             As filed with the Securities and Exchange Commission April 29, 2004

                                                             File Nos. 333-96785
                                                                       811-08306
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [_]
   Pre-Effective Amendment No.                                          [_]
   Post-Effective Amendment No. 2                                       [X]


and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 31                                                       [X]


                        (Check appropriate box or boxes.)

      FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
      ----------------------------------------------------
      (Exact Name of Registrant)

      FIRST METLIFE INVESTORS INSURANCE COMPANY
      -----------------------------------------
      (Name of Depositor)

      22 Corporate Plaza Drive, Newport Beach, CA                   92660
      ----------------------------------------------------       ----------
      (Address of Depositor's Principal Executive Offices)       (Zip Code)

Depositor's Telephone Number, including Area Code (800) 989-3752

      Name and Address of Agent for Service
           Richard C. Pearson
           Executive Vice President
           First MetLife Investors Insurance Company
           22 Corporate Plaza Drive
           Newport Beach, CA 92660
           (949) 629-1317

      Copies to:
           W. Thomas Conner
           Sutherland Asbill & Brennan LLP
           1275 Pennsylvania Avenue, NW
           Washington, DC 20004-2415
           (202) 383-0590

                                   ----------

It is proposed that this filing will become effective:


[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2004, pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Registered: Individual Variable Annuity Contracts

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2004
                                      TO
                         PROSPECTUS DATED MAY 1, 2004

This supplements the prospectuses, dated May 1, 2004, for the Class L and Series L products issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company (the "Companies").

Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Class L and Series L Contracts. This suspension is based on the authority granted to the Companies under the terms of the Contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocated of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your Contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.



                                  Class/Series L
                                  SUPP-FXL

                                                                   THE VARIABLE
                                                                        ANNUITY
                                                                       CONTRACT

                                                                      ISSUED BY

                                                        FIRST METLIFE INVESTORS
                                                              INSURANCE COMPANY

                                                                            AND

                                                        FIRST METLIFE INVESTORS
                                                               VARIABLE ANNUITY
                                                                    ACCOUNT ONE


                                                                        CLASS L


       This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife
                                                        Investors or we or us).


  The annuity contract has 23 investment choices - a fixed account which offers an interest rate which is guaranteed by us, and 22 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. Effective for contracts issued on and after May 1, 2003, the fixed account is not available as an investment choice during the accumulation phase of the contract, except in connection with an enhanced dollar cost averaging program.

MET INVESTORS SERIES TRUST (CLASS B):
   Met/AIM Mid Cap Core Equity Portfolio
   Met/AIM Small Cap Growth Portfolio

   Goldman Sachs Mid-Cap Value Portfolio



   Harris Oakmark International Portfolio
   Janus Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   MFS(R) Research International Portfolio

   Neuberger Berman Real Estate Portfolio

   Oppenheimer Capital Appreciation Portfolio

   Money Market Portfolio (formerly PIMCO Money Market Portfolio)

   PIMCO Inflation Protected Bond Portfolio

   PIMCO Total Return Portfolio


   PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio)



   Met/Putnam Research Portfolio

   Third Avenue Small Cap Value Portfolio



   T. Rowe Price Mid-Cap Growth Portfolio

   Turner Mid-Cap Growth Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

   Davis Venture Value Portfolio (Class E)

   Harris Oakmark Focused Value Portfolio


   Jennison Growth Portfolio


   MetLife Stock Index Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.


To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 33 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2004

TABLE OF CONTENTS                                                           PAGE


             INDEX OF SPECIAL TERMS............................  2

             HIGHLIGHTS........................................  3

             FEE TABLES AND EXAMPLES...........................  4

             1. THE ANNUITY CONTRACT...........................  9
                Market Timing..................................  9

             2. PURCHASE.......................................  9
                Purchase Payments..............................  9
                Termination for Low Account Value.............. 10
                Allocation of Purchase Payments................ 10
                Free Look...................................... 10
                Accumulation Units............................. 11
                Account Value.................................. 11
                Replacement of Contracts....................... 11

             3. INVESTMENT OPTIONS............................. 11
                Transfers...................................... 13
                Dollar Cost Averaging Programs................. 14
                Three Month Market Entry Program............... 15
                Automatic Rebalancing Program.................. 16
                Asset Allocation Programs...................... 16
                Voting Rights.................................. 17
                Substitution of Investment Options............. 17

             4. EXPENSES....................................... 17
                Product Charges................................ 17
                Account Fee.................................... 18
                Guaranteed Minimum Income Benefit -
                 Rider Charge.................................. 18
                Withdrawal Charge.............................. 18
                Reduction or Elimination of the
                 Withdrawal Charge............................. 19
                Premium and Other Taxes........................ 19
                Transfer Fee................................... 19
                Income Taxes................................... 20
                Investment Portfolio Expenses.................. 20

             5. ANNUITY PAYMENTS (THE INCOME PHASE)............ 20
                Annuity Date................................... 20
                Annuity Payments............................... 20
                Annuity Options................................ 21
                Guaranteed Minimum Income Benefit.............. 21
                Description of GMIB............................ 22
                GMIB and Qualified Contracts................... 23

             6. ACCESS TO YOUR MONEY........................... 23
                Systematic Withdrawal Program.................. 24
                Suspension of Payments or Transfers............ 24

             7. PERFORMANCE.................................... 24

             8. DEATH BENEFIT.................................. 25
                Upon Your Death................................ 25
                Standard Death Benefit - Principal Protection.. 25
                Optional Death Benefit - Annual Step-Up........ 25


                     General Death Benefit Provisions..... 26
                     Spousal Continuation................. 26
                     Death of the Annuitant............... 27
                     Controlled Payout.................... 27

                  9. FEDERAL INCOME TAX STATUS............ 27
                     Taxation of Non-Qualified Contracts.. 27
                     Taxation of Qualified Contracts...... 28
                     Foreign Tax Credits.................. 30
                     Possible Tax Law Changes............. 30

                  10. OTHER INFORMATION................... 30
                     First MetLife Investors.............. 30
                     The Separate Account................. 31
                     Distributor.......................... 31
                     Selling Firms........................ 31
                     Requests and Elections............... 32
                     Ownership............................ 33
                     Financial Statements................. 33

                  TABLE OF CONTENTS OF THE STATEMENT OF
                  ADDITIONAL INFORMATION.................. 33


               APPENDIX A
               Condensed Financial Information.............. A-1

               APPENDIX B
               Participating Investment Portfolios.......... B-1

               APPENDIX C
               EDCA Examples with Multiple Purchase Payments C-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus, which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                 PAGE
                           Account Value........  11
                           Accumulation Phase...   9
                           Accumulation Unit....  11
                           Annuitant............  33
                           Annuity Date.........  20
                           Annuity Options......  21
                           Annuity Payments.....  20
                           Annuity Unit.........  11
                           Beneficiary..........  33
                           Business Day.........  10
                           Fixed Account........   9
                           Income Base..........  22
                           Income Phase.........   9
                           Investment Portfolios  11
                           Joint Owner..........  33
                           Owner................  33
                           Purchase Payment.....   9
                           Separate Account.....  31

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit ("GMIB").


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you elect the GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it. You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value.
We do not refund any charges or deductions assessed during the free look period.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

               WITHDRAWAL CHARGE (Note 1) 7%
                  (as a percentage of
                  purchase payments)

               TRANSFER FEE (Note 2)      $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")


                                                    Withdrawal
              Number of Complete Years from        Charge (% of
              Receipt of Purchase Payment        Purchase Payment)
              -----------------------------      -----------------
                         0                               7
                         1                               6
                         2                               5
                        3 and thereafter                 0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE*

                 ACCOUNT FEE (Note 1)     $30

                 GUARANTEED MINIMUM
                 INCOME BENEFIT (GMIB)
                 RIDER CHARGE
                    If no optional death  0.50% of Income Base
                    benefit is selected   (Note 2)

                    If an optional death  0.45% of Income
                                          Base
                    benefit is selected   (Note 2)

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

                Mortality and Expense Charge              1.35%
                Administration Charge                     0.25%
                                                          -----
                Total Separate Account Annual Expenses    1.60%

                Death Benefit Rider Charges (Optional)
                (as a percentage of average account value in the Separate Account)

                Annual Step-Up Death Benefit              0.20%

--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -Guaranteed Minimum Income Benefit" for a definition of the term Income Base.


*Certain periodic fees and expenses for contracts issued before May 1, 2003, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

                 Total Annual Investment        Minimum Maximum
                 Portfolio Operating             0.56%   1.52%
                 Expenses (expenses that are
                 deducted from investment
                 portfolio assets, including
                 management fees, 12b-1/service
                 fees, and other expenses)

--------------------------------------------------------------------------------


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."

                      This page intentionally left blank.

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an investment portfolio)



The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


                                                       Goldman                                Lord      Lord
                 Met             Met/AIM     Met/AIM   Sachs         Harris        Janus      Abbett    Abbett     MFS(R)
                 Investors       Mid Cap     Small Cap Mid-Cap       Oakmark       Aggressive Bond      Growth and Research
                 Series          Core Equity Growth    Value         International Growth     Debenture Income     International
                 Trust           Portfolio   Portfolio Portfolio (3) Portfolio     Portfolio  Portfolio Portfolio  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                  0.75%       0.90%     0.75%         0.85%         0.78%      0.60%     0.56%      0.80%
12b-1/Service Fees               0.25%       0.25%     0.25%         0.25%         0.25%      0.25%     0.25%      0.25%
Other Expenses(1)                0.19%       0.21%     0.41%         0.33%         0.15%      0.11%     0.05%      0.34%
                                 =====       =====     =====         =====         =====      =====     =====      =====
Total Annual
  Portfolio Expenses             1.19%       1.36%     1.41%         1.43%         1.18%      0.96%     0.86%      1.39%
---------------------------------------------------------------------------------------------------------------------------------
Contractual Expense
  Subsidy or
  Deferral                       0.00%       0.06%     0.21%         0.00%         0.04%      0.00%     0.00%      0.06%
---------------------------------------------------------------------------------------------------------------------------------
Net Total
  Annual Portfolio
  Expense(2)                     1.19%       1.30%     1.20%         1.43%         1.14%      0.96%     0.86%      1.33%
---------------------------------------------------------------------------------------------------------------------------------



                 Neuberger     Oppenheimer
                 Berman        Capital
                 Real Estate   Appreciation
                 Portfolio (3) Portfolio
---------------------------------------------
Management Fees                  0.70%         0.63%
12b-1/Service Fees               0.25%         0.25%
Other Expenses(1)                0.41%         0.11%
                                 =====         =====
Total Annual
  Portfolio Expenses             1.36%         0.99%
-------------------------------------------------------------
Contractual Expense
  Subsidy or
  Deferral                       0.21%         0.00%
-------------------------------------------------------------
Net Total
  Annual Portfolio
  Expense(2)                     1.15%         0.99%
-------------------------------------------------------------


(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.04% for the Met/AIM Mid Cap Core Equity Portfolio; 0.10% for the Harris Oakmark International Portfolio; 0.05% for the Lord Abbett Bond Debenture Portfolio; 0.01% for the Oppenheimer Capital Appreciation Portfolio; 0.01% for the PIMCO Total Return Portfolio; 0.05% for the Third Avenue Small Cap Value Portfolio; and 0.02% for the T. Rowe Price Mid-Cap Growth Portfolio.


(2) The Net Total Annual Portfolio Expenses reflect contractual arrangements under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2003.


(3) These investment portfolios are expected to be available for investment on or about May 1, 2004, and portfolio expenses are estimated for the year ended December 31, 2004.

                                                       Third
              PIMCO                                    Avenue    T.Rowe                        Metro-           Harris
              Inflation PIMCO     PIMCO      Met/      Small     Price     Turner    politan           Davis    Oakmark
    Money     Protected Total      PEA       Putnam     Cap      Mid-Cap   Mid-Cap   Series           Venture   Focused
    Market    Bond      Return    Innovation Research  Value     Growth    Growth    Fund,            Value     Value
    Portfolio Portfolio Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio Inc.             Portfolio Portfolio
--------------------------------------------------------------------------------------------------------------------------
    0.40%     0.50%     0.50%     0.95%      0.80%     0.75%     0.75%     0.80%                      0.74%     0.75%
    0.25%     0.25%     0.25%     0.25%      0.25%     0.25%     0.25%     0.25%                      0.15%     0.25%
    0.09%     0.09%     0.08%     0.32%      0.22%     0.18%     0.18%     0.41%                      0.05%     0.05%
=   =====     =====     =====     =====      =====     =====     =====     =====                      =====     =====

    0.74%     0.84%     0.83%     1.52%      1.27%     1.18%     1.18%     1.46%                      0.94%     1.05%
--------------------------------------------------------------------------------------------------------------------------

    0.00%     0.00%     0.00%     0.17%      0.13%     0.00%     0.00%     0.21%                      0.00%     0.00%
--------------------------------------------------------------------------------------------------------------------------

    0.74%     0.84%     0.83%     1.35%      1.14%     1.18%     1.18%     1.25%                      0.94%     1.05%
--------------------------------------------------------------------------------------------------------------------------




          MetLife
Jennison  Stock
Growth    Index
Portfolio Portfolio
---------------------
0.67%     0.25%
0.25%     0.25%
0.06%     0.06%
=====     =====

0.98%     0.56%
---------------------

0.00%     0.00%
---------------------

0.98%     0.56%
---------------------

EXAMPLES



THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Guaranteed Minimum Income Benefit rider, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
      (a)$1,083.49                (a)$1,620.10                (a)$1,983.77                (a)$4,144.01
      (b)$  987.90                (b)$1,337.38                (b)$1,519.98                (b)$3,259.80


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$383.49                        (a)$1,170.10                (a)$1,983.77                (a)$4,144.01
       (b)$287.90                        (b)$  887.38                (b)$1,519.98                (b)$3,259.80



CHART 2. Chart 2 below assumes that you do not select the optional death benefit rider or the Guaranteed Minimum Income Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
      (a)$1,015.95                (a)$1,414.66                (a)$1,636.45                (a)$3,422.29
      (b)$  920.17                (b)$1,128.80                (b)$1,162.95                (b)$2,494.46


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$220.17                  (a)$678.80                 (a)$1,162.95                (a)$2,494.46
       (b)$315.95                  (b)$964.66                 (b)$1,636.45                (b)$3,422.29



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


Except as described below, the contract also contains a fixed account. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS
IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING
THE ACCUMULATION PHASE OF THE CONTRACT, EXCEPT IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE (EXCEPT FOR THE ENHANCED DOLLAR COST AVERAGING PROGRAM) SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING




We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."


2.  PURCHASE

PURCHASE PAYMENTS


A purchase payment is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any application or purchase payment and to limit future purchase payments. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

.. The minimum initial purchase payment we will accept is $10,000 when the contract is purchased as a non-qualified contract.

.. If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

.. You can make additional purchase payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

..  We will accept a different amount if required by federal tax law.


TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the account value in one sum if, before the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

.. the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

.. your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.



Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A business day is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections").


FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payments to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally, before 4:00 p.m. Eastern Time) and then credit your contract.


EXAMPLE:


 On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE

Account value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS



Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.


3.  INVESTMENT OPTIONS


The contract offers 22 investment portfolios which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS

DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others.




MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B portfolios are available under the contract:


 Met/AIM Mid Cap Core Equity Portfolio
 Met/AIM Small Cap Growth Portfolio

 Goldman Sachs Mid-Cap Value Portfolio

 Harris Oakmark International Portfolio


 Janus Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Research International Portfolio

 Neuberger Berman Real Estate Portfolio

 Oppenheimer Capital Appreciation Portfolio

 Money Market Portfolio (formerly PIMCO Money Market Portfolio)

 PIMCO Inflation Protected Bond Portfolio

 PIMCO Total Return Portfolio


 PIMCO PEA Innovation Portfolio (formerly PIMCO Innovation Portfolio)



 Met/Putnam Research Portfolio

 Third Avenue Small Cap Value Portfolio

 T. Rowe Price Mid-Cap Growth Portfolio



 Turner Mid-Cap Growth Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios (see Appendix B for the names of the subadvisers). The following Class B or Class E, as noted, portfolios are available under the contract:


 Davis Venture Value Portfolio (Class E)

 Harris Oakmark Focused Value Portfolio


 Jennison Growth Portfolio


 MetLife Stock Index Portfolio

TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account (excludes the accumulation phase for contracts issued on or after May 1, 2003) and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


.. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

..  Your request for transfer must clearly state how much the transfer is for.

.. The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

.. The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.


.. You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.




During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


..  The credited interest rate is equal to the guaranteed minimum rate;

.. Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

..  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.


MARKET TIMING. We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by owners within given periods of time and/or investigating transfer activity identified by our Annuity Service Center or the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and subaccounts and may be more restrictive with regard to certain contracts or subaccounts than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners or investment portfolio shareholders. In addition, we cannot guarantee that the investment portfolios will not be harmed by transfer activity related to other insurance companies and/ or retirement plans that may invest in the investment portfolios.



Our policies and procedures may result in restrictions being applied to owner(s). These restrictions may include:



.. requiring you to send us by U.S. mail a signed, written request to make transfers;



..  limiting the number of transfers you may make each contract year;



..  limiting the dollar amount that may be transferred at any one time;



..  charging a transfer or collecting an investment portfolio redemption fee;



.. denying a transfer request from an authorized third party acting on behalf of multiple owners; and



.. imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other owners (including, but not limited to, imposing a minimum time period between each transfer).



If restrictions are imposed on a owner, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)


   This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.


2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

   The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

   You can make subsequent purchase payments while you have an active EDCA account in effect; provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.

   . The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

   . Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


   . Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


   (See Appendix C for further examples of EDCA with multiple purchase payments.)

   The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

   The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


   If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.



We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

 Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there is no guarantee, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolios. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.


Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program for any reason, including, without limitation, a change in regulatory requirements applicable to such programs.


RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative system and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.


If you participate in a recognized asset allocation program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees.



We reserve the right to terminate our support of a recognized program for any reason, including, without limitation, a change in the regulatory requirements applicable to such programs.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.35% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense charge on an annual basis is 1.45% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select the following death benefit rider, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentage below of the average daily net asset value of each investment portfolio:

                       Annual Step-Up Death Benefit 0.20%

ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account for the prior contract year, fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.



A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit ("GMIB") rider which you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. This charge is reduced to 0.45% of the income base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")



The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to account value, less purchase payments not previously withdrawn); then

2. The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made; the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                                Withdrawal Charge
               Number of Complete Years         (% of Purchase
               from Receipt of Purchase Payment Payment)
               -------------------------------- -----------------
                              0                         7
                              1                         6
                              2                         5
                       3 and thereafter                 0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits although we do assess the withdrawal charge in calculating GMIB annuity payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues to contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the anniversary date. We will not accept additional payments once this waiver is used.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment options.


5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the available investment portfolio(s), or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

(1) the value of your contract in the investment portfolio(s) on the annuity date,

(2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

(3) the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.



In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.




GUARANTEED MINIMUM INCOME BENEFIT



At the time you buy the contract, you can elect the guaranteed minimum income benefit (GMIB) rider.

It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any subaccount, and the "income base" that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.



DESCRIPTION OF GMIB



You can only elect the GMIB when you purchase the contract and you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.



INCOME BASE. The income base is the greater of (a) or (b) minus (c) below:



(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent withdrawals.



(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



  (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;



 (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:



     (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or



     (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.



(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.



It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payment and charges for the GMIB rider.



OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.



Upon exercise of the GMIB, your annuity payments will be the greater of:

.. The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or



.. The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase.")



EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:



.. A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or



..  A joint survivor life annuity with a 10 year period certain.



TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:



.. The date you elect to receive annuity payments either under the GMIB rider or the contract;



.. The 30th day following the contract anniversary immediately after your 85th birthday;



..  The date you make a complete withdrawal of your account value;



.. Death of the owner or death of the annuitant if a non-natural person owns the contract; or



..  Change of the owner, for any reason, unless we otherwise agree.



MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.



When the GMIB rider terminates, the corresponding GMIB rider charge terminates.



THE GMIB AND QUALIFIED CONTRACTS



The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your account representative or tax adviser.




6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);

(2) by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

..  less any applicable withdrawal charge,

..  less any premium or other tax,

..  less any account fee, and


..  less any applicable pro rata GMIB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.



.. You must submit a request to our Annuity Service Center. (See "Requests and Elections.")



.. You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")



.. You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



.. We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


7.  PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge or GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, (including death benefit rider charges) account fee, withdrawal charge, GMIB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the guaranteed minimum income benefit rider using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


8.  DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. The death benefits are described below. Check your contract and riders for the specific provisions applicable. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3) the highest anniversary value, as defined below.

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

On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

.. Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner,

.. increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and

.. for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond her or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available.

Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax laws also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60-day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non- deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as page 26 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2004, $3,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit rider in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $9,000 for 2004. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.



OTHER TAX ISSUES. Qualified Contracts (including contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

FIRST METLIFE INVESTORS

First MetLife Investors was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First

MetLife Investors is licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a Separate Account, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios (see "Fee Tables and Examples -- Investment Portfolio Expenses" and the fund prospectuses). These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.



SELLING FIRMS



We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions and some form of non-cash compensation. A group of selected selling firms receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 6% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the contracts). Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. A list of selling firms that received additional compensation in 2003 is set forth in the Statement of Additional Information in the "Distribution" section.


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

..  Through your registered representative

..  By telephone at 1-800-343-8496 between the hours of 7:30 AM and 5:30PM
   Central Time, Monday through Thursday and 7:30AM and 5:00 PM Central Time on Friday

..  In writing to our Annuity Service Center

..  By fax at (515) 457-4400.


..  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.




We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP

OWNER. You, as the owner of the contract, have all the interest and rights under the contract.


These rights include the right to:



..  change beneficiary.



.. change the annuitant before the annuity date (subject to our underwriting and administrative rules).



..  assign the contract (subject to limitation).



..  change the payment option.



.. exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can generally be owned by joint owners, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The annuitant is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Matters
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1   - Contracts with the Standard Death Benefit -- Principal Protection
            (total separate account product charges, applicable on and after May 1, 2003, equal 1.60% on an annual basis)



1.60% SEPARATE ACCOUNT PRODUCT CHARGES





                                                                       NUMBER OF
                                                                      ACCUMULATION
                                          ACCUMULATION  ACCUMULATION     UNITS
                                          UNIT VALUE AT UNIT VALUE AT OUTSTANDING
                                          BEGINNING OF     END OF      AT END OF
                                             PERIOD        PERIOD        PERIOD
----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003 to 12/31/2003                  8.751972     11.739807   13,882.2491
----------------------------------------------------------------------------------

JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003 to 12/31/2003                  5.505944      6.703844   48,192.0186
----------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003 to 12/31/2003                 14.697264     16.082371   37,330.9618
----------------------------------------------------------------------------------

LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
   05/01/2003 to 12/31/2003                 34.555426     43.027856    8,353.0240
----------------------------------------------------------------------------------

MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003 to 12/31/2003                  9.728989     12.010450    7,860.7316
----------------------------------------------------------------------------------

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003 to 12/31/2003                  8.707674     11.587034    4,003.2619
----------------------------------------------------------------------------------

MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003 to 12/31/2003                  6.425734      7.712200    1,580.6499
----------------------------------------------------------------------------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003 to 12/31/2003                  7.334391      9.478581    7,153.0217
----------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003 to 12/31/2003                 10.096666     10.012101      959.7562
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.60% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                             ACCUMULATION  ACCUMULATION     UNITS
                                             UNIT VALUE AT UNIT VALUE AT OUTSTANDING
                                             BEGINNING OF     END OF      AT END OF
                                                PERIOD        PERIOD        PERIOD
-------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003 to 12/31/2003                     6.545686      7.953701   23,794.8072
-------------------------------------------------------------------------------------

PIMCO INFLATION PROTECTED SUB-ACCOUNT
   05/01/2003 to 12/31/2003                    10.000000     10.421980   30,826.1413
-------------------------------------------------------------------------------------

PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003 to 12/31/2003                     3.305316      4.593698    6,978.1627
-------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003 to 12/31/2003                    11.613154     11.664058   28,667.1859
-------------------------------------------------------------------------------------

THIRD AVENUE SMALL CAP VALUE PORTFOLIO
   05/01/2003 to 12/31/2003                     8.471513     11.465522   20,827.5246
-------------------------------------------------------------------------------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   05/01/2003 to 12/31/2003                     4.758231      6.116168   22,610.6332
-------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC. (CLASS B)

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003 to 12/31/2003                     8.556367     10.760288   21,863.9853
-------------------------------------------------------------------------------------

HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003 to 12/31/2003                    10.939577     13.961360   19,329.6860
-------------------------------------------------------------------------------------

JENNISON GROWTH SERIES (CLASS B)
   05/01/2003 to 12/31/2003                     8.069248      9.742491   23,123.6390
-------------------------------------------------------------------------------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003 to 12/31/2003                     8.627802     10.439147   17,979.6903
-------------------------------------------------------------------------------------

APPENDIX A

CHART 2   - Contracts with the Annual Step-Up Death Benefit (total separate account product charges, applicable on and after May 1, 2003, equal 1.80% on an annual basis)



1.80% SEPARATE ACCOUNT PRODUCT CHARGES





                                                                          NUMBER OF
                                                                         ACCUMULATION
                                             ACCUMULATION  ACCUMULATION     UNITS
                                             UNIT VALUE AT UNIT VALUE AT OUTSTANDING
                                             BEGINNING OF     END OF      AT END OF
                                                PERIOD        PERIOD        PERIOD
-------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003 to 12/31/2003                     8.751720     11.651185   119,736.5790
-------------------------------------------------------------------------------------

JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003 to 12/31/2003                     5.459552      6.638491   200,663.2776
-------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003 to 12/31/2003                    14.573624     15.925780   149,000.8277
-------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003 to 12/31/2003                    34.264456     42.608637    78,446.7758
-------------------------------------------------------------------------------------

MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003 to 12/31/2003                     9.668482     11.919827    63,774.8304
-------------------------------------------------------------------------------------

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003 to 12/31/2003                     8.653502     11.499598    58,772.8497
-------------------------------------------------------------------------------------

MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003 to 12/31/2003                     6.371611      7.637036     8,300.2713
-------------------------------------------------------------------------------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003 to 12/31/2003                     7.272616      9.386204    46,347.0931
-------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
(FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003 to 12/31/2003                    10.011685      9.914562     1,667.1856
-------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003 to 12/31/2003                     6.490541      7.876171   296,875.2646
-------------------------------------------------------------------------------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003 to 12/31/2003                    10.000000     10.408048   158,338.8321
-------------------------------------------------------------------------------------

PIMCO PEA INNOVATION SUB-ACCOUNT
(FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   05/01/2003 to 12/31/2003                     3.277419      4.548861     8,578.1210
-------------------------------------------------------------------------------------

APPENDIX A

1.80% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                       NUMBER OF
                                                                      ACCUMULATION
                                          ACCUMULATION  ACCUMULATION     UNITS
                                          UNIT VALUE AT UNIT VALUE AT OUTSTANDING
                                          BEGINNING OF     END OF      AT END OF
                                             PERIOD        PERIOD        PERIOD
----------------------------------------------------------------------------------

PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003 to 12/31/2003                 11.515455     11.550473   144,808.2349
----------------------------------------------------------------------------------

THIRD AVENUE SMALL CAP VALUE PORTFOLIO
   05/01/2003 to 12/31/2003                  8.437663     11.404493   109,531.1510
----------------------------------------------------------------------------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   05/01/2003 to 12/31/2003                  4.718127      6.056532   164,237.4876
----------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003 to 12/31/2003                  8.484340     10.655482   162,127.6549
----------------------------------------------------------------------------------

HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003 to 12/31/2003                 10.847497     13.825385   130,707.7987
----------------------------------------------------------------------------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003 to 12/31/2003                  8.036977      9.690594   116,963.2149
----------------------------------------------------------------------------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003 to 12/31/2003                  8.574110     10.360344    37,726.2791
----------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS




Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B):



Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:



MET/AIM MID CAP CORE EQUITY PORTFOLIO



SUBADVISER: A I M Capital Management, Inc.



INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.



MET/AIM SMALL CAP GROWTH PORTFOLIO



SUBADVISER: A I M Capital Management, Inc.



INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.



GOLDMAN SACHS MID-CAP VALUE PORTFOLIO



SUBADVISER: Goldman Sachs Asset Management



INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.



HARRIS OAKMARK INTERNATIONAL PORTFOLIO



SUBADVISER: Harris Associates L.P.



INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



JANUS AGGRESSIVE GROWTH PORTFOLIO



SUBADVISER: Janus Capital Management LLC



INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.



LORD ABBETT BOND DEBENTURE PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.



LORD ABBETT GROWTH AND INCOME PORTFOLIO



SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.



MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.



NEUBERGER BERMAN REAL ESTATE PORTFOLIO



SUBADVISER: Neuberger Berman Management Inc.



INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



SUBADVISER: OppenheimerFunds, Inc.



INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.



MONEY MARKET PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

PIMCO INFLATION PROTECTED BOND PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO



SUBADVISER: Pacific Investment Management Company LLC



INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



PIMCO PEA INNOVATION PORTFOLIO



SUBADVISER: PEA Capital LLC (formerly, PIMCO Equity Advisors LLC)



INVESTMENT OBJECTIVE: The PIMCO PEA Innovation Portfolio seeks capital appreciation; no consideration is given to income.



MET/PUTNAM RESEARCH PORTFOLIO



SUBADVISER: Putnam Investment Management, LLC



INVESTMENT OBJECTIVE: The Met/Putnam Research Portfolio seeks capital appreciation.



THIRD AVENUE SMALL CAP VALUE PORTFOLIO



SUBADVISER: Third Avenue Management LLC



INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long term capital appreciation.



T. ROWE PRICE MID-CAP GROWTH PORTFOLIO



SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.



TURNER MID-CAP GROWTH PORTFOLIO



SUBADVISER: Turner Investment Partners



INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:



DAVIS VENTURE VALUE PORTFOLIO (CLASS E)



SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.



INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



SUBADVISER: Harris Associates L.P.



INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.



JENNISON GROWTH PORTFOLIO



SUBADVISER: Jennison Associates LLC



INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



METLIFE STOCK INDEX PORTFOLIO



SUBADVISER: Metropolitan Life Insurance Company



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)/(1/12) /- EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                      ------Account Values------
  Beg of Amount Allocated    Actual         EDCA      1st Payment   2nd Payment
  Month      to EDCA      EDCA Transfer Account Value   Bucket        Bucket
  -----      -------      ------------- -------------   ------        ------
  1           12000           2000          10000        10000
  2                           2000           8095         8095
  3                           2000           6172         6172
  4            6000           3000           9230         3230         6000
  5                           3000           6309          261         6048
  6                           3000           3359            0         3359
  7                           3000            386            0          386
  8                            389              0            0            0
  9                              0              0            0            0
  10                             0              0            0            0
  11                             0              0            0            0
  12                             0              0            0            0
  13                             0              0            0            0
  14                             0              0            0            0
  15                             0              0            0            0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)/(1/12) /- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                      ------Account Values------
  Beg of Amount Allocated    Actual         EDCA      1st Payment   2nd Payment
  Month      to EDCA      EDCA Transfer Account Value   Bucket        Bucket
  -----      -------      ------------- -------------   ------        ------
  1           24000           2000          22000        22000
  2                           2000          20209        20209
  3                           2000          18401        18401
  4                           2000          16575        16575
  5                           2000          14732        14732
  6           12000           3000          23872        11872         12000
  7                           3000          21801         8985         12096
  8                           3000          18262         6070         12192
  9                           3000          15417         3128         12289
  10                          3000          12545          157         12387
  11                          3000           9645            0          9645
  12                          3000           6722            0          6722
  13                          3000           3776            0          3776
  14                          3000            806            0           806
  15                           812              0            0             0

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                   FIRST METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS L



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2004, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2004.


SAI 0504 L FMLI

           TABLE OF CONTENTS                                  PAGE...

           COMPANY...............................................  3

           EXPERTS...............................................  3

           CUSTODIAN.............................................  3

           LEGAL MATTERS.........................................  3

           DISTRIBUTION..........................................  3
              Reduction or Elimination of the Withdrawal Charge..  4

           CALCULATION OF PERFORMANCE INFORMATION................  5
              Total Return.......................................  5
              Historical Unit Values.............................  5
              Reporting Agencies.................................  6

           ANNUITY PROVISIONS....................................  6
              Variable Annuity...................................  6
              Fixed Annuity......................................  7
              Mortality and Expense Guarantee....................  7
              Regulatory Restrictions on Transactions............  7

           TAX STATUS OF THE CONTRACTS...........................  8

           FINANCIAL STATEMENTS.................................. 11

COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is presently licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS


The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.


CUSTODIAN

First MetLife Investors Insurance Company, One Madison Avenue, New York, NY 10010, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

LEGAL MATTERS


Legal matters in connection with the Contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the contracts.





DISTRIBUTION



Information about the distribution of the contracts is contained in the prospectus. (See "Other Information--Distribution of the Contracts.") Additional information is provided below.



The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Delaware corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:



                                                         AGGREGATE AMOUNT OF
                              AGGREGATE AMOUNT OF      COMMISSIONS RETAINED BY
                              COMMISSIONS PAID TO         DISTRIBUTOR AFTER
FISCAL YEAR                      DISTRIBUTOR*         PAYMENTS TO SELLING FIRMS
-----------                -------------------------  -------------------------
2001                                   $      41,146                         $0
2002                                    $    139,056                         $0
2003                                     $ 6,366,843                         $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. The following list sets forth the names of Selling Firms that received additional compensation in 2003 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The Selling Firms are listed in the order of the magnitude of their additional compensation. For purposes of such ordering, the amount of compensation received by a Selling Firm may include additional compensation received the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).



Edward Jones


Merrill Lynch, Pierce, Fenner & Smith Inc.


A.G. Edwards & Sons, Inc.


UBS Financial Services, Inc.


Wachovia Securities, LLC


High Mark Securities, Inc.


Walnut Street Securities, Inc.


Raymond James Financial Services, Inc.


Linsco/Private Ledger Corp.


National Planning Corporation


Securities America, Inc.


Intersecurities, Inc.


RBC Dain Rauscher, Inc.


Piper Jaffray & Co.


Janney Montgomery Scott LLC


Mutual Service Corporation


Essex National Securities, Inc.


Morgan Keegan & Company, Inc.


Raymond James and Associates, Inc.


Commonwealth Financial Network


Ferris, Baker Warts Incorporated


UVEST Financial Services Group, Inc.


CUSO Financial Services L.P.


Next Financial Group, Inc.


Sigma Financial Corporation


National Planning Corporation


Robert W. Baird & Co. Incorporated


Invest Financial Corporation


SF Investments, Inc.


Brookstreet Securities Corporation


Legg Mason Wood Walker, Incorporated


H.D. Vest Investment Services


H. Beck, Inc.


McDonald Investments Inc.


Securities Service Network, Inc.


Waterstone Financial Group, Inc.


XCU Capital Corporation, Inc.


Centaurus Financial, Inc.


Mellon Securities LLC


Sammons Securities Company, LLC


Valmark Securities, Inc.


First Allied Securities, Inc.


Fiserv Investor Services, Inc.


LaSalle St. Securities, L.L.C.


Pan-American Financial Advisors


Oppenheimer & Co., Inc.


HSBC Brokerage (USA) Inc.



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after considering the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF
PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account Product Charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and GMIB rider charge. Premium taxes are not reflected.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n/ = ERV

Where:

   P  = a hypothetical initial payment of $1,000

   T  = average annual total return

   n  = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of withdrawal charge or GMIB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.






HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

    (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

    (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

..  You may not make a transfer from the fixed account to the Separate Account;

.. Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

.. You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.


OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONDENSED FINANCIAL INFORMATION


The following chart lists the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2003. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.



CHART 3 - Contracts issued prior to May 1, 2003 with the Standard Death Benefit
          - Principal Protection and no additional death benefit riders (total separate account product charges equal 1.70% on an annual basis)



1.70% SEPARATE ACCOUNT PRODUCT CHARGES




                                                                         NUMBER OF
                                                                        ACCUMULATION
                                            ACCUMULATION  ACCUMULATION     UNITS
                                            UNIT VALUE AT UNIT VALUE AT OUTSTANDING
                                            BEGINNING OF     END OF      AT END OF
                                               PERIOD        PERIOD        PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/04/2002    to    12/31/2002              8.814571      8.800051       11.3449
   01/01/2003    to    12/31/2003              8.800051     11.677183      721.1719
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/04/2002    to     12/31/2002             5.459802      5.174250       18.3157
   01/01/2003    to    12/31/2003              5.174250      6.659028      892.5823
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/04/2002    to    12/31/2002             13.123338     13.636163       69.0740
   01/01/2003    to    12/31/2003             13.636163     15.974861    5,757.2976
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/04/2002    to    12/31/2002             33.684981     33.252421        2.9687
   01/01/2003    to    12/31/2003             33.252421     42.739368    3,179.6844
------------------------------------------------------------------------------------
MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/04/2002    to    12/31/2002              9.707067      9.630429       10.3018
   01/01/2003    to    12/31/2003              9.630429     11.946424    1,078.3159
------------------------------------------------------------------------------------
MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/04/2002    to    12/31/2002              8.729355      8.441761       11.4556
   01/01/2003    to    12/31/2003              8.441761     11.525222    4,378.8968
------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   11/04/2002    to    12/31/2002              6.490187      6.266710       15.4079
   01/01/2003    to    12/31/2003              6.266710      7.660639    4,573.1330
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/04/2002    to    12/31/2002              7.398939      7.252608       13.5155
   01/01/2003    to    12/31/2003              7.252608      9.415238    7,394.3565
------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
  (FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   11/04/2002    to    12/31/2002             10.084706     10.071962        9.9160
   01/01/2003    to    12/31/2003             10.071962      9.945179   27,478.6952
------------------------------------------------------------------------------------

1.70% SEPARATE ACCOUNT PRODUCT CHARGES





                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/04/2002    to    12/31/2002               6.521341      6.252226       335.2356
   01/01/2003    to    12/31/2003               6.252226      7.900513    17,968.4594
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003    to    12/31/2003              10.000000     10.415006     3,417.3142
---------------------------------------------------------------------------------------
PIMCO PEA INNOVATION SUB-ACCOUNT
  (FORMERLY PIMCO INNOVATION SUB-ACCOUNT)
   11/04/2002    to    12/31/2002               3.108721      2.945438        32.1676
   01/01/2003    to    12/31/2003               2.945438      4.562967     4,034.5291
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   11/04/2002    to    12/31/2002              11.097541     11.298298       120.9923
   01/01/2003    to    12/31/2003              11.298298     11.586151    10,665.6157
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/04/2002    to    12/31/2002               8.168409      8.215979        12.2423
   01/01/2003    to    12/31/2003               8.215979     11.423529     1,870.5612
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/04/2002    to    12/31/2002               4.702094      4.522374        21.2671
   01/01/2003    to    12/31/2003               4.522374      6.075262    16,927.7984
---------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/04/2002    to    12/31/2002               8.380923      8.315670        11.9319
   01/01/2003    to    12/31/2003               8.315670     10.688383     8,197.8278
---------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/04/2002    to    12/31/2002              10.500116     10.659633         9.5237
   01/01/2003    to    12/31/2003              10.659633     13.868108     2,765.7611
---------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/04/2002    to    12/31/2002               8.049402      7.612760        12.4233
   01/01/2003    to    12/31/2003               7.612760      9.706767     1,750.6512
---------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/04/2002    to    12/31/2002               8.530603      8.259307        11.7225
   01/01/2003    to    12/31/2003               8.259307     10.383456       869.9283
---------------------------------------------------------------------------------------

FINANCIAL STATEMENTS


The financial statements of the Separate Account and the Company are included herein.


The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders of
First MetLife Investors Insurance Company and
Contract Owners of First MetLife Investors Variable Annuity Account One

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising First MetLife Investors Variable Annuity Account One (the Separate Account) of First MetLife Investors Insurance Company as of December 31, 2003, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of First MetLife Investors Variable Annuity Account One of First MetLife Investors Insurance Company as of December 31, 2003, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 13, 2004

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003


Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio              35,737 shares $    872,342
    Lord Abbett Growth & Income Portfolio B           536,591 shares   13,033,789
    Lord Abbett Bond Debenture Portfolio               12,061 shares      145,220
    Lord Abbett Bond Debenture Portfolio B          1,167,111 shares   13,970,325
    Lord Abbett Growth Opportunity Portfolio           11,295 shares      104,480
    Lord Abbett Growth Opportunity Portfolio B          6,786 shares       62,164
    Lord Abbett Mid-Cap Value Portfolio                14,326 shares      255,002
    Lord Abbett Mid-Cap Value Portfolio B              29,400 shares      520,372
    Lord Abbett America's Value Portfolio B             2,908 shares       34,348
    JP Morgan Quality Bond Portfolio                    5,969 shares       70,730
    JP Morgan Quality Bond Portfolio B                 39,686 shares      467,495
    JP Morgan Select Equity Portfolio                   9,129 shares      115,030
    JP Morgan Select Equity Portfolio B                 2,830 shares       35,494
    JP Morgan Small Cap Stock Portfolio                 8,458 shares      100,824
    Met/Putnam Capital Opportunities Portfolio B        1,234 shares       14,606
    Met/Putnam Research Portfolio B                   133,719 shares    1,065,737
    Oppenheimer Capital Appreciation Portfolio B    1,072,871 shares    8,894,098
    PIMCO Inflation Protected Bond Portfolio B        756,191 shares    7,781,203
    PIMCO Money Market Portfolio B                  2,879,658 shares    2,879,658
    Janus Aggressive Growth Portfolio B               605,336 shares    4,231,298
    PIMCO Total Return Bond Portfolio B               831,826 shares    9,599,274
    PIMCO Innovation Portfolio B                       85,843 shares      411,187
    T Rowe Price Mid Cap Growth Portfolio B           789,091 shares    5,002,837
    MFS Research International Portfolio               13,194 shares      129,431
    MFS Research International Portfolio B            232,192 shares    2,273,155
    AIM Small Cap Growth Portfolio B                  251,346 shares    3,008,609
    AIM Mid Cap Core Equity Portfolio B               249,184 shares    3,062,472
    Harris Oakmark International Portfolio B          466,687 shares    5,525,572
    Third Avenue Small Cap Value Portfolio B          484,735 shares    5,627,775
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                            14,298 shares      165,287
    Aggressive Equity Fund                              2,386 shares       32,134
    Non-U.S. Fund                                       3,652 shares       35,644
    Core Bond Fund                                     25,824 shares      270,376
    Real Estate Securites Fund                          3,469 shares       47,554
   AIM Variable Insurance Funds (AIM):
    Premier Equity Fund                                 2,468 shares       49,932
    Premier Equity Fund B                                 300 shares        6,042
    Capital Appreciation Fund                           3,251 shares       69,190
    Capital Appreciation Fund B                             - shares            -
    International Growth Fund                           2,140 shares       34,319
    International Growth Fund B                             - shares            -
   Alliance Variable Products (Alliance):
    Premier Growth Portfolio                            4,973 shares      107,312
    Premier Growth Portfolio B                         16,825 shares      358,881
    Bernstein Real Estate Investment Portfolio          2,425 shares       37,873
    Bernstein Real Estate Investment Portfolio B       11,618 shares      180,657

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets, continued:
  Investments, continued:
   Alliance Variable Products (Alliance), continued:
    Bernstein Small Cap Portfolio B                                - shares $          -
    Bernstein Value Portfolio B                                    - shares            -
   Liberty Variable Investment Trust (Liberty):
    Newport Tiger Fund, Variable Series                            - shares            -
   Goldman Sachs Variable Insurance Trust (Goldman Sachs):
    Growth & Income Fund                                           - shares            -
    International Equity Fund                                      - shares            -
   Scudder Variable Series II (Scudder II):
    Small Cap Growth Portfolio                                     - shares            -
    Dreman Small Cap Value Portfolio                           4,350 shares       69,857
    Government Securities Portfolio                                - shares            -
   MFS Variable Insurance Trust (MFS):
    Research Series                                            5,527 shares       73,779
    Research Series B                                            867 shares       11,533
    Emerging Growth Series                                     1,802 shares       27,955
    Emerging Growth Series B                                     708 shares       10,907
    High Income Series                                           984 shares        9,814
    High Income Series B                                      32,982 shares      326,853
    Strategic Income Series B                                  5,464 shares       59,612
    Investors Trust Series                                       696 shares       11,369
    Investors Trust Series B                                       - shares            -
    New Discovery Series B                                    15,854 shares      219,576
   Metropolitan Life Series Funds, Inc. (MetLife):
    Davis Venture Value E                                    345,488 shares    8,699,389
    Harris Oakmark Focused Value B                            32,457 shares    7,178,572
    Jennison Growth B                                        445,827 shares    4,444,894
    MFS Investors Trust Series B                              48,458 shares      399,295
    MFS Total Return Series B                                    133 shares       18,229
    Capital Guardian US Equity Series B                        7,607 shares       82,007
    Met/Putnam Voyager Portfolio B                                 - shares            -
    MFS Research Series B                                          - shares            -
    Putnam International Stock B                              36,133 shares      352,660
    SSR Money Market Portfolio                                 1,695 shares      169,511
    Stock Index Portfolio B                                  100,720 shares    2,900,737
   Oppenheimer Variable Account Funds (Oppenheimer):
    Bond Fund                                                  2,670 shares       30,492
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                       3,398 shares       79,480
    Growth & Income Fund B                                     1,029 shares       23,938
    New Value Fund B                                               - shares            -
    Vista Fund                                                30,926 shares      327,197
    Vista Fund B                                                   - shares            -
    International Growth Fund                                  5,348 shares       69,090
    International Equity Fund B                                1,943 shares       24,963
    International New Opportunities Fund B                         - shares            -
    Equity Income B                                            4,308 shares       52,035

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

Sub-account assets, continued:
  Investments, continued:
   Franklin Templeton Variable Insurance Products Trust (Templeton):
    Global Income Securities Fund B                                        - shares $          -
    Franklin Small Cap Fund B                                          2,570 shares       44,794
    Growth Securities Fund B                                               - shares            -
    Foreign Securities Fund                                            4,822 shares       59,651
    Foreign Securities Fund B                                          4,437 shares       54,307
    Developing Markets Securities Fund                                 6,579 shares       46,973
    Developing Markets Securities Fund B                               7,009 shares       49,694
    Mutual Shares Securities Fund B                                    2,342 shares       34,874
    Franklin Large Cap Growth Securities Fund B                        1,344 shares       18,635
   Fidelity Variable Insurance Products Fund (Fidelity):
    Growth Portfolio B                                                 2,397 shares       73,638
    Equity-Income Portfolio B                                              - shares            -
    High Income Portfolio B                                                - shares            -
   American Century Variable Portfolios, Inc. (American Century):
    Income & Growth Fund                                               4,424 shares       29,067
    International Fund                                                     - shares            -
    Value Fund                                                           972 shares        7,571
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund B                                                     - shares            -
    Disciplined Stock Portfolio B                                          - shares            -
    Capital Appreciation Portfolio B                                     821 shares       28,163
   INVESCO Variable Investment Funds, Inc. (INVESCO):
    Dynamics Fund                                                      1,348 shares       15,871
    High Yield Fund                                                        - shares            -
   PIMCO Variable Insurance Trust (PIMCO):
    High Yield Portfolio                                               1,263 shares       10,345
    Low Duration Portfolio                                             2,297 shares       23,593
    StocksPLUS Growth & Income Portfolio                                 488 shares        4,522
    Total Return Portfolio                                                 - shares            -
   Scudder Variable Series I (Scudder I):
    International Portfolio B                                            842 shares        6,937
                                                                                    ------------
      Total assets                                                                  $116,872,107
                                                                                    ============

Sub-account liabilities:
  Due to/(from) general account, net:
   Met Investors Lord Abbett Growth & Income Portfolio                              $         (1)
   Met Investors Lord Abbett Growth & Income Portfolio B                                     173
   Met Investors Lord Abbett Bond Debenture Portfolio                                         39
   Met Investors Lord Abbett Bond Debenture Portfolio B                                      176
   Met Investors Lord Abbett Growth Opportunity Portfolio                                     36
   Met Investors Lord Abbett Growth Opportunity Portfolio B                                   52
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                          19
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                        40
   Met Investors Lord Abbett America's Value Portfolio B                                      13

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

 Sub-account liabilities, continued:
   Due to/(from) general account, net, continued:
    Met Investors JP Morgan Quality Bond Portfolio               $         44
    Met Investors JP Morgan Quality Bond Portfolio B                       50
    Met Investors JP Morgan Select Equity Portfolio                        40
    Met Investors JP Morgan Select Equity Portfolio B                      68
    Met Investors JP Morgan Small Cap Stock Portfolio                      19
    Met Investors Met/Putnam Capital Opportunities Portfolio B             22
    Met Investors Met/Putnam Research Portfolio B                         280
    Met Investors Oppenheimer Capital Appreciation Portfolio B            131
    Met Investors PIMCO Inflation Protected Bond Portfolio B              137
    Met Investors PIMCO Money Market Portfolio B                         (160)
    Met Investors Janus Aggressive Growth Portfolio B                     223
    Met Investors PIMCO Total Return Bond Portfolio B                     239
    Met Investors PIMCO Innovation Portfolio B                            284
    Met Investors T Rowe Price Mid Cap Growth Portfolio B                 279
    Met Investors MFS Research International Portfolio                      5
    Met Investors MFS Research International Portfolio B                  176
    Met Investors AIM Small Cap Growth Portfolio B                        187
    Met Investors AIM Mid Cap Core Equity Portfolio B                     185
    Met Investors Harris Oakmark International Portfolio B                228
    Met Investors Third Avenue Small Cap Value Portfolio B                259
    Russell Multi-Style Equity Fund                                        44
    Russell Aggressive Equity Fund                                          3
    Russell Non-U.S. Fund                                                  17
    Russell Core Bond Fund                                                 (1)
    Russell Real Estate Securities Fund                                    24
    AIM Premier Equity Fund                                                38
    AIM Premier Equity Fund B                                              83
    AIM Capital Appreciation Fund                                          23
    AIM Capital Appreciation Fund B                                         -
    AIM International Growth Fund                                           6
    AIM International Growth Fund B                                         -
    Alliance Premier Growth Portfolio                                      37
    Alliance Premier Growth Portfolio B                                    47
    Alliance Bernstein Real Estate Investment Portfolio                    29
    Alliance Bernstein Real Estate Investment Portfolio B                  42
    Alliance Bernstein Small Cap Portfolio B                                -
    Alliance Bernstein Value Portfolio B                                    -
    Liberty Newport Tiger Fund, Variable Series                             -
    Goldman Sachs Growth & Income Fund                                      -
    Goldman Sachs International Equity Fund                                 -
    Scudder II Small Cap Growth Portfolio                                   -
    Scudder II Dreman Small Cap Value Portfolio                             6
    Scudder II Government Securities Portfolio                              -
    MFS Research Series                                                    25
    MFS Research Series B                                                   -
    MFS Emerging Growth Series                                             36
    MFS Emerging Growth Series B                                          (49)
    MFS High Income Series                                                 48

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003


    Sub-account liabilities, continued:
      Due to/(from) general account, net, continued:
       MFS High Income Series B                                $        35
       MFS Strategic Income B                                           41
       MFS Investors Trust Series                                        5
       MFS Investors Trust Series B                                      -
       MFS New Discovery Series B                                       52
       MetLife Davis Venture Value E                                   224
       MetLife Harris Oakmark Focused Value B                          138
       MetLife Jennison Growth B                                       275
       MetLife MFS Investors Trust Series B                             48
       MetLife MFS Total Return Series B                                30
       MetLife Capital Guardian U.S. Equity Series B                     6
       MetLife Met/Putnam Voyager Portfolio B                            -
       MetLife MFS Research Series B                                     -
       MetLife Putnam International Stock B                             26
       MetLife SSR Money Market Portfolio                              (72)
       MetLife Stock Index Portfolio B                                 159
       Oppenheimer Bond Fund                                            49
       Putnam Growth & Income Fund                                       6
       Putnam Growth & Income Fund B                                    19
       Putnam New Value Fund B                                           -
       Putnam Vista Fund                                                25
       Putnam Vista Fund B                                               -
       Putnam International Growth Fund                                 18
       Putnam International Equity Fund B                               14
       Putnam International New Opportunities Fund B                     -
       Putnam Equity Income B                                           16
       Templeton Global Income Securities Fund B                         -
       Templeton Franklin Small Cap Fund B                              77
       Templeton Growth Securities B                                     -
       Templeton Foreign Securities Fund                                21
       Templeton Foreign Securities Fund B                              47
       Templeton Developing Markets Securities Fund                      4
       Templeton Developing Markets Securities Fund B                   84
       Templeton Mutual Shares Securities Fund B                        57
       Templeton Franklin Large Cap Growth Securities Fund B            41
       Fidelity Growth Portfolio B                                      55
       Fidelity Equity-Income Portfolio B                                -
       Fidelity High Income Portfolio B                                  -
       American Century Income & Growth Fund                            35
       American Century International Fund                               -
       American Century Value Fund                                      38
       Dreyfus Stock Index Fund B                                        -
       Dreyfus Disciplined Stock Portfolio B                             -
       Dreyfus Capital Appreciation Portfolio B                         30
       INVESCO Dynamics Fund                                            25
       INVESCO High Yield Fund                                           -
       PIMCO High Yield Portfolio                                       12
       PIMCO Low Duration Portfolio                                 (2,211)

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

  Sub-account liabilities, continued:
    Due to/(from) general account, net, continued:
     PIMCO StocksPLUS Growth & Income Portfolio                   $         23
     PIMCO Total Return Portfolio                                            -
     Scudder I International Portfolio B                                    35
                                                                  ------------
        Total liabilities                                         $      3,188
                                                                  ============

  Sub-account net assets:
    Accumulation units:
     Met Investors Lord Abbett Growth & Income Portfolio          $    849,489
     Met Investors Lord Abbett Growth & Income Portfolio B          13,026,066
     Met Investors Lord Abbett Bond Debenture Portfolio                145,181
     Met Investors Lord Abbett Bond Debenture Portfolio B           13,967,925
     Met Investors Lord Abbett Growth Opportunity Portfolio            104,444
     Met Investors Lord Abbett Growth Opportunity Portfolio B           62,112
     Met Investors Lord Abbett Mid-Cap Value Portfolio                 254,983
     Met Investors Lord Abbett Mid-Cap Value Portfolio B               520,332
     Met Investors Lord Abbett America's Value Portfolio B              34,335
     Met Investors JP Morgan Quality Bond Portfolio                     70,686
     Met Investors JP Morgan Quality Bond Portfolio B                  467,445
     Met Investors JP Morgan Select Equity Portfolio                   102,913
     Met Investors JP Morgan Select Equity Portfolio B                  35,426
     Met Investors JP Morgan Small Cap Stock Portfolio                  96,901
     Met Investors Met/Putnam Capital Opportunities Portfolio B         14,584
     Met Investors Met/Putnam Research Portfolio B                   1,065,457
     Met Investors Oppenheimer Capital Appreciation Portfolio B      8,888,399
     Met Investors PIMCO Inflation Protected Bond Portfolio B        7,778,915
     Met Investors PIMCO Money Market Portfolio B                    2,879,818
     Met Investors Janus Aggressive Growth Portfolio B               4,228,297
     Met Investors PIMCO Total Return Bond Portfolio B               9,596,918
     Met Investors PIMCO Innovation Portfolio B                        410,903
     Met Investors T Rowe Price Mid Cap Growth Portfolio B           5,001,156
     Met Investors MFS Research International Portfolio                125,833
     Met Investors MFS Research International Portfolio B            2,272,979
     Met Investors AIM Small Cap Growth Portfolio B                  3,005,101
     Met Investors AIM Mid Cap Core Equity Portfolio B               3,060,919
     Met Investors Harris Oakmark International Portfolio B          5,520,831
     Met Investors Third Avenue Small Cap Value Portfolio B          5,624,517
     Russell Multi-Style Equity Fund                                   165,243
     Russell Aggressive Equity Fund                                     32,131
     Russell Non-U.S. Fund                                              35,627
     Russell Core Bond Fund                                            270,377
     Russell Real Estate Securities Fund                                47,530
     AIM Premier Equity Fund                                            49,894
     AIM Premier Equity Fund B                                           5,959
     AIM Capital Appreciation Fund                                      69,167
     AIM Capital Appreciation Fund B                                         -
     AIM International Growth Fund                                      34,313

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

    Sub-account net assets, continued:
      Accumulation units, continued:
       AIM International Growth Fund B                         $          -
       Alliance Premier Growth Portfolio                            107,275
       Alliance Premier Growth Portfolio B                          358,834
       Alliance Bernstein Real Estate Investment Portfolio           37,844
       Alliance Bernstein Real Estate Investment Portfolio B        180,615
       Alliance Bernstein Small Cap Portfolio B                           -
       Alliance Bernstein Value Portfolio B                               -
       Liberty Newport Tiger Fund, Variable Series                        -
       Goldman Sachs Growth & Income Fund                                 -
       Goldman Sachs International Equity Fund                            -
       Scudder II Small Cap Growth Portfolio                              -
       Scudder II Dreman Small Cap Value Portfolio                   69,851
       Scudder II Government Securities Portfolio                         -
       MFS Research Series                                           73,754
       MFS Research Series B                                         11,533
       MFS Emerging Growth Series                                    27,919
       MFS Emerging Growth Series B                                  10,956
       MFS High Income Series                                         9,766
       MFS High Income Series B                                     326,818
       MFS Strategic Income Series B                                 59,571
       MFS Investors Trust Series                                    11,364
       MFS Investors Trust Series B                                       -
       MFS New Discovery Series B                                   219,524
       MetLife Davis Venture Value E                              8,694,885
       MetLife Harris Oakmark Focused Value B                     7,174,612
       MetLife Jennison Growth B                                  4,441,868
       MetLife MFS Investors Trust Series B                         399,247
       MetLife MFS Total Return Series B                             18,199
       MetLife Capital Guardian US Equity Series B                   82,001
       MetLife Met/Putnam Voyager Portfolio B                             -
       MetLife MFS Research Series B                                      -
       MetLife Putnam International Stock B                         352,634
       MetLife SSR Money Market Portfolio                           169,583
       MetLife Stock Index Portfolio B                            2,900,578
       Oppenheimer Bond Fund                                         30,443
       Putnam Growth & Income Fund                                   79,474
       Putnam Growth & Income Fund B                                 23,919
       Putnam New Value Fund B                                            -
       Putnam Vista Fund                                            327,172
       Putnam Vista Fund B                                                -
       Putnam International Growth Fund                              69,072
       Putnam International Equity Fund B                            24,949
       Putnam International New Opportunities Fund B                      -
       Putnam Equity Income B                                        52,019
       Templeton Global Income Securities Fund B                          -
       Templeton Franklin Small Cap Fund B                           44,717
       Templeton Growth Securities Fund B                                 -
       Templeton Foreign Securities Fund                             59,630

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2003

  Sub-account net assets, continued:
    Accumulation units, continued:
     Templeton Foreign Securities Fund B                          $     54,260
     Templeton Developing Markets Securities Fund                       46,969
     Templeton Developing Markets Securities Fund B                     49,610
     Templeton Mutual Shares Securities Fund B                          34,817
     Templeton Franklin Large Cap Growth Securities Fund B              18,594
     Fidelity Growth Portfolio B                                        73,583
     Fidelity Equity-Income Portfolio B                                      -
     Fidelity High Income Portfolio B                                        -
     American Century Income & Growth Fund                              29,032
     American Century International Fund                                     -
     American Century Value Fund                                         7,533
     Dreyfus Stock Index Fund B                                              -
     Dreyfus Disciplined Stock Portfolio B                                   -
     Dreyfus Capital Appreciation Portfolio B                           28,133
     INVESCO Dynamics Fund                                              15,846
     INVESCO High Yield Fund                                                 -
     PIMCO High Yield Portfolio                                         10,333
     PIMCO Low Duration Portfolio                                       25,804
     PIMCO StocksPLUS Growth & Income Portfolio                          4,499
     PIMCO Total Return Portfolio                                            -
     Scudder I International Portfolio B                                 6,902
                                                                  ------------
        Net accumulation assets                                   $116,779,647
                                                                  ------------

    Annuitization units:
     Met Investors Lord Abbett Growth & Income Portfolio          $     22,854
     Met Investors Lord Abbett Growth & Income Portfolio B               7,550
     Met Investors Lord Abbett Bond Debenture Portfolio B                2,224
     Met Investors JP Morgan Select Equity Portfolio                    12,077
     Met Investors JP Morgan Small Cap Stock Portfolio                   3,904
     Met Investors Oppenheimer Capital Appreciation Portfolio B          5,568
     Met Investors PIMCO Inflation Protected Bond Portfolio B            2,151
     Met Investors Janus Aggressive Growth Portfolio B                   2,778
     Met Investors PIMCO Total Return Bond Portfolio B                   2,117
     Met Investors T Rowe Price Mid Cap Growth Portfolio B               1,402
     Met Investors MFS Research International Portfolio                  3,593
     Met Investors AIM Small Cap Growth Portfolio B                      3,321
     Met Investors AIM Mid Cap Core Equity Portfolio B                   1,368
     Met Investors Harris Oakmark International Portfolio B              4,513
     Met Investors Third Avenue Small Cap Value Portfolio B              2,999
     MetLife Davis Venture Value E                                       4,280
     MetLife Harris Oakmark Focused Value B                              3,822
     MetLife Jennison Growth B                                           2,751
                                                                  ------------
        Net annuitization assets                                  $     89,272
                                                                  ------------
        Total net assets                                          $116,868,919
                                                                  ============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                Met Investors
                                                  -------------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett      Lord Abbett    Lord Abbett      Lord Abbett
                                                     Growth &       Growth &           Bond           Bond          Developing
                                                      Income         Income          Debenture      Debenture         Growth
                                                     Portfolio     Portfolio B       Portfolio     Portfolio B     Portfolio (b)
                                                  --------------  -------------    -------------  -------------    -------------
Investment income:
  Dividends                                       $        6,864          3,238            2,369        212,980                -
                                                  --------------  -------------    -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               8,960         47,516            1,781         62,384              289
  Administrative fee                                       1,075          8,311              209         10,993               38
                                                  --------------  -------------    -------------  -------------    -------------
    Total expenses                                        10,035         55,827            1,990         73,377              327
                                                  --------------  -------------    -------------  -------------    -------------
    Net investment income (loss)                          (3,171)       (52,589)             379        139,603             (327)
                                                  --------------  -------------    -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (6,636)        19,726           (1,629)        48,691          (33,276)
  Realized gain distributions                                  -              -                -              -                -
                                                  --------------  -------------    -------------  -------------    -------------
    Net realized gain (loss)                              (6,636)        19,726           (1,629)        48,691          (33,276)
                                                  --------------  -------------    -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         210,359      1,217,716           24,457        540,884           34,448
                                                  --------------  -------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $      200,552      1,184,853           23,207        729,178              845
                                                  ==============  =============    =============  =============    =============

                                                  -------------------------
                                                    Lord Abbett     Lord Abbett
                                                    Developing        Growth
                                                      Growth        Opportunity
                                                  Portfolio B (b)    Portfolio
                                                  ---------------  -------------
Investment income:
  Dividends                                                    -               -
                                                   -------------   -------------
Expenses:
  Mortality and expense risk                                  11             760
  Administrative fee                                           2             157
                                                   -------------   -------------
    Total expenses                                            13             917
                                                   -------------   -------------
    Net investment income (loss)                             (13)           (917)
                                                   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (24)            232
  Realized gain distributions                                  -               -
                                                   -------------   -------------
    Net realized gain (loss)                                 (24)            232
                                                   -------------   -------------
Change in unrealized appreciation (depreciation)              52          24,385
                                                   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                               15          23,700
                                                   =============   =============

(b) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                 Met Investors
                                                  -------------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett      Lord Abbett     Lord Abbett      JP Morgan
                                                      Growth         Mid-Cap          Mid-Cap        America's       Enhanced
                                                    Opportunity       Value            Value           Value           Index
                                                    Portfolio B     Portfolio       Portfolio B   Portfolio B (a)  Portfolio (b)
                                                  --------------  -------------    -------------  ---------------  -------------
Investment income:
  Dividends                                       $            -          1,517            2,666             545           2,587
                                                  --------------  -------------    -------------   -------------   -------------
Expenses:
  Mortality and expense risk                                 335          2,712            3,486             160             676
  Administrative fee                                          66            323              749              32              89
                                                  --------------  -------------    -------------   -------------   -------------
    Total expenses                                           401          3,035            4,235             192             765
                                                  --------------  -------------    -------------   -------------   -------------
    Net investment income (loss)                            (401)        (1,518)          (1,569)            353           1,822
                                                  --------------  -------------    -------------   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,000            481             (395)             55        (103,659)
  Realized gain distributions                                  -          3,723            7,662             280               -
                                                  --------------  -------------    -------------   -------------   -------------
    Net realized gain (loss)                               1,000          4,204            7,267             335        (103,659)
                                                  --------------  -------------    -------------   -------------   -------------
Change in unrealized appreciation (depreciation)           8,530         47,526           75,638           3,600         105,950
                                                  --------------  -------------    -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $        9,129         50,212           81,336           4,288           4,113
                                                  ==============  =============    =============   =============   =============

                                                  ---------------------------
                                                     JP Morgan      JP Morgan
                                                     Enhanced     International
                                                       Index         Equity
                                                  Portfolio B (b) Portfolio (b)
                                                  --------------- -------------
Investment income:
  Dividends                                                   30            884
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                                   8            398
  Administrative fee                                           2             52
                                                   -------------  -------------
    Total expenses                                            10            450
                                                   -------------  -------------
    Net investment income (loss)                              20            434
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (606)       (77,607)
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                                (606)       (77,607)
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)             647         72,603
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               61         (4,570)
                                                   =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.
(b) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                     JP Morgan      JP Morgan      JP Morgan      JP Morgan      JP Morgan
                                                   International     Quality        Quality        Select         Select
                                                      Equity          Bond           Bond          Equity         Equity
                                                  Portfolio B (b)   Portfolio     Portfolio B     Portfolio     Portfolio B
                                                  --------------- -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $           21          2,896         18,495            617            131
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   9            969          3,054          1,276            282
  Administrative fee                                           2            111            668            148             46
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                            11          1,080          3,722          1,424            328
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                              10          1,816         14,773           (807)          (197)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (489)         1,688         (2,261)        (2,963)        (2,358)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                (489)         1,688         (2,261)        (2,963)        (2,358)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)             356         (1,584)       (13,179)        32,293          8,738
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $         (123)         1,920           (667)        28,523          6,183
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                    JP Morgan     Met/Putnam
                                                    Small Cap       Capital
                                                      Stock      Opportunities
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Investment income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              1,080             80
  Administrative fee                                        127             20
                                                  -------------  -------------
    Total expenses                                        1,207            100
                                                  -------------  -------------
    Net investment income (loss)                         (1,207)          (100)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (680)             5
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                               (680)             5
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         23,475          2,281
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          21,588          2,186
                                                  =============  =============

(b) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                Met Investors
                                                  ----------------------------------------------------------------------------
                                                                   Oppenheimer        PIMCO          PIMCO          Janus
                                                    Met/Putnam       Capital        Inflation        Money       Aggressive
                                                     Research      Appreciation  Protected Bond     Market         Growth
                                                    Portfolio B    Portfolio B   Portfolio B (a)  Portfolio B    Portfolio B
                                                  --------------  -------------  --------------- -------------  -------------
Investment income:
  Dividends                                       $            -              -          22,269          2,901              -
                                                  --------------  -------------   -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               4,401         33,687          29,435         15,315         15,852
  Administrative fee                                         713          5,912           5,037          2,700          2,698
                                                  --------------  -------------   -------------  -------------  -------------
    Total expenses                                         5,114         39,599          34,472         18,015         18,550
                                                  --------------  -------------   -------------  -------------  -------------
    Net investment income (loss)                          (5,114)       (39,599)        (12,203)       (15,114)       (18,550)
                                                  --------------  -------------   -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              2,170           (312)          1,065              -            362
  Realized gain distributions                                  -              -         144,980              -              -
                                                  --------------  -------------   -------------  -------------  -------------
    Net realized gain (loss)                               2,170           (312)        146,045              -            362
                                                  --------------  -------------   -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          83,739        697,884         (11,526)             -        317,491
                                                  --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       80,795        657,973         122,316        (15,114)       299,303
                                                  ==============  =============   =============  =============  =============

                                                  -----------------------------
                                                      PIMCO
                                                   Total Return      PIMCO
                                                       Bond       Innovation
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Investment income:
  Dividends                                              98,167              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             47,728          1,653
  Administrative fee                                      8,661            252
                                                  -------------  -------------
    Total expenses                                       56,389          1,905
                                                  -------------  -------------
    Net investment income (loss)                         41,778         (1,905)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             2,992          6,205
  Realized gain distributions                            84,632              -
                                                  -------------  -------------
    Net realized gain (loss)                             87,624          6,205
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (24,442)        32,938
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         104,960         37,238
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                               Met Investors
                                                  --------------------------------------------------------------------
                                                   T Rowe Price          MFS              MFS              AIM
                                                     Mid Cap          Research         Research         Small Cap
                                                      Growth        International    International       Growth
                                                   Portfolio B      Portfolio (c)     Portfolio B      Portfolio B
                                                  --------------    -------------    -------------    -------------
Investment income:
  Dividends                                       $            -              574            7,566                -
                                                  --------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                              19,777              905            9,665           10,161
  Administrative fee                                       3,514              196            1,664            1,746
                                                  --------------    -------------    -------------    -------------
    Total expenses                                        23,291            1,101           11,329           11,907
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                         (23,291)            (527)          (3,763)         (11,907)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,264              723              383              674
  Realized gain distributions                                  -                -                -                -
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                               1,264              723              383              674
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)         432,003           32,321          297,182          204,032
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $      409,976           32,517          293,802          192,799
                                                  ==============    =============    =============    =============

                                                  -----------------------------------
                                                       AIM            Harris         Third Avenue
                                                     Mid Cap          Oakmark         Small Cap
                                                   Core Equity     International        Value
                                                   Portfolio B      Portfolio B      Portfolio B
                                                  -------------    -------------    -------------
Investment income:
  Dividends                                                   -           39,051           11,991
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                             10,796           19,235           20,896
  Administrative fee                                      1,835            3,344            3,600
                                                  -------------    -------------    -------------
    Total expenses                                       12,631           22,579           24,496
                                                  -------------    -------------    -------------
    Net investment income (loss)                        (12,631)          16,472          (12,505)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             2,565            1,554               13
  Realized gain distributions                            21,205           12,557           30,912
                                                  -------------    -------------    -------------
    Net realized gain (loss)                             23,770           14,111           30,925
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        174,928          568,139          530,633
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         186,067          598,722          549,053
                                                  =============    =============    =============

(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                       GACC                                       Russell
                                                  --------------  -------------------------------------------------------------

                                                      Money        Multi-Style     Aggressive                      Core
                                                      Market         Equity          Equity         Non-US         Bond
                                                     Fund (b)         Fund            Fund           Fund          Fund
                                                  --------------  -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $          553          1,144             27            817         12,314
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 247          1,922            336            537          3,300
  Administrative fee                                          30            225             40             62            393
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                           277          2,147            376            599          3,693
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                             276         (1,003)          (349)           218          8,621
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (863)       (14,170)            81        (17,817)           171
  Realized gain distributions                                  -              -              -              -          2,207
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                (863)       (14,170)            81        (17,817)         2,378
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)             666         49,798         10,204         22,822            947
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $           79         34,625          9,936          5,223         11,946
                                                  ==============  =============  =============  =============  =============

                                                                     AIM
                                                  -----------   -------------
                                                      Real
                                                     Estate        Premier
                                                   Securities      Equity
                                                      Fund          Fund
                                                  ------------- -------------
Investment income:
  Dividends                                               2,135           138
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                510           577
  Administrative fee                                         58            65
                                                  ------------- -------------
    Total expenses                                          568           642
                                                  ------------- -------------
    Net investment income (loss)                          1,567          (504)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               136        (7,796)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                136        (7,796)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)         10,815        17,449
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                          12,518         9,149
                                                  ============= =============

(b) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                      AIM
                                                  --------------------------------------------------------------------------

                                                      Premier        Capital        Capital     International  International
                                                      Equity       Appreciation   Appreciation     Growth         Growth
                                                      Fund B           Fund          Fund B         Fund          Fund B
                                                  --------------  -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $           19              -              -            162              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                  38            770              -            344              -
  Administrative fee                                           5             89              -             40              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                            43            859              -            384              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                             (24)          (859)             -           (222)             -
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                195        (11,415)            (5)          (219)           (10)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 195        (11,415)            (5)          (219)           (10)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)             546         27,320             20          7,606             19
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $          717         15,046             15          7,165              9
                                                  ==============  =============  =============  =============  =============

                                                            Alliance
                                                  ----------------------------

                                                     Premier        Premier
                                                     Growth         Growth
                                                    Portfolio     Portfolio B
                                                  -------------  -------------
Investment income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              1,184          1,645
  Administrative fee                                        138            357
                                                  -------------  -------------
    Total expenses                                        1,322          2,002
                                                  -------------  -------------
    Net investment income (loss)                         (1,322)        (2,002)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (846)         1,959
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                               (846)         1,959
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         21,721         27,268
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          19,553         27,225
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                           Alliance                              Liberty
                                                  ----------------------------------------------------------  -------------
                                                    Bernstein      Bernstein      Bernstein                      Newport
                                                   Real Estate    Real Estate       Small        Bernstein     Tiger Fund,
                                                   Investment     Investment         Cap           Value        Variable
                                                    Portfolio     Portfolio B    Portfolio B    Portfolio B      Series
                                                  -------------- -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $          838           507              1              1              -
                                                  -------------- -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 398           836              -              -              -
  Administrative fee                                          48           177              -              -              -
                                                  -------------- -------------  -------------  -------------  -------------
    Total expenses                                           446         1,013              -              -              -
                                                  -------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                             392          (506)             1              1              -
                                                  -------------- -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                243           855             25             (1)           (12)
  Realized gain distributions                                  -             -              1              -              -
                                                  -------------- -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 243           855             26             (1)           (12)
                                                  -------------- -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)           9,604        23,945             (5)            12             28
                                                  -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       10,239        24,294             22             12             16
                                                  ============== =============  =============  =============  =============

                                                          Goldman Sachs
                                                  ----------------------------
                                                      Growth
                                                        &        International
                                                      Income        Equity
                                                       Fund          Fund
                                                  -------------  -------------
Investment income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                  -              -
  Administrative fee                                          -              -
                                                  -------------  -------------
    Total expenses                                            -              -
                                                  -------------  -------------
    Net investment income (loss)                              -              -
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (9)           (22)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                 (9)           (22)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)             17             32
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               8             10
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                   Scudder II
                                                  --------------------------------------------  --------------
                                                       Small         Dreman
                                                        Cap         Small Cap      Government
                                                      Growth          Value        Securities      Research
                                                     Portfolio      Portfolio      Portfolio        Series
                                                  --------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $            -            623              3            428
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   -            712              -            805
  Administrative fee                                           -             85              -             94
                                                  --------------  -------------  -------------  -------------
    Total expenses                                             -            797              -            899
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                               -           (174)             3           (471)
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (29)           190              3         (1,013)
  Realized gain distributions                                  -            837              2              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                                 (29)         1,027              5         (1,013)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)              44         19,152             (9)        15,365
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $           15         20,005             (1)        13,881
                                                  ==============  =============  =============  =============

                                                                MFS
                                                  --------------------------------------------

                                                                    Emerging       Emerging
                                                     Research        Growth         Growth
                                                     Series B        Series        Series B
                                                  -------------  -------------  -------------
Investment income:
  Dividends                                                  40              -              -
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                107            303             57
  Administrative fee                                         29             35              8
                                                  -------------  -------------  -------------
    Total expenses                                          136            338             65
                                                  -------------  -------------  -------------
    Net investment income (loss)                            (96)          (338)           (65)
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             1,605           (243)            10
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                              1,605           (243)            10
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)            189          6,690          1,016
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           1,698          6,109            961
                                                  =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                             MFS
                                                  ---------------------------------------------------------------------------

                                                       High            High        Strategic      Investors      Investors
                                                      Income          Income        Income          Trust          Trust
                                                      Series         Series B      Series B        Series        Series B
                                                  --------------  -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $          341            310            323             61              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 107          1,672            356            114              -
  Administrative fee                                          11            357             70             19              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                           118          2,029            426            133              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                             223         (1,719)          (103)           (72)             -
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (28)           369             (8)           (33)           (23)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 (28)           369             (8)           (33)           (23)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)           1,094         21,765          2,033          1,950             30
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        1,289         20,415          1,922          1,845              7
                                                  ==============  =============  =============  =============  =============

                                                                    MetLife
                                                  -------------- -------------

                                                       New           Davis
                                                    Discovery       Venture
                                                    Series B        Value E
                                                  -------------  -------------
Investment income:
  Dividends                                                   -            268
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              1,109         31,853
  Administrative fee                                        233          5,690
                                                  -------------  -------------
    Total expenses                                        1,342         37,543
                                                  -------------  -------------
    Net investment income (loss)                         (1,342)       (37,275)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             1,229          2,978
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                              1,229          2,978
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         24,767        844,043
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          24,654        809,746
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                   MetLife
                                                  ---------------------------------------------------------------------------
                                                      Harris                          MFS            MFS          Capital
                                                      Oakmark                      Investors        Total        Guardian
                                                      Focused        Jennison        Trust          Return       US Equity
                                                      Value B        Growth B      Series B        Series B      Series B
                                                  --------------  -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $           90             90             32             51            244
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              25,476         16,358          1,870            111            645
  Administrative fee                                       4,383          2,753            400             20            149
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        29,859         19,111          2,270            131            794
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (29,769)       (19,021)        (2,238)           (80)          (550)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                491          1,336          1,333             14             51
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 491          1,336          1,333             14             51
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         689,688        308,064         34,720          1,475         17,916
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      660,410        290,379         33,815          1,409         17,417
                                                  ==============  =============  =============  =============  =============

                                                  ------------------------------

                                                    Met/Putnam        MFS
                                                      Voyager       Research
                                                  Portfolio B (a) Series B (a)
                                                  --------------- -------------
Investment income:
  Dividends                                                    -              -
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                                   -              -
  Administrative fee                                           -              -
                                                   -------------  -------------
    Total expenses                                             -              -
                                                   -------------  -------------
    Net investment income (loss)                               -              -
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 18              9
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                                  18              9
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)               -              -
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               18              9
                                                   =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                     MetLife                       Oppenheimer
                                                  --------------------------------------------    ------------- ----------------

                                                      Putnam        SSR Money        Stock                         Growth &
                                                   International     Market          Index            Bond          Income
                                                    Stock B (a)   Portfolio (c)   Portfolio B         Fund           Fund
                                                  --------------  -------------  -------------    ------------- -------------
Investment income:
  Dividends                                       $            -            778            118            1,474         1,357
                                                  --------------  -------------  -------------    ------------- -------------
Expenses:
  Mortality and expense risk                               1,584          1,350          8,881              353           836
  Administrative fee                                         338            286          1,524               37           100
                                                  --------------  -------------  -------------    ------------- -------------
    Total expenses                                         1,922          1,636         10,405              390           936
                                                  --------------  -------------  -------------    ------------- -------------
    Net investment income (loss)                          (1,922)          (858)       (10,287)           1,084           421
                                                  --------------  -------------  -------------    ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,914              -          1,590                3        (1,353)
  Realized gain distributions                                  -              -              -                -             -
                                                  --------------  -------------  -------------    ------------- -------------
    Net realized gain (loss)                               1,914              -          1,590                3        (1,353)
                                                  --------------  -------------  -------------    ------------- -------------
Change in unrealized appreciation (depreciation)          47,118              -        209,648              325        17,051
                                                  --------------  -------------  -------------    ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $       47,110           (858)       200,951            1,412        16,119
                                                  ==============  =============  =============    ============= =============

                                                     Putnam
                                                  ---------------------------

                                                     Growth &         New
                                                      Income         Value
                                                      Fund B         Fund B
                                                  -------------  -------------
Investment income:
  Dividends                                                   1              1
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                 63              -
  Administrative fee                                         18              -
                                                  -------------  -------------
    Total expenses                                           81              -
                                                  -------------  -------------
    Net investment income (loss)                            (80)             1
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 9            (11)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                  9            (11)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)          2,944             21
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           2,873             11
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                            Putnam
                                                  ---------------------------------------------------------------------------
                                                                                                               International
                                                                                 International  International       New
                                                       Vista          Vista         Growth         Equity      Opportunities
                                                       Fund           Fund B         Fund          Fund B         Fund B
                                                  --------------  -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $            -              -            620            162              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               3,501              -            713            222              -
  Administrative fee                                         417              -             83             49              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         3,918              -            796            271              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (3,918)             -           (176)          (109)             -
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (3,722)           (30)          (356)         1,016            (18)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              (3,722)           (30)          (356)         1,016            (18)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          87,489             43         15,845          4,288             28
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       79,849             13         15,313          5,195             10
                                                  ==============  =============  =============  =============  =============

                                                                   Templeton
                                                  -------------- -------------
                                                                     Global
                                                                     Income
                                                      Equity       Securities
                                                   Income B (a)      Fund B
                                                  -------------  -------------
Investment income:
  Dividends                                                 180             11
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                201              -
  Administrative fee                                         48              -
                                                  -------------  -------------
    Total expenses                                          249              -
                                                  -------------  -------------
    Net investment income (loss)                            (69)            11
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                50             23
  Realized gain distributions                                65              -
                                                  -------------  -------------
    Net realized gain (loss)                                115             23
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)          5,849            (23)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           5,895             11
                                                  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                                                  Templeton
                                                  ---------------------------------------------------------------------------
                                                     Franklin                                                    Developing
                                                      Small           Growth        Foreign        Foreign        Markets
                                                       Cap          Securities     Securities     Securities     Securities
                                                      Fund B          Fund B          Fund          Fund B          Fund
                                                  --------------  -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $            -              1            939            174            503
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 201              -            617            195            454
  Administrative fee                                          37              -             72             42             54
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                           238              -            689            237            508
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                            (238)             1            250            (63)            (5)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (60)           (30)          (407)           153            168
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 (60)           (30)          (407)           153            168
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)           6,092             43         14,706          5,614         16,023
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        5,794             14         14,549          5,704         16,186
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                    Developing       Mutual
                                                     Markets         Shares
                                                    Securities     Securities
                                                      Fund B         Fund B
                                                  -------------  -------------
Investment income:
  Dividends                                                  74            175
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                157            259
  Administrative fee                                         30             49
                                                  -------------  -------------
    Total expenses                                          187            308
                                                  -------------  -------------
    Net investment income (loss)                           (113)          (133)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               460          1,170
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                460          1,170
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)          6,412          3,901
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           6,759          4,938
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                    Templeton                       Fidelity
                                                  --------------  -------------------------------------------  --------------
                                                     Franklin
                                                    Large Cap                       Equity-         High          Income &
                                                      Growth         Growth         Income         Income          Growth
                                                   Securities B    Portfolio B    Portfolio B    Portfolio B        Fund
                                                  --------------  -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $          111              8              1              7            165
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                 208            239              -              -            249
  Administrative fee                                          36             49              -              -             28
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                           244            288              -              -            277
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                            (133)          (280)             1              7           (112)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (2,287)            19            (14)           (10)            (2)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              (2,287)            19            (14)           (10)            (2)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)           5,671          5,971             24             16          5,732
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        3,251          5,710             11             13          5,618
                                                  ==============  =============  =============  =============  =============

                                                  American Century
                                                  -----------------------------


                                                  International      Value
                                                      Fund           Fund
                                                  -------------  -------------
Investment income:
  Dividends                                                   1             65
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                  -             80
  Administrative fee                                          -             11
                                                  -------------  -------------
    Total expenses                                            -             91
                                                  -------------  -------------
    Net investment income (loss)                              1            (26)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (29)           (23)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                (29)           (23)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)             35          1,636
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               7          1,587
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                                     Dreyfus                               INVESCO
                                                  --------------------------------------------  ----------------------------
                                                      Stock        Disciplined      Capital                        High
                                                      Index           Stock       Appreciation     Dynamics        Yield
                                                      Fund B       Portfolio B    Portfolio B        Fund          Fund
                                                  --------------  -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $            -              -            295              -              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   -              -            276            159              -
  Administrative fee                                           -              -             59             22              -
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                             -              -            335            181              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                               -              -            (40)          (181)             -
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (21)           (23)            (7)           629            (24)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                 (21)           (23)            (7)           629            (24)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)              31             31          4,379          3,443             35
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $           10              8          4,332          3,891             11
                                                  ==============  =============  =============  =============  =============

                                                             PIMCO
                                                  ----------------------------
                                                      High            Low
                                                      Yield        Duration
                                                    Portfolio      Portfolio
                                                  -------------  -------------
Investment income:
  Dividends                                                 582            230
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                109            205
  Administrative fee                                         11             17
                                                  -------------  -------------
    Total expenses                                          120            222
                                                  -------------  -------------
    Net investment income (loss)                            462              8
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             1,363              5
  Realized gain distributions                                 -             29
                                                  -------------  -------------
    Net realized gain (loss)                              1,363             34
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)           (228)            15
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           1,597             57
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2003

                                                              PIMCO                 Scudder I
                                                  ----------------------------    -------------
                                                    StocksPLUS
                                                     Growth &        Total
                                                      Income        Return        International
                                                    Portfolio      Portfolio       Portfolio B       Total
                                                  -------------- -------------    -------------  -------------
Investment income:
  Dividends                                       $           86             2               29        468,069
                                                  -------------- -------------    -------------  -------------
Expenses:
  Mortality and expense risk                                  51             -               67        491,261
  Administrative fee                                           6             -               14         84,592
                                                  -------------- -------------    -------------  -------------
    Total expenses                                            57             -               81        575,853
                                                  -------------- -------------    -------------  -------------
    Net investment income (loss)                              29             2              (52)      (107,784)
                                                  -------------- -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 14             4              (16)      (182,161)
  Realized gain distributions                                  -             -                -        309,092
                                                  -------------- -------------    -------------  -------------
    Net realized gain (loss)                                  14             4              (16)       126,931
                                                  -------------- -------------    -------------  -------------
Change in unrealized appreciation (depreciation)             973            (4)           1,460      8,447,960
                                                  -------------- -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        1,016             2            1,392      8,467,107
                                                  ============== =============    =============  =============


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Met Investors
                                                      ---------------------------------------------------------------------------
                                                        Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                         Growth &       Growth &         Bond           Bond        Developing
                                                          Income         Income        Debenture      Debenture       Growth
                                                         Portfolio     Portfolio B     Portfolio     Portfolio B   Portfolio (b)
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $       (3,171)       (52,589)           379        139,603           (327)
  Net realized gain (loss)                                    (6,636)        19,726         (1,629)        48,691        (33,276)
  Change in unrealized appreciation (depreciation)           210,359      1,217,716         24,457        540,884         34,448
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              200,552      1,184,853         23,207        729,178            845
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                     -           (634)             -           (567)             -
  Payments received from contract owners                       3,910      9,897,879              -      9,494,790          4,106
  Transfers between sub-accounts (including fixed
   account), net                                             172,047      1,851,072              -      3,768,168        (77,586)
  Transfers for contract benefits and terminations           (57,976)       (41,469)       (18,186)      (100,272)          (103)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   117,981     11,706,848        (18,186)    13,162,119        (73,583)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    318,533     12,891,701          5,021     13,891,297        (72,738)
Net assets at beginning of period                            553,810        141,915        140,160         78,852         72,738
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $      872,343     13,033,616        145,181     13,970,149              -
                                                      ==============  =============  =============  =============  =============

                                                      ------------------------------
                                                        Lord Abbett    Lord Abbett
                                                        Developing       Growth
                                                          Growth       Opportunity
                                                      Portfolio B (b)   Portfolio
                                                      --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       (13)          (917)
  Net realized gain (loss)                                       (24)           232
  Change in unrealized appreciation (depreciation)                52         24,385
                                                       -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   15         23,700
                                                       -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (169)           (85)
  Payments received from contract owners                           -            642
  Transfers between sub-accounts (including fixed
   account), net                                              (2,848)        80,372
  Transfers for contract benefits and terminations                (1)          (253)
                                                       -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    (3,018)        80,676
                                                       -------------  -------------
    Net increase (decrease) in net assets                     (3,003)       104,376
Net assets at beginning of period                              3,003             68
                                                       -------------  -------------
Net assets at end of period                                        -        104,444
                                                       =============  =============

(b) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     Met Investors
                                                      --------------------------------------------------------------
                                                        Lord Abbett    Lord Abbett    Lord Abbett     Lord Abbett
                                                          Growth         Mid-Cap        Mid-Cap        America's
                                                        Opportunity       Value          Value           Value
                                                        Portfolio B     Portfolio     Portfolio B   Portfolio B (a)
                                                      --------------  -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $         (401)        (1,518)        (1,569)            353
  Net realized gain (loss)                                     1,000          4,204          7,267             335
  Change in unrealized appreciation (depreciation)             8,530         47,526         75,638           3,600
                                                      --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                9,129         50,212         81,336           4,288
                                                      --------------  -------------  -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -               -
  First MetLife Investors Insurance Company
   redemptions                                                  (201)             -           (220)            (14)
  Payments received from contract owners                      10,000          4,748        216,731               -
  Transfers between sub-accounts (including fixed
   account), net                                              31,192           (117)        50,623          30,968
  Transfers for contract benefits and terminations               (54)        (3,468)        (1,447)           (907)
                                                      --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                    40,937          1,163        265,687          30,047
                                                      --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets                     50,066         51,375        347,023          34,335
Net assets at beginning of period                             12,046        203,608        173,309               -
                                                      --------------  -------------  -------------   -------------
Net assets at end of period                           $       62,112        254,983        520,332          34,335
                                                      ==============  =============  =============   =============

                                                      --------------------------------------------
                                                        JP Morgan       JP Morgan      JP Morgan
                                                        Enhanced        Enhanced     International
                                                          Index           Index         Equity
                                                      Portfolio (b)  Portfolio B (b) Portfolio (b)
                                                      -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                    1,822              20            434
  Net realized gain (loss)                                 (103,659)           (606)       (77,607)
  Change in unrealized appreciation (depreciation)          105,950             647         72,603
                                                      -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               4,113              61         (4,570)
                                                      -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -               -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -            (167)             -
  Payments received from contract owners                          -               -              -
  Transfers between sub-accounts (including fixed
   account), net                                           (174,917)         (2,379)      (101,179)
  Transfers for contract benefits and terminations           (7,989)             (5)        (2,872)
                                                      -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (182,906)         (2,551)      (104,051)
                                                      -------------   -------------  -------------
    Net increase (decrease) in net assets                  (178,793)         (2,490)      (108,621)
Net assets at beginning of period                           178,793           2,490        108,621
                                                      -------------   -------------  -------------
Net assets at end of period                                       -               -              -
                                                      =============   =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.
(b) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003


                                                                                                    Met Investors
                                                      ---------------------------------------------------------------------------
                                                         JP Morgan      JP Morgan      JP Morgan      JP Morgan      JP Morgan
                                                       International     Quality        Quality        Select         Select
                                                          Equity          Bond           Bond          Equity         Equity
                                                      Portfolio B (b)   Portfolio     Portfolio B     Portfolio     Portfolio B
                                                      --------------- -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $           10          1,816         14,773           (807)          (197)
  Net realized gain (loss)                                      (489)         1,688         (2,261)        (2,963)        (2,358)
  Change in unrealized appreciation (depreciation)               356         (1,584)       (13,179)        32,293          8,738
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                 (123)         1,920           (667)        28,523          6,183
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (161)             -           (211)             -           (194)
  Payments received from contract owners                           -          3,049        434,277              -         13,700
  Transfers between sub-accounts (including fixed
   account), net                                              (2,477)        (1,440)         4,985            204         (6,026)
  Transfers for contract benefits and terminations                (1)       (18,159)        (6,920)        (7,366)          (371)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    (2,639)       (16,550)       432,131         (7,162)         7,109
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     (2,762)       (14,630)       431,464         21,361         13,292
Net assets at beginning of period                              2,762         85,316         35,981         93,629         22,134
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $            -         70,686        467,445        114,990         35,426
                                                      ==============  =============  =============  =============  =============

                                                      -----------------------------
                                                        JP Morgan     Met/Putnam
                                                        Small Cap       Capital
                                                          Stock      Opportunities
                                                        Portfolio     Portfolio B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                   (1,207)          (100)
  Net realized gain (loss)                                     (680)             5
  Change in unrealized appreciation (depreciation)           23,475          2,281
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              21,588          2,186
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -           (202)
  Payments received from contract owners                      1,662         10,000
  Transfers between sub-accounts (including fixed
   account), net                                                  -              -
  Transfers for contract benefits and terminations             (833)            (7)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      829          9,791
                                                      -------------  -------------
    Net increase (decrease) in net assets                    22,417         11,977
Net assets at beginning of period                            78,388          2,607
                                                      -------------  -------------
Net assets at end of period                                 100,805         14,584
                                                      =============  =============

(b) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Met Investors
                                                      -------------------------------------------------------------
                                                                       Oppenheimer        PIMCO          PIMCO
                                                        Met/Putnam       Capital        Inflation        Money
                                                         Research      Appreciation  Protected Bond     Market
                                                        Portfolio B    Portfolio B   Portfolio B (a)  Portfolio B
                                                      --------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $       (5,114)       (39,599)        (12,203)       (15,114)
  Net realized gain (loss)                                     2,170           (312)        146,045              -
  Change in unrealized appreciation (depreciation)            83,739        697,884         (11,526)             -
                                                      --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               80,795        657,973         122,316        (15,114)
                                                      --------------  -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -               3              -
  First MetLife Investors Insurance Company
   redemptions                                                  (470)          (479)              -           (492)
  Payments received from contract owners                     366,564      6,580,667       5,571,090      5,197,593
  Transfers between sub-accounts (including fixed
   account), net                                             632,332      1,665,077       2,134,279     (1,027,485)
  Transfers for contract benefits and terminations           (15,231)       (29,608)        (46,622)    (1,283,960)
                                                      --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   983,195      8,215,657       7,658,750      2,885,656
                                                      --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                  1,063,990      8,873,630       7,781,066      2,870,542
Net assets at beginning of period                              1,467         20,337               -          9,276
                                                      --------------  -------------   -------------  -------------
Net assets at end of period                           $    1,065,457      8,893,967       7,781,066      2,879,818
                                                      ==============  =============   =============  =============

                                                      --------------------------------------------
                                                          Janus          PIMCO
                                                       Aggressive     Total Return      PIMCO
                                                         Growth           Bond       Innovation
                                                       Portfolio B    Portfolio B    Portfolio B
                                                      -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                  (18,550)        41,778         (1,905)
  Net realized gain (loss)                                      362         87,624          6,205
  Change in unrealized appreciation (depreciation)          317,491        (24,442)        32,938
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             299,303        104,960         37,238
                                                      -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                 (477)          (400)          (611)
  Payments received from contract owners                  3,521,486      6,870,710        420,345
  Transfers between sub-accounts (including fixed
   account), net                                            416,377      2,164,741        (44,394)
  Transfers for contract benefits and terminations           (9,290)      (121,949)        (1,995)
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                3,928,096      8,913,102        373,345
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets                 4,227,399      9,018,062        410,583
Net assets at beginning of period                             3,676        580,973            320
                                                      -------------  -------------  -------------
Net assets at end of period                               4,231,075      9,599,035        410,903
                                                      =============  =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Met Investors
                                                      ---------------------------------------------------------------------------
                                                       T Rowe Price        MFS            MFS            AIM            AIM
                                                         Mid Cap        Research       Research       Small Cap       Mid Cap
                                                          Growth      International  International     Growth       Core Equity
                                                       Portfolio B    Portfolio (c)   Portfolio B    Portfolio B    Portfolio B
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $      (23,291)          (527)        (3,763)       (11,907)       (12,631)
  Net realized gain (loss)                                     1,264            723            383            674         23,770
  Change in unrealized appreciation (depreciation)           432,003         32,321        297,182        204,032        174,928
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              409,976         32,517        293,802        192,799        186,067
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (654)             -           (579)          (630)          (562)
  Payments received from contract owners                   3,813,683              -      1,376,053      2,420,606      2,331,445
  Transfers between sub-accounts (including fixed
   account), net                                             791,982        101,028        523,378        399,470        538,654
  Transfers for contract benefits and terminations           (18,739)        (4,119)        (9,928)        (9,700)        (8,586)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 4,586,272         96,909      1,888,924      2,809,746      2,860,951
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  4,996,248        129,426      2,182,726      3,002,545      3,047,018
Net assets at beginning of period                              6,310              -         90,253          5,877         15,269
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $    5,002,558        129,426      2,272,979      3,008,422      3,062,287
                                                      ==============  =============  =============  =============  =============

                                                      -----------------------------
                                                         Harris         Third Avenue
                                                         Oakmark         Small Cap
                                                      International        Value
                                                       Portfolio B      Portfolio B
                                                      -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                   16,472          (12,505)
  Net realized gain (loss)                                   14,111           30,925
  Change in unrealized appreciation (depreciation)          568,139          530,633
                                                      -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             598,722          549,053
                                                      -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -                -
  First MetLife Investors Insurance Company
   redemptions                                                 (534)            (594)
  Payments received from contract owners                  4,259,043        4,219,625
  Transfers between sub-accounts (including fixed
   account), net                                            672,354          858,692
  Transfers for contract benefits and terminations           (6,252)         (16,680)
                                                      -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                4,924,611        5,061,043
                                                      -------------    -------------
    Net increase (decrease) in net assets                 5,523,333        5,610,096
Net assets at beginning of period                             2,011           17,420
                                                      -------------    -------------
Net assets at end of period                               5,525,344        5,627,516
                                                      =============    =============

(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                           GACC                                        Russell
                                                      --------------  -----------------------------------------------------------

                                                          Money        Multi-Style     Aggressive                       Core
                                                          Market         Equity          Equity         Non-US          Bond
                                                         Fund (b)         Fund            Fund           Fund           Fund
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $          276         (1,003)          (349)           218          8,621
  Net realized gain (loss)                                      (863)       (14,170)            81        (17,817)         2,378
  Change in unrealized appreciation (depreciation)               666         49,798         10,204         22,822            947
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   79         34,625          9,936          5,223         11,946
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (111)           (67)           (93)           (67)          (125)
  Payments received from contract owners                           -              -              -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                             (58,882)       (40,952)          (256)       (59,524)         6,619
  Transfers for contract benefits and terminations              (163)           (16)            (9)           (10)           (11)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (59,156)       (41,035)          (358)       (59,601)         6,483
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    (59,077)        (6,410)         9,578        (54,378)        18,429
Net assets at beginning of period                             59,077        171,653         22,553         90,005        251,948
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $            -        165,243         32,131         35,627        270,377
                                                      ==============  =============  =============  =============  =============

                                                                          AIM
                                                      -------------- -------------
                                                           Real
                                                          Estate        Premier
                                                        Securities      Equity
                                                           Fund          Fund
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                    1,567           (504)
  Net realized gain (loss)                                      136         (7,796)
  Change in unrealized appreciation (depreciation)           10,815         17,449
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              12,518          9,149
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                 (151)           (53)
  Payments received from contract owners                          -          1,450
  Transfers between sub-accounts (including fixed
   account), net                                                 30         (9,852)
  Transfers for contract benefits and terminations              (12)          (429)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     (133)        (8,884)
                                                      -------------  -------------
    Net increase (decrease) in net assets                    12,385            265
Net assets at beginning of period                            35,145         49,629
                                                      -------------  -------------
Net assets at end of period                                  47,530         49,894
                                                      =============  =============

(b) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                          AIM
                                                      --------------------------------------------------------------------------
                                                          Premier        Capital        Capital     International  International
                                                          Equity       Appreciation   Appreciation     Growth         Growth
                                                          Fund B           Fund          Fund B         Fund          Fund B
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $          (24)          (859)             -           (222)             -
  Net realized gain (loss)                                       195        (11,415)            (5)          (219)           (10)
  Change in unrealized appreciation (depreciation)               546         27,320             20          7,606             19
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  717         15,046             15          7,165              9
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (194)           (55)           (93)           (55)           (89)
  Payments received from contract owners                       6,000          4,250              -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                               2,000        (12,796)             -          4,028              -
  Transfers for contract benefits and terminations            (2,737)          (359)            (1)           (11)            (2)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     5,069         (8,960)           (94)         3,962            (91)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                      5,786          6,086            (79)        11,127            (82)
Net assets at beginning of period                                173         63,081             79         23,186             82
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $        5,959         69,167              -         34,313              -
                                                      ==============  =============  =============  =============  =============

                                                                Alliance
                                                      ----------------------------
                                                         Premier        Premier
                                                         Growth         Growth
                                                        Portfolio     Portfolio B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                   (1,322)        (2,002)
  Net realized gain (loss)                                     (846)         1,959
  Change in unrealized appreciation (depreciation)           21,721         27,268
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              19,553         27,225
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (50)           (67)
  Payments received from contract owners                      8,383        278,847
  Transfers between sub-accounts (including fixed
   account), net                                                637         45,314
  Transfers for contract benefits and terminations                -         (1,615)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    8,970        322,479
                                                      -------------  -------------
    Net increase (decrease) in net assets                    28,523        349,704
Net assets at beginning of period                            78,752          9,130
                                                      -------------  -------------
Net assets at end of period                                 107,275        358,834
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                Alliance                              Liberty
                                                      -----------------------------------------------------------  -------------
                                                         Berstein       Bernstein      Bernstein                      Newport
                                                        Real Estate    Real Estate       Small        Bernstein     Tiger Fund,
                                                        Investment     Investment         Cap           Value        Variable
                                                         Portfolio     Portfolio B    Portfolio B    Portfolio B      Series
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $          392           (506)             1              1              -
  Net realized gain (loss)                                       243            855             26             (1)           (12)
  Change in unrealized appreciation (depreciation)             9,604         23,945             (5)            12             28
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               10,239         24,294             22             12             16
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (150)          (132)          (124)           (97)           (87)
  Payments received from contract owners                       2,506        134,794              -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                              (2,090)        17,300              -              -              -
  Transfers for contract benefits and terminations                 -         (1,188)             -             (1)             -
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       266        150,774           (124)           (98)           (87)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     10,505        175,068           (102)           (86)           (71)
Net assets at beginning of period                             27,339          5,547            102             86             71
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $       37,844        180,615              -              -              -
                                                      ==============  =============  =============  =============  =============

                                                              Goldman Sachs
                                                      ----------------------------
                                                          Growth
                                                            &        International
                                                          Income        Equity
                                                           Fund          Fund
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        -              -
  Net realized gain (loss)                                       (9)           (22)
  Change in unrealized appreciation (depreciation)               17             32
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   8             10
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (90)           (77)
  Payments received from contract owners                          -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  -              -
  Transfers for contract benefits and terminations               (1)            (1)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      (91)           (78)
                                                      -------------  -------------
    Net increase (decrease) in net assets                       (83)           (68)
Net assets at beginning of period                                83             68
                                                      -------------  -------------
Net assets at end of period                                       -              -
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2003

                                                                       Scudder II
                                                      --------------------------------------------  --------------
                                                           Small         Dreman
                                                            Cap         Small Cap      Government
                                                          Growth          Value        Securities      Research
                                                         Portfolio      Portfolio      Portfolio        Series
                                                      --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $            -           (174)             3           (471)
  Net realized gain (loss)                                       (29)         1,027              5         (1,013)
  Change in unrealized appreciation (depreciation)                44         19,152             (9)        15,365
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   15         20,005             (1)        13,881
                                                      --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                   (69)          (126)          (109)           (58)
  Payments received from contract owners                           -              -              -          3,949
  Transfers between sub-accounts (including fixed
   account), net                                                   -              -              -            220
  Transfers for contract benefits and terminations                (1)            (7)             -              -
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       (70)          (133)          (109)         4,111
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                        (55)        19,872           (110)        17,992
Net assets at beginning of period                                 55         49,979            110         55,762
                                                      --------------  -------------  -------------  -------------
Net assets at end of period                           $            -         69,851              -         73,754
                                                      ==============  =============  =============  =============

                                                                    MFS
                                                      --------------------------------------------

                                                                        Emerging       Emerging
                                                         Research        Growth         Growth
                                                         Series B        Series        Series B
                                                      -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      (96)          (338)           (65)
  Net realized gain (loss)                                    1,605           (243)            10
  Change in unrealized appreciation (depreciation)              189          6,690          1,016
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               1,698          6,109            961
                                                      -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (71)           (42)           (64)
  Payments received from contract owners                          -          2,647         10,000
  Transfers between sub-accounts (including fixed
   account), net                                              1,004             54              6
  Transfers for contract benefits and terminations                -              -              -
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      933          2,659          9,942
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets                     2,631          8,768         10,903
Net assets at beginning of period                             8,902         19,151             53
                                                      -------------  -------------  -------------
Net assets at end of period                                  11,533         27,919         10,956
                                                      =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                 MFS
                                                      ---------------------------------------------------------------------------

                                                           High            High        Strategic      Investors      Investors
                                                          Income          Income        Income          Trust          Trust
                                                          Series         Series B      Series B        Series        Series B
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $          223         (1,719)          (103)           (72)             -
  Net realized gain (loss)                                       (28)           369             (8)           (33)           (23)
  Change in unrealized appreciation (depreciation)             1,094         21,765          2,033          1,950             30
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                1,289         20,415          1,922          1,845              7
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (101)          (105)          (112)           (71)           (76)
  Payments received from contract owners                       1,778        283,903         47,626          1,992              -
  Transfers between sub-accounts (including fixed
   account), net                                                (289)        22,819          8,415          1,100              -
  Transfers for contract benefits and terminations                 -         (2,932)          (964)             -              -
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     1,388        303,685         54,965          3,021            (76)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                      2,677        324,100         56,887          4,866            (69)
Net assets at beginning of period                              7,089          2,718          2,684          6,498             69
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $        9,766        326,818         59,571         11,364              -
                                                      ==============  =============  =============  =============  =============

                                                                        MetLife
                                                      -------------- -------------

                                                           New           Davis
                                                        Discovery       Venture
                                                        Series B        Value E
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                   (1,342)       (37,275)
  Net realized gain (loss)                                    1,229          2,978
  Change in unrealized appreciation (depreciation)           24,767        844,043
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              24,654        809,746
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (80)          (608)
  Payments received from contract owners                    157,001      6,507,729
  Transfers between sub-accounts (including fixed
   account), net                                             25,620      1,387,539
  Transfers for contract benefits and terminations           (1,024)       (21,349)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  181,517      7,873,311
                                                      -------------  -------------
    Net increase (decrease) in net assets                   206,171      8,683,057
Net assets at beginning of period                            13,353         16,108
                                                      -------------  -------------
Net assets at end of period                                 219,524      8,699,165
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                       MetLife
                                                      ---------------------------------------------------------------------------
                                                          Harris                          MFS            MFS          Capital
                                                          Oakmark                      Investors        Total        Guardian
                                                          Focused        Jennison        Trust          Return       US Equity
                                                          Value B        Growth B      Series B        Series B      Series B
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $      (29,769)       (19,021)        (2,238)           (80)          (550)
  Net realized gain (loss)                                       491          1,336          1,333             14             51
  Change in unrealized appreciation (depreciation)           689,688        308,064         34,720          1,475         17,916
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              660,410        290,379         33,815          1,409         17,417
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (555)          (508)          (198)          (206)          (214)
  Payments received from contract owners                   5,204,665      3,344,670        313,948          7,400         14,080
  Transfers between sub-accounts (including fixed
   account), net                                           1,279,136        818,608         50,109          6,870         12,853
  Transfers for contract benefits and terminations           (22,133)       (16,336)        (3,413)            (8)           (15)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 6,461,113      4,146,434        360,446         14,056         26,704
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  7,121,523      4,436,813        394,261         15,465         44,121
Net assets at beginning of period                             56,911          7,806          4,986          2,734         37,880
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $    7,178,434      4,444,619        399,247         18,199         82,001
                                                      ==============  =============  =============  =============  =============

                                                      ------------------------------

                                                        Met/Putnam         MFS
                                                          Voyager        Research
                                                      Portfolio B (a)  Series B (a)
                                                      --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                         -              -
  Net realized gain (loss)                                        18              9
  Change in unrealized appreciation (depreciation)                 -              -
                                                       -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   18              9
                                                       -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -
  First MetLife Investors Insurance Company
   redemptions                                                   (17)            (9)
  Payments received from contract owners                           -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   -              -
  Transfers for contract benefits and terminations                (1)             -
                                                       -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       (18)            (9)
                                                       -------------  -------------
    Net increase (decrease) in net assets                          -              -
Net assets at beginning of period                                  -              -
                                                       -------------  -------------
Net assets at end of period                                        -              -
                                                       =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                         MetLife                       Oppenheimer
                                                      --------------------------------------------    -------------

                                                          Putnam        SSR Money        Stock
                                                       International     Market          Index            Bond
                                                        Stock B (a)   Portfolio (c)   Portfolio B         Fund
                                                      --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $       (1,922)          (858)       (10,287)           1,084
  Net realized gain (loss)                                     1,914              -          1,590                3
  Change in unrealized appreciation (depreciation)            47,118              -        209,648              325
                                                      --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                               47,110           (858)       200,951            1,412
                                                      --------------  -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -                -
  First MetLife Investors Insurance Company
   redemptions                                                   (21)             -           (488)            (122)
  Payments received from contract owners                     289,217              -      2,163,053            4,883
  Transfers between sub-accounts (including fixed
   account), net                                              18,804        170,441        532,017           (1,512)
  Transfers for contract benefits and terminations            (2,476)             -         (3,800)              (7)
                                                      --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   305,524        170,441      2,690,782            3,242
                                                      --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                    352,634        169,583      2,891,733            4,654
Net assets at beginning of period                                  -              -          8,845           25,789
                                                      --------------  -------------  -------------    -------------
Net assets at end of period                           $      352,634        169,583      2,900,578           30,443
                                                      ==============  =============  =============    =============

                                                                         Putnam
                                                      -------------------------------------------

                                                         Growth &       Growth &           New
                                                          Income         Income           Value
                                                           Fund          Fund B           Fund B
                                                      -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      421            (80)               1
  Net realized gain (loss)                                   (1,353)             9              (11)
  Change in unrealized appreciation (depreciation)           17,051          2,944               21
                                                      -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              16,119          2,873               11
                                                      -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -                -
  First MetLife Investors Insurance Company
   redemptions                                                  (90)           (92)             (91)
  Payments received from contract owners                      7,987              -                -
  Transfers between sub-accounts (including fixed
   account), net                                             (1,804)        21,064                -
  Transfers for contract benefits and terminations                -              -                -
                                                      -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                    6,093         20,972              (91)
                                                      -------------  -------------    -------------
    Net increase (decrease) in net assets                    22,212         23,845              (80)
Net assets at beginning of period                            57,262             74               80
                                                      -------------  -------------    -------------
Net assets at end of period                                  79,474         23,919                -
                                                      =============  =============    =============

(a) For the period from May 1, 2003 to December 31, 2003.

(c) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                Putnam
                                                      ---------------------------------------------------------------------------
                                                                                                                   International
                                                                                     International  International       New
                                                           Vista          Vista         Growth         Equity      Opportunities
                                                           Fund           Fund B         Fund          Fund B         Fund B
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $       (3,918)             -           (176)          (109)             -
  Net realized gain (loss)                                    (3,722)           (30)          (356)         1,016            (18)
  Change in unrealized appreciation (depreciation)            87,489             43         15,845          4,288             28
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               79,849             13         15,313          5,195             10
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                     -            (68)           (64)           (76)           (80)
  Payments received from contract owners                      27,705              -          5,509            378              -
  Transfers between sub-accounts (including fixed
   account), net                                               3,506              -          1,435          4,777              -
  Transfers for contract benefits and terminations                 -             (1)             -           (125)            (1)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    31,211            (69)         6,880          4,954            (81)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    111,060            (56)        22,193         10,149            (71)
Net assets at beginning of period                            216,112             56         46,879         14,800             71
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $      327,172              -         69,072         24,949              -
                                                      ==============  =============  =============  =============  =============

                                                                       Templeton
                                                      -------------- -------------
                                                                         Global
                                                                         Income
                                                          Equity       Securities
                                                       Income B (a)      Fund B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      (69)            11
  Net realized gain (loss)                                      115             23
  Change in unrealized appreciation (depreciation)            5,849            (23)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               5,895             11
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (16)          (134)
  Payments received from contract owners                          -              -
  Transfers between sub-accounts (including fixed
   account), net                                             47,040              -
  Transfers for contract benefits and terminations             (900)            (2)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   46,124           (136)
                                                      -------------  -------------
    Net increase (decrease) in net assets                    52,019           (125)
Net assets at beginning of period                                 -            125
                                                      -------------  -------------
Net assets at end of period                                  52,019              -
                                                      =============  =============

(a) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                      Templeton
                                                      ---------------------------------------------------------------------------
                                                         Franklin                                                    Developing
                                                          Small           Growth        Foreign        Foreign        Markets
                                                           Cap          Securities     Securities     Securities     Securities
                                                          Fund B          Fund B          Fund          Fund B          Fund
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $         (238)             1            250            (63)            (5)
  Net realized gain (loss)                                       (60)           (30)          (407)           153            168
  Change in unrealized appreciation (depreciation)             6,092             43         14,706          5,614         16,023
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                5,794             14         14,549          5,704         16,186
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                   (80)           (90)           (79)          (194)           (90)
  Payments received from contract owners                      17,630              -          3,696         17,367          2,937
  Transfers between sub-accounts (including fixed
   account), net                                              16,585              -            904         22,393             64
  Transfers for contract benefits and terminations               (16)            (2)             -              -             (1)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    34,119            (92)         4,521         39,566          2,910
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     39,913            (78)        19,070         45,270         19,096
Net assets at beginning of period                              4,804             78         40,560          8,990         27,873
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $       44,717              -         59,630         54,260         46,969
                                                      ==============  =============  =============  =============  =============

                                                      -----------------------------
                                                        Developing       Mutual
                                                         Markets         Shares
                                                        Securities     Securities
                                                          Fund B         Fund B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                     (113)          (133)
  Net realized gain (loss)                                      460          1,170
  Change in unrealized appreciation (depreciation)            6,412          3,901
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               6,759          4,938
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                 (115)          (207)
  Payments received from contract owners                     20,895         13,920
  Transfers between sub-accounts (including fixed
   account), net                                             18,069            903
  Transfers for contract benefits and terminations                -            (41)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   38,849         14,575
                                                      -------------  -------------
    Net increase (decrease) in net assets                    45,608         19,513
Net assets at beginning of period                             4,002         15,304
                                                      -------------  -------------
Net assets at end of period                                  49,610         34,817
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                        Templeton                       Fidelity
                                                      --------------  -------------------------------------------  --------------
                                                      Franklin Large
                                                        Cap Growth                      Equity-         High          Income &
                                                        Securities       Growth         Income         Income          Growth
                                                          Fund B       Portfolio B    Portfolio B    Portfolio B        Fund
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $         (133)          (280)             1              7           (112)
  Net realized gain (loss)                                    (2,287)            19            (14)           (10)            (2)
  Change in unrealized appreciation (depreciation)             5,671          5,971             24             16          5,732
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                3,251          5,710             11             13          5,618
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (187)           (73)           (88)          (104)           (83)
  Payments received from contract owners                           -         37,630              -              -            420
  Transfers between sub-accounts (including fixed
   account), net                                              (8,335)        23,758              -              -         14,012
  Transfers for contract benefits and terminations              (484)             -              -              -            (12)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    (9,006)        61,315            (88)          (104)        14,337
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     (5,755)        67,025            (77)           (91)        19,955
Net assets at beginning of period                             24,349          6,558             77             91          9,077
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $       18,594         73,583              -              -         29,032
                                                      ==============  =============  =============  =============  =============

                                                      American Century
                                                      -----------------------------


                                                      International      Value
                                                          Fund           Fund
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        1            (26)
  Net realized gain (loss)                                      (29)           (23)
  Change in unrealized appreciation (depreciation)               35          1,636
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   7          1,587
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  (70)          (105)
  Payments received from contract owners                          -            420
  Transfers between sub-accounts (including fixed
   account), net                                                  -             16
  Transfers for contract benefits and terminations               (1)            (1)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      (71)           330
                                                      -------------  -------------
    Net increase (decrease) in net assets                       (64)         1,917
Net assets at beginning of period                                64          5,616
                                                      -------------  -------------
Net assets at end of period                                       -          7,533
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                         Dreyfus                               INVESCO
                                                      --------------------------------------------  ----------------------------
                                                          Stock        Disciplined      Capital                        High
                                                          Index           Stock       Appreciation     Dynamics        Yield
                                                          Fund B       Portfolio B    Portfolio B        Fund          Fund
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $            -              -            (40)          (181)             -
  Net realized gain (loss)                                       (21)           (23)            (7)           629            (24)
  Change in unrealized appreciation (depreciation)                31             31          4,379          3,443             35
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   10              8          4,332          3,891             11
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                   (79)           (75)           (81)           (70)           (91)
  Payments received from contract owners                           -              -            420            420              -
  Transfers between sub-accounts (including fixed
   account), net                                                   -              -          1,893          1,445              -
  Transfers for contract benefits and terminations                 -             (1)            (7)             -             (1)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       (79)           (76)         2,225          1,795            (92)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                        (69)           (68)         6,557          5,686            (81)
Net assets at beginning of period                                 69             68         21,576         10,160             81
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $            -              -         28,133         15,846              -
                                                      ==============  =============  =============  =============  =============

                                                                  PIMCO
                                                      ----------------------------
                                                          High            Low
                                                          Yield        Duration
                                                        Portfolio      Portfolio
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      462              8
  Net realized gain (loss)                                    1,363             34
  Change in unrealized appreciation (depreciation)             (228)            15
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               1,597             57
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                 (109)          (110)
  Payments received from contract owners                          -          5,000
  Transfers between sub-accounts (including fixed
   account), net                                                802         15,664
  Transfers for contract benefits and terminations                -              -
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      693         20,554
                                                      -------------  -------------
    Net increase (decrease) in net assets                     2,290         20,611
Net assets at beginning of period                             8,043          5,193
                                                      -------------  -------------
Net assets at end of period                                  10,333         25,804
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                  PIMCO                Scudder I
                                                      -----------------------------  -------------
                                                        StocksPLUS
                                                         Growth &         Total
                                                          Income         Return      International
                                                        Portfolio       Portfolio     Portfolio B       Total
                                                      --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $           29              2            (52)      (107,784)
  Net realized gain (loss)                                        14              4            (16)       126,931
  Change in unrealized appreciation (depreciation)               973             (4)         1,460      8,447,960
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                1,016              2          1,392      8,467,107
                                                      --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              3
  First MetLife Investors Insurance Company
   redemptions                                                   (84)          (114)           (68)       (18,521)
  Payments received from contract owners                           -              -            378     86,001,887
  Transfers between sub-accounts (including fixed
   account), net                                                   5              -            356     19,857,089
  Transfers for contract benefits and terminations                (9)            (2)             -     (1,933,957)
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       (88)          (116)           666    103,906,501
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                        928           (114)         2,058    112,373,608
Net assets at beginning of period                              3,571            114          4,844      4,495,311
                                                      --------------  -------------  -------------  -------------
Net assets at end of period                           $        4,499              -          6,902    116,868,919
                                                      ==============  =============  =============  =============


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                    Met Investors
                                                      ----------------------------------------------------------------
                                                        Lord Abbett      Lord Abbett    Lord Abbett      Lord Abbett
                                                         Growth &         Growth &         Bond             Bond
                                                          Income           Income        Debenture        Debenture
                                                         Portfolio       Portfolio B     Portfolio       Portfolio B
                                                      --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $       (3,352)             156         12,955            1,590
  Net realized gain (loss)                                    36,837            9,487         (6,363)            (128)
  Change in unrealized appreciation (depreciation)          (173,889)         (26,270)        (9,591)            (739)
                                                      --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             (140,404)         (16,627)        (2,999)             723
                                                      --------------    -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              400              -              400
  First MetLife Investors Insurance Company
   redemptions                                                     -                -              -                -
  Payments received from contract owners                       3,608           39,344              -           36,655
  Transfers between sub-accounts (including fixed
   account), net                                              (9,780)          64,116        (26,445)          16,575
  Transfers for contract benefits and terminations           (56,553)            (999)        (9,047)            (976)
                                                      --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   (62,725)         102,861        (35,492)          52,654
                                                      --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                   (203,129)          86,234        (38,491)          53,377
Net assets at beginning of period                            756,939           55,681        178,651           25,475
                                                      --------------    -------------  -------------    -------------
Net assets at end of period                           $      553,810          141,915        140,160           78,852
                                                      ==============    =============  =============    =============

                                                      ----------------------------------------
                                                       Lord Abbett    Lord Abbett    Lord Abbett
                                                       Developing     Developing       Growth
                                                         Growth         Growth       Opportunity
                                                        Portfolio     Portfolio B     Portfolio
                                                      -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                   (1,195)           (18)            (1)
  Net realized gain (loss)                                     (675)            66              -
  Change in unrealized appreciation (depreciation)          (28,379)          (180)           (22)
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (30,249)          (132)           (23)
                                                      -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -            100              -
  First MetLife Investors Insurance Company
   redemptions                                                    -              -              -
  Payments received from contract owners                      4,008              -              -
  Transfers between sub-accounts (including fixed
   account), net                                              6,724           (670)             -
  Transfers for contract benefits and terminations             (481)             -             (1)
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   10,251           (570)            (1)
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets                   (19,998)          (702)           (24)
Net assets at beginning of period                            92,736          3,705             92
                                                      -------------  -------------  -------------
Net assets at end of period                                  72,738          3,003             68
                                                      =============  =============  =============


See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                    Met Investors
                                                      ---------------------------------------------------------------------------
                                                        Lord Abbett    Lord Abbett    Lord Abbett     JP Morgan      JP Morgan
                                                          Growth         Mid-Cap        Mid-Cap       Enhanced       Enhanced
                                                        Opportunity       Value         Value B         Index          Index
                                                        Portfolio B     Portfolio     Portfolio B     Portfolio     Portfolio B
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $         (148)        (2,168)          (607)          (942)            (5)
  Net realized gain (loss)                                      (255)        11,698          6,482         (8,534)             -
  Change in unrealized appreciation (depreciation)            (2,581)       (35,266)       (28,073)       (55,928)          (637)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               (2,984)       (25,736)       (22,198)       (65,404)          (642)
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments             100              -            100              -            100
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -              -              -
  Payments received from contract owners                           -          4,008        164,278              -          2,939
  Transfers between sub-accounts (including fixed
   account), net                                                (822)       (18,490)        11,505          5,600              3
  Transfers for contract benefits and terminations                (1)        (4,692)             -        (14,822)             -
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                      (723)       (19,174)       175,883         (9,222)         3,042
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     (3,707)       (44,910)       153,685        (74,626)         2,400
Net assets at beginning of period                             15,753        248,518         19,624        253,419             90
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $       12,046        203,608        173,309        178,793          2,490
                                                      ==============  =============  =============  =============  =============

                                                      -----------------------------
                                                        JP Morgan      JP Morgan
                                                      International  International
                                                         Equity         Equity
                                                        Portfolio     Portfolio B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                   (1,716)           (35)
  Net realized gain (loss)                                   (4,333)             -
  Change in unrealized appreciation (depreciation)          (17,075)          (329)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             (23,124)          (364)
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -            100
  First MetLife Investors Insurance Company
   redemptions                                                    -              -
  Payments received from contract owners                          -          2,939
  Transfers between sub-accounts (including fixed
   account), net                                             10,511              2
  Transfers for contract benefits and terminations           (6,994)             -
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    3,517          3,041
                                                      -------------  -------------
    Net increase (decrease) in net assets                   (19,607)         2,677
Net assets at beginning of period                           128,228             85
                                                      -------------  -------------
Net assets at end of period                                 108,621          2,762
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                    Met Investors
                                                      ---------------------------------------------------------------------------
                                                         JP Morgan      JP Morgan      JP Morgan      JP Morgan      JP Morgan
                                                          Quality        Quality        Select         Select        Small Cap
                                                           Bond           Bond          Equity         Equity          Stock
                                                         Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $        2,765          1,210           (789)          (107)        (1,183)
  Net realized gain (loss)                                       997             21         (2,292)          (112)        (1,943)
  Change in unrealized appreciation (depreciation)             1,958            558        (30,939)        (5,413)       (19,266)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                5,720          1,789        (34,020)        (5,632)       (22,392)
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -            100              -            100              -
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -              -              -
  Payments received from contract owners                       2,176          2,939              -          3,357          1,582
  Transfers between sub-accounts (including fixed
   account), net                                              16,725         18,937         13,023         12,162          8,230
  Transfers for contract benefits and terminations            (7,701)          (429)        (7,440)          (287)        (3,207)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    11,200         21,547          5,583         15,332          6,605
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     16,920         23,336        (28,437)         9,700        (15,787)
Net assets at beginning of period                             68,396         12,645        122,066         12,434         94,175
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $       85,316         35,981         93,629         22,134         78,388
                                                      ==============  =============  =============  =============  =============

                                                      -----------------------------
                                                       Met/Putnam
                                                         Capital      Met/Putnam
                                                      Opportunities    Research
                                                       Portfolio B    Portfolio B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      (32)             2
  Net realized gain (loss)                                        -              -
  Change in unrealized appreciation (depreciation)             (499)            13
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                (531)            15
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments            100            300
  First MetLife Investors Insurance Company
   redemptions                                                    -              -
  Payments received from contract owners                      2,939          1,088
  Transfers between sub-accounts (including fixed
   account), net                                                  3              -
  Transfers for contract benefits and terminations                -            (23)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    3,042          1,365
                                                      -------------  -------------
    Net increase (decrease) in net assets                     2,511          1,380
Net assets at beginning of period                                96             87
                                                      -------------  -------------
Net assets at end of period                                   2,607          1,467
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                    Met Investors
                                                      ---------------------------------------------------------------------------
                                                       Oppenheimer        PIMCO          Janus          PIMCO
                                                         Capital          Money       Aggressive     Total Return      PIMCO
                                                       Appreciation      Market         Growth           Bond       Innovation
                                                       Portfolio B     Portfolio B    Portfolio B    Portfolio B    Portfolio B
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $         (162)           (11)            (8)        (1,290)            (1)
  Net realized gain (loss)                                       (64)             -              -            175              -
  Change in unrealized appreciation (depreciation)            (3,218)             -           (171)         8,684            (53)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               (3,444)           (11)          (179)         7,569            (54)
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments             300            400            300            300            300
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -              -              -
  Payments received from contract owners                       9,452          2,500          3,473        551,445              -
  Transfers between sub-accounts (including fixed
   account), net                                               3,593          6,287              7          3,854              -
  Transfers for contract benefits and terminations              (120)            (1)            (7)           (10)             -
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    13,225          9,186          3,773        555,589            300
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                      9,781          9,175          3,594        563,158            246
Net assets at beginning of period                             10,556            101             82         17,815             74
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $       20,337          9,276          3,676        580,973            320
                                                      ==============  =============  =============  =============  =============

                                                      -----------------------------
                                                       T Rowe Price       MFS
                                                         Mid Cap       Research
                                                          Growth     International
                                                       Portfolio B    Portfolio B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      (37)          (118)
  Net realized gain (loss)                                      (18)          (152)
  Change in unrealized appreciation (depreciation)           (1,265)        (2,027)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (1,320)        (2,297)
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments            400            400
  First MetLife Investors Insurance Company
   redemptions                                                    -              -
  Payments received from contract owners                      4,183         82,415
  Transfers between sub-accounts (including fixed
   account), net                                                893          1,175
  Transfers for contract benefits and terminations              (39)             -
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    5,437         83,990
                                                      -------------  -------------
    Net increase (decrease) in net assets                     4,117         81,693
Net assets at beginning of period                             2,193          8,560
                                                      -------------  -------------
Net assets at end of period                                   6,310         90,253
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                              Met Investors
                                                      ------------------------------------------------------------
                                                            AIM              AIM            Harris       Third Avenue
                                                         Small Cap         Mid Cap          Oakmark        Small Cap
                                                          Growth         Core Equity     International       Value
                                                        Portfolio B      Portfolio B      Portfolio B   Portfolio B (d)
                                                      --------------    -------------    -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $          (46)             (19)              (4)             12
  Net realized gain (loss)                                        (4)              11                -              26
  Change in unrealized appreciation (depreciation)            (1,013)            (689)             (10)           (884)
                                                      --------------    -------------    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                               (1,063)            (697)             (14)           (846)
                                                      --------------    -------------    -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments             300              300              300             400
  First MetLife Investors Insurance Company
   redemptions                                                     -                -                -               -
  Payments received from contract owners                       3,227           15,205            1,573          17,631
  Transfers between sub-accounts (including fixed
   account), net                                                 469              351               43             235
  Transfers for contract benefits and terminations               (18)               -                -               -
                                                      --------------    -------------    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                     3,978           15,856            1,916          18,266
                                                      --------------    -------------    -------------   -------------
    Net increase (decrease) in net assets                      2,915           15,159            1,902          17,420
Net assets at beginning of period                              2,962              110              109               -
                                                      --------------    -------------    -------------   -------------
Net assets at end of period                           $        5,877           15,269            2,011          17,420
                                                      ==============    =============    =============   =============

                                                           GACC                 Russell
                                                      -------------  ----------------------------

                                                          Money       Multi-Style     Aggressive
                                                          Market        Equity          Equity
                                                           Fund          Fund            Fund
                                                      -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      714         (1,322)          (315)
  Net realized gain (loss)                                       (3)          (444)            (6)
  Change in unrealized appreciation (depreciation)             (675)       (44,858)        (4,529)
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  36        (46,624)        (4,850)
                                                      -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -              -              -
  Payments received from contract owners                          -        119,607         14,951
  Transfers between sub-accounts (including fixed
   account), net                                             58,931         33,231          3,204
  Transfers for contract benefits and terminations               (1)           (11)             -
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   58,930        152,827         18,155
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets                    58,966        106,203         13,305
Net assets at beginning of period                               111         65,450          9,248
                                                      -------------  -------------  -------------
Net assets at end of period                                  59,077        171,653         22,553
                                                      =============  =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                         Russell
                                                      --------------------------------------------  --------------
                                                                                          Real
                                                                           Core          Estate        Premier
                                                          Non-US           Bond        Securities      Equity
                                                           Fund            Fund           Fund          Fund
                                                      --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $          368          3,516          1,317           (494)
  Net realized gain (loss)                                      (126)         6,685            274           (565)
  Change in unrealized appreciation (depreciation)           (14,279)         5,168           (740)       (17,457)
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (14,037)        15,369            851        (18,516)
                                                      --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -              -
  Payments received from contract owners                      59,803        134,557         19,934          2,291
  Transfers between sub-accounts (including fixed
   account), net                                              14,436         30,957          4,009         16,984
  Transfers for contract benefits and terminations                (6)           (49)            (5)          (421)
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    74,233        165,465         23,938         18,854
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     60,196        180,834         24,789            338
Net assets at beginning of period                             29,809         71,114         10,356         49,291
                                                      --------------  -------------  -------------  -------------
Net assets at end of period                           $       90,005        251,948         35,145         49,629
                                                      ==============  =============  =============  =============

                                                                    AIM
                                                      --------------------------------------------

                                                         Premier        Capital          Capital
                                                          Equity      Appreciation     Appreciation
                                                        Fund B (d)        Fund          Fund B (d)
                                                      -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        1           (918)               -
  Net realized gain (loss)                                        -         (1,158)               -
  Change in unrealized appreciation (depreciation)              (27)       (17,166)             (20)
                                                      -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                 (26)       (19,242)             (20)
                                                      -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments            200              -              100
  First MetLife Investors Insurance Company
   redemptions                                                    -              -                -
  Payments received from contract owners                          -          4,758                -
  Transfers between sub-accounts (including fixed
   account), net                                                  -         13,700                -
  Transfers for contract benefits and terminations               (1)          (459)              (1)
                                                      -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                      199         17,999               99
                                                      -------------  -------------    -------------
    Net increase (decrease) in net assets                       173         (1,243)              79
Net assets at beginning of period                                 -         64,324                -
                                                      -------------  -------------    -------------
Net assets at end of period                                     173         63,081               79
                                                      =============  =============    =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                   AIM
                                                      -----------------------------  -------------------------------

                                                       International  International     Premier          Premier
                                                          Growth         Growth         Growth           Growth
                                                           Fund        Fund B (d)      Portfolio       Portfolio B
                                                      --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $         (214)             1         (1,283)             (93)
  Net realized gain (loss)                                    (2,336)             -         (2,063)            (374)
  Change in unrealized appreciation (depreciation)            (1,831)           (19)       (31,790)          (1,980)
                                                      --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                               (4,381)           (18)       (35,136)          (2,447)
                                                      --------------  -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -            100              -                -
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -                -
  Payments received from contract owners                       1,354              -          9,438            7,072
  Transfers between sub-accounts (including fixed
   account), net                                              (1,633)             -            174              457
  Transfers for contract benefits and terminations               (27)             -           (195)               -
                                                      --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                      (306)           100          9,417            7,529
                                                      --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                     (4,687)            82        (25,719)           5,082
Net assets at beginning of period                             27,873              -        104,471            4,048
                                                      --------------  -------------  -------------    -------------
Net assets at end of period                           $       23,186             82         78,752            9,130
                                                      ==============  =============  =============    =============

                                                        Alliance
                                                      ------------------------------------------
                                                        Bernstein        Bernstein      Bernstein
                                                       Real Estate      Real Estate       Small
                                                       Investment       Investment         Cap
                                                        Portfolio       Portfolio B    Portfolio B
                                                      -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      318               63             (1)
  Net realized gain (loss)                                       55               40              -
  Change in unrealized appreciation (depreciation)              (55)             (60)            (7)
                                                      -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                 318               43             (8)
                                                      -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -                -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -                -              -
  Payments received from contract owners                      2,193            3,276              -
  Transfers between sub-accounts (including fixed
   account), net                                               (151)             (92)             -
  Transfers for contract benefits and terminations              (13)              (2)            (1)
                                                      -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    2,029            3,182             (1)
                                                      -------------    -------------  -------------
    Net increase (decrease) in net assets                     2,347            3,225             (9)
Net assets at beginning of period                            24,992            2,322            111
                                                      -------------    -------------  -------------
Net assets at end of period                                  27,339            5,547            102
                                                      =============    =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                         Alliance          Liberty
                                                      --------------    -------------  --------------
                                                                           Newport         Growth
                                                         Bernstein        Tiger Fund         &
                                                           Value           Variable        Income
                                                        Portfolio B         Series          Fund
                                                      --------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $           (1)               -              -
  Net realized gain (loss)                                         -                -              -
  Change in unrealized appreciation (depreciation)               (13)             (14)           (13)
                                                      --------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  (14)             (14)           (13)
                                                      --------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -                -              -
  First MetLife Investors Insurance Company
   redemptions                                                     -                -              -
  Payments received from contract owners                           -                -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   -                -              1
  Transfers for contract benefits and terminations                 -               (1)             -
                                                      --------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                         -               (1)             1
                                                      --------------    -------------  -------------
    Net increase (decrease) in net assets                        (14)             (15)           (12)
Net assets at beginning of period                                100               86             95
                                                      --------------    -------------  -------------
Net assets at end of period                           $           86               71             83
                                                      ==============    =============  =============

                                                               Goldman Sachs                             Scudder II
                                                      --------------------------------------------     -------------
                                                                                                           Small
                                                      International        Global          Internet         Cap
                                                         Equity            Income         Tollkeeper       Growth
                                                          Fund            Fund (e)         Fund (e)      Portfolio
                                                      -------------    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        -                -                -             (1)
  Net realized gain (loss)                                        -              (11)             (38)             -
  Change in unrealized appreciation (depreciation)              (15)               1               24            (29)
                                                      -------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                 (15)             (10)             (14)           (30)
                                                      -------------    -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -                -                -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -             (102)             (61)             -
  Payments received from contract owners                          -                -                -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  -               10                -              1
  Transfers for contract benefits and terminations               (2)               -               (1)             -
                                                      -------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       (2)             (92)             (62)             1
                                                      -------------    -------------    -------------  -------------
    Net increase (decrease) in net assets                       (17)            (102)             (76)           (29)
Net assets at beginning of period                                85              102               76             84
                                                      -------------    -------------    -------------  -------------
Net assets at end of period                                      68                -                -             55
                                                      =============    =============    =============  =============

(e) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                Scudder II                                              MFS
                                                      -----------------------------  --------------------------------------------
                                                          Dreman
                                                         Small Cap      Government                                    Emerging
                                                           Value        Securities      Research       Research        Growth
                                                         Portfolio      Portfolio        Series        Series B        Series
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $         (558)             3           (715)           (28)          (306)
  Net realized gain (loss)                                       147              -           (715)          (121)          (314)
  Change in unrealized appreciation (depreciation)            (6,791)             4        (17,319)          (139)        (8,785)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               (7,202)             7        (18,749)          (288)        (9,405)
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -              -              -
  Payments received from contract owners                       1,864              -          5,449              -          2,552
  Transfers between sub-accounts (including fixed
   account), net                                                   -              -             30          9,105            865
  Transfers for contract benefits and terminations               (14)            (1)          (115)             -            (68)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     1,850             (1)         5,364          9,105          3,349
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     (5,352)             6        (13,385)         8,817         (6,056)
Net assets at beginning of period                             55,331            104         69,147             85         25,207
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $       49,979            110         55,762          8,902         19,151
                                                      ==============  =============  =============  =============  =============

                                                      -----------------------------

                                                         Emerging         High
                                                          Growth         Income
                                                         Series B        Series
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        -            389
  Net realized gain (loss)                                        -           (216)
  Change in unrealized appreciation (depreciation)              (28)           (86)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                 (28)            87
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -              -
  Payments received from contract owners                          -          1,224
  Transfers between sub-accounts (including fixed
   account), net                                                  -              6
  Transfers for contract benefits and terminations               (1)            (7)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       (1)         1,223
                                                      -------------  -------------
    Net increase (decrease) in net assets                       (29)         1,310
Net assets at beginning of period                                82          5,779
                                                      -------------  -------------
Net assets at end of period                                      53          7,089
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002


                                                                                          MFS
                                                      --------------------------------------------------------------------------

                                                           High         Strategic      Investors      Investors         New
                                                          Income         Income          Trust          Trust        Discovery
                                                         Series B       Series B        Series        Series B       Series B
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $            2             (1)           (60)            (1)          (125)
  Net realized gain (loss)                                         -              -           (920)             -           (297)
  Change in unrealized appreciation (depreciation)                53             64           (829)           (19)        (2,862)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   55             63         (1,809)           (20)        (3,284)
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -              -              -
  Payments received from contract owners                           -              -          1,292              -          6,899
  Transfers between sub-accounts (including fixed
   account), net                                               2,567          2,519            919              1          6,465
  Transfers for contract benefits and terminations                (1)            (1)             -              -              -
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     2,566          2,518          2,211              1         13,364
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                      2,621          2,581            402            (19)        10,080
Net assets at beginning of period                                 97            103          6,096             88          3,273
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $        2,718          2,684          6,498             69         13,353
                                                      ==============  =============  =============  =============  =============

                                                                 MetLife
                                                      ----------------------------
                                                                        Harris
                                                          Davis         Oakmark
                                                         Venture        Focused
                                                         Value E        Value B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      (60)          (129)
  Net realized gain (loss)                                      (14)            10
  Change in unrealized appreciation (depreciation)           (1,454)        (1,784)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (1,528)        (1,903)
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments            400            300
  First MetLife Investors Insurance Company
   redemptions                                                    -              -
  Payments received from contract owners                      9,756         53,638
  Transfers between sub-accounts (including fixed
   account), net                                                340            419
  Transfers for contract benefits and terminations              (40)             -
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   10,456         54,357
                                                      -------------  -------------
    Net increase (decrease) in net assets                     8,928         52,454
Net assets at beginning of period                             7,180          4,457
                                                      -------------  -------------
Net assets at end of period                                  16,108         56,911
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                        MetLife
                                                      --------------------------------------------------------------------
                                                                             MFS              MFS            Capital
                                                         Jennison         Investors          Total           Guardian
                                                          Growth            Trust            Return         US Equity
                                                          B (d)          Series B (d)     Series B (d)     Series B (d)
                                                      --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $          (14)             (18)              (8)            (269)
  Net realized gain (loss)                                         -                -                -              (32)
  Change in unrealized appreciation (depreciation)              (449)            (230)             143           (4,407)
                                                      --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                 (463)            (248)             135           (4,708)
                                                      --------------    -------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments             400              200              200              200
  First MetLife Investors Insurance Company
   redemptions                                                     -                -                -                -
  Payments received from contract owners                       7,896              520            2,000           42,000
  Transfers between sub-accounts (including fixed
   account), net                                                  12            4,531              400              400
  Transfers for contract benefits and terminations               (39)             (17)              (1)             (12)
                                                      --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                     8,269            5,234            2,599           42,588
                                                      --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                      7,806            4,986            2,734           37,880
Net assets at beginning of period                                  -                -                -                -
                                                      --------------    -------------    -------------    -------------
Net assets at end of period                           $        7,806            4,986            2,734           37,880
                                                      ==============    =============    =============    =============

                                                                        Oppenheimer       Putnam
                                                      ------           -------------  -------------

                                                          Stock                          Growth &
                                                          Index            Bond           Income
                                                       Portfolio B         Fund            Fund
                                                      -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      (51)           1,439            222
  Net realized gain (loss)                                       25              (56)          (863)
  Change in unrealized appreciation (depreciation)           (1,874)             445        (13,292)
                                                      -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (1,900)           1,828        (13,933)
                                                      -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments            300                -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -                -              -
  Payments received from contract owners                      2,548            2,918          6,208
  Transfers between sub-accounts (including fixed
   account), net                                                851             (836)           468
  Transfers for contract benefits and terminations              (48)             (26)           (73)
                                                      -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    3,651            2,056          6,603
                                                      -------------    -------------  -------------
    Net increase (decrease) in net assets                     1,751            3,884         (7,330)
Net assets at beginning of period                             7,094           21,905         64,592
                                                      -------------    -------------  -------------
Net assets at end of period                                   8,845           25,789         57,262
                                                      =============    =============  =============

(d) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                       Putnam
                                                      ---------------------------------------------------------------------------

                                                         Growth &          New                                     International
                                                          Income          Value          Vista          Vista         Growth
                                                          Fund B          Fund B         Fund           Fund B         Fund
                                                      --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $            -              -         (3,544)            (1)          (188)
  Net realized gain (loss)                                         1              3         (4,572)             -         (1,301)
  Change in unrealized appreciation (depreciation)               (20)           (18)       (87,879)           (25)        (8,917)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  (19)           (15)       (95,995)           (26)       (10,406)
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -              -              -
  Payments received from contract owners                           -              -         25,232              -          4,977
  Transfers between sub-accounts (including fixed
   account), net                                                   1              -            460              -            583
  Transfers for contract benefits and terminations                 -             (1)          (673)             -           (118)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                         1             (1)        25,019              -          5,442
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                        (18)           (16)       (70,976)           (26)        (4,964)
Net assets at beginning of period                                 92             96        287,088             82         51,843
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $           74             80        216,112             56         46,879
                                                      ==============  =============  =============  =============  =============

                                                      -----------------------------
                                                                     International
                                                      International       New
                                                         Equity      Opportunities
                                                         Fund B         Fund B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      (67)             -
  Net realized gain (loss)                                     (210)             -
  Change in unrealized appreciation (depreciation)           (1,445)           (13)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (1,722)           (13)
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -              -
  Payments received from contract owners                      6,417              -
  Transfers between sub-accounts (including fixed
   account), net                                              6,897              -
  Transfers for contract benefits and terminations                -              -
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   13,314              -
                                                      -------------  -------------
    Net increase (decrease) in net assets                    11,592            (13)
Net assets at beginning of period                             3,208             84
                                                      -------------  -------------
Net assets at end of period                                  14,800             71
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                                                     Templeton
                                                      --------------------------------------------------------------------------
                                                          Global        Franklin
                                                          Income         Small          Growth        Foreign        Foreign
                                                        Securities        Cap         Securities     Securities     Securities
                                                          Fund B         Fund B         Fund B          Fund          Fund B
                                                      -------------- -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $            -           (53)             1            186            (14)
  Net realized gain (loss)                                         -             2              2           (745)          (197)
  Change in unrealized appreciation (depreciation)                21        (1,480)           (23)        (9,177)          (621)
                                                      -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   21        (1,531)           (20)        (9,736)          (832)
                                                      -------------- -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -             -              -              -            100
  First MetLife Investors Insurance Company
   redemptions                                                     -             -              -              -              -
  Payments received from contract owners                           -         3,932              -          3,893              -
  Transfers between sub-accounts (including fixed
   account), net                                                   -           236              1           (644)         6,792
  Transfers for contract benefits and terminations                 -           (10)             -            (71)             -
                                                      -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                         -         4,158              1          3,178          6,892
                                                      -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         21         2,627            (19)        (6,558)         6,060
Net assets at beginning of period                                104         2,177             97         47,118          2,930
                                                      -------------- -------------  -------------  -------------  -------------
Net assets at end of period                           $          125         4,804             78         40,560          8,990
                                                      ============== =============  =============  =============  =============

                                                      -----------------------------
                                                        Developing     Developing
                                                         Markets        Markets
                                                        Securities     Securities
                                                           Fund          Fund B
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       61             18
  Net realized gain (loss)                                      (76)          (164)
  Change in unrealized appreciation (depreciation)             (494)          (311)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                (509)          (457)
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -              -
  Payments received from contract owners                      2,381          4,586
  Transfers between sub-accounts (including fixed
   account), net                                               (147)          (220)
  Transfers for contract benefits and terminations              (13)            (1)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    2,221          4,365
                                                      -------------  -------------
    Net increase (decrease) in net assets                     1,712          3,908
Net assets at beginning of period                            26,161             94
                                                      -------------  -------------
Net assets at end of period                                  27,873          4,002
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                Templeton                              Fidelity
                                                      -----------------------------  -------------------------------------------
                                                          Mutual      Franklin Large
                                                          Shares        Cap Growth                     Equity-         High
                                                        Securities      Securities      Growth         Income         Income
                                                          Fund B          Fund B      Portfolio B    Portfolio B    Portfolio B
                                                      --------------  -------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $          (53)           (97)           (32)             -              8
  Net realized gain (loss)                                      (475)           (84)          (522)             2              -
  Change in unrealized appreciation (depreciation)            (1,202)        (4,224)          (297)           (19)            (6)
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               (1,730)        (4,405)          (851)           (17)             2
                                                      --------------  -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments             100            100              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -              -              -
  Payments received from contract owners                       6,552          3,932              -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                              10,284         21,964            743              -              -
  Transfers for contract benefits and terminations                 -           (390)             -              -              -
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                    16,936         25,606            743              -              -
                                                      --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                     15,206         21,201           (108)           (17)             2
Net assets at beginning of period                                 98          3,148          6,666             94             89
                                                      --------------  -------------  -------------  -------------  -------------
Net assets at end of period                           $       15,304         24,349          6,558             77             91
                                                      ==============  =============  =============  =============  =============

                                                            American Century
                                                      ----------------------------

                                                         Income &
                                                          Growth     International
                                                           Fund          Fund
                                                      -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      (69)             -
  Net realized gain (loss)                                     (628)             -
  Change in unrealized appreciation (depreciation)           (1,500)           (17)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (2,197)           (17)
                                                      -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -              -
  Payments received from contract owners                      6,552              -
  Transfers between sub-accounts (including fixed
   account), net                                              4,630              -
  Transfers for contract benefits and terminations                -             (1)
                                                      -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   11,182             (1)
                                                      -------------  -------------
    Net increase (decrease) in net assets                     8,985            (18)
Net assets at beginning of period                                92             82
                                                      -------------  -------------
Net assets at end of period                                   9,077             64
                                                      =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                         American
                                                         Century                        Dreyfus
                                                      --------------  -------------------------------------------

                                                                          Stock       Disciplined      Capital
                                                          Value           Index          Stock       Appreciation
                                                           Fund           Fund B      Portfolio B    Portfolio B
                                                      --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $          (47)             -             (1)            16
  Net realized gain (loss)                                      (149)             -              -           (349)
  Change in unrealized appreciation (depreciation)              (962)           (21)           (21)        (2,241)
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               (1,158)           (21)           (22)        (2,574)
                                                      --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                     -              -              -              -
  Payments received from contract owners                       6,552              -              -          6,552
  Transfers between sub-accounts (including fixed
   account), net                                                 114              -              1         11,410
  Transfers for contract benefits and terminations                 -              -              -              -
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     6,666              -              1         17,962
                                                      --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                      5,508            (21)           (21)        15,388
Net assets at beginning of period                                108             90             89          6,188
                                                      --------------  -------------  -------------  -------------
Net assets at end of period                           $        5,616             69             68         21,576
                                                      ==============  =============  =============  =============

                                                                 INVESCO                PIMCO
                                                      ----------------------------  -------------

                                                                         High           High
                                                         Dynamics        Yield          Yield
                                                           Fund          Fund         Portfolio
                                                      -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                     (102)             8            128
  Net realized gain (loss)                                     (630)             -             17
  Change in unrealized appreciation (depreciation)           (1,921)           (10)           331
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              (2,653)            (2)           476
                                                      -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments              -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                    -              -              -
  Payments received from contract owners                      6,552              -              -
  Transfers between sub-accounts (including fixed
   account), net                                              6,177              -          7,500
  Transfers for contract benefits and terminations                -             (1)           (34)
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   12,729             (1)         7,466
                                                      -------------  -------------  -------------
    Net increase (decrease) in net assets                    10,076             (3)         7,942
Net assets at beginning of period                                84             84            101
                                                      -------------  -------------  -------------
Net assets at end of period                                  10,160             81          8,043
                                                      =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2002

                                                                         PIMCO                      Scudder I
                                                      ------------------------------------------- -------------
                                                                       StocksPLUS
                                                           Low          Growth &        Total
                                                        Duration         Income        Return     International
                                                        Portfolio      Portfolio      Portfolio    Portfolio B       Total
                                                      -------------- -------------  ------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $           12            44              3           (59)         2,222
  Net realized gain (loss)                                        19          (263)             1          (510)        26,663
  Change in unrealized appreciation (depreciation)                 6          (112)             3          (861)      (746,692)
                                                      -------------- -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   37          (331)             7        (1,430)      (717,807)
                                                      -------------- -------------  ------------- -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments               -             -              -             -          8,300
  First MetLife Investors Insurance Company
   redemptions                                                     -             -              -             -           (163)
  Payments received from contract owners                           -             -              -         5,897      1,582,969
  Transfers between sub-accounts (including fixed
   account), net                                               5,053          (575)             1           300        429,658
  Transfers for contract benefits and terminations                 -             -              -             -       (116,821)
                                                      -------------- -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     5,053          (575)             1         6,197      1,903,943
                                                      -------------- -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets                      5,090          (906)             8         4,767      1,186,136
Net assets at beginning of period                                103         4,477            106            77      3,309,175
                                                      -------------- -------------  ------------- -------------  -------------
Net assets at end of period                           $        5,193         3,571            114         4,844      4,495,311
                                                      ============== =============  ============= =============  =============


See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) Organization
   First MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by First MetLife Investors Insurance Company
   (FMLI) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by FMLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FMLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from FMLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business FMLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2003:


                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Lord Abbett America's Value Portfolio B
                  JP Morgan Quality Bond Portfolio
                  JP Morgan Quality Bond Portfolio B
                  JP Morgan Select Equity Portfolio
                  JP Morgan Select Equity Portfolio B
                  JP Morgan Small Cap Stock Portfolio
                  Met/Putnam Capital Opportunities Portfolio B
                  Met/Putnam Research Portfolio B
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  PIMCO Money Market Portfolio B
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio B
                  PIMCO Innovation Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Small Cap Growth Portfolio B
                  AIM Mid Cap Core Equity Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio B
                 Russell Insurance Funds (Russell):
                  Multi-Style Equity Fund
                  Aggressive Equity Fund
                  Non-U.S. Fund

               Core Bond Fund
               Real Estate Securities Fund
             AIM Variable Insurance Funds (AIM):
               Premier Equity Fund
               Premier Equity Fund B
               Capital Appreciation Fund
               Capital Appreciation Fund B
               International Growth Fund
               International Growth Fund B
             Alliance Variable Products (Alliance):
               Premier Growth Portfolio
               Premier Growth Portfolio B
               Bernstein Real Estate Investment Portfolio
               Bernstein Real Estate Investment Portfolio B
               Bernstein Small Cap Portfolio B
               Bernstein Value Portfolio B
             Liberty Variable Investment Trust (Liberty):
               Newport Tiger Fund, Variable Series
             Goldman Sachs Variable Insurance Trust (Goldman Sachs):
               Growth & Income Fund
               International Equity Fund
             Scudder Variable Series II (Scudder II):
               Small Cap Growth Portfolio
               Dreman Small Cap Value Portfolio
               Government Securities Portfolio
             MFS Variable Insurance Trust (MFS):
               Research Series
               Research Series B
               Emerging Growth Series
               Emerging Growth Series B
               High Income Series
               High Income Series B
               Strategic Income Series B
               Investors Trust Series


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) Organization, continued:
   Sub-accounts available for investment as of December 31, 2003, continued:


             MFS Variable Insurance Trust (MFS), continued:
               Investors Trust Series B
               New Discovery Series B
             Metropolitan Life Series Funds, Inc. (MetLife):
               Davis Venture Value E
               Harris Oakmark Focused Value B
               Jennison Growth B
               MFS Investors Trust Series B
               MFS Total Return Series B
               Capital Guardian US Equity Series B
               Met/Putnam Voyager Portfolio B
               MFS Research Series B
               Putnam International Stock B
               SSR Money Market Portfolio
               Stock Index Portfolio B
             Oppenheimer Variable Account Funds (Oppenheimer):
               Bond Fund
             Putnam Variable Trust (Putnam):
               Growth & Income Fund
               Growth & Income Fund B
               New Value Fund B
               Vista Fund
               Vista Fund B
               International Growth Fund
               International Equity Fund B
               International New Opportunities Fund B
               Equity Income B
             Franklin Templeton Variable Products Trust (Templeton):
               Global Income Securities Fund B
               Franklin Small Cap Fund B

           Growth Securities Fund B
           Foreign Securities Fund
           Foreign Securities Fund B
           Developing Markets Securities Fund
           Developing Markets Securities Fund B
           Mutual Shares Securities Fund B
           Franklin Large Cap Growth Securities Fund B
         Fidelity Variable Insurance Products Fund (Fidelity):
           Growth Portfolio B
           Equity-Income Portfolio B
           High Income Portfolio B
         American Century Variable Portfolios, Inc. (American Century):
           Income & Growth Fund
           International Fund
           Value Fund
         Dreyfus Variable Investment Fund (Dreyfus):
           Stock Index Fund B
           Disciplined Stock Portfolio B
           Capital Appreciation Portfolio B
         INVESCO Variable Investment Funds, Inc. (INVESCO):
           Dynamics Fund
           High Yield Fund
         PIMCO Variable Insurance Trust (PIMCO):
           High Yield Portfolio
           Low Duration Portfolio
           StocksPLUS Growth & Income Portfolio
           Total Return Portfolio
         Scudder Variable Series I (Scudder I):
           International Portfolio B

During 2003, the following sub-accounts changed names:
 Met Investors Series Trust - MFS Mid Cap Growth Portfolio to T Rowe Price Mid
   Cap Growth Portfolio
 Met Investors Series Trust - SSR Concentrated International Portfolio to Harris
   Oakmark International Portfolio
 Met Investors Series Trust - JP Morgan Small Cap Stock Portfolio B to Met/
   Putnam Capital Opportunities Portfolio B
 New England Zenith Funds - Jennison Growth to MetLife Series - Jennison Growth New England Zenith Funds - Harris Oakmark Focused Value to MetLife Series -
   Harris Oakmark Focused Value
 New England Zenith Funds - Davis Venture Value E to MetLife Series - Davis
   Venture Value E
 New England Zenith Funds - MFS Total Return Series B to MetLife Series - MFS
   Total Return Series B
 New England Zenith Funds - MFS Investors Trust Series B to MetLife Series - MFS
   Investors Trust Series B
 New England Zenith Funds - Capital Guardian US Equity Series B to MetLife
   Series - Capital Guardian US Equity Series B
 Putnam Series - International Growth Fund B to International Equity Fund B


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) Organization, continued:

     The following sub-accounts ceased operations during the years ended
       December 31, 2003 and 2002:

 Year ended December 31, 2003:                            Date Ceased Operations
 -----------------------------                            ----------------------
 Met Investors Lord Abbett Developing Growth Portfolio        April 25, 2003
 Met Investors Lord Abbett Developing Growth Portfolio B      April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio             April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio B           April 25, 2003
 Met Investors JP Morgan International Equity Portfolio       April 25, 2003
 Met Investors JP Morgan International Equity Portfolio B     April 25, 2003
 GACC Money Market Fund                                       April 25, 2003

 Year ended December 31, 2002:
 -----------------------------
 Goldman Sachs Global Income Fund                             May 1, 2002
 Goldman Sachs Internet Tollkeeper Fund                       May 1, 2002

     The following sub-accounts began operations during the years ended
       December 31, 2003 and 2002:

 Year ended December 31, 2003:                            Date Began Operations
 -----------------------------                            ---------------------
 Met Investors Lord Abbett America's Value Portfolio B       May 1, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio B    May 1, 2003
 Met Investors MFS Research International Portfolio          April 25, 2003
 MetLife Met/Putnam Voyager Portfolio B                      May 1, 2003
 MetLife MFS Research Series B                               May 1, 2003
 MetLife Putnam International Stock B                        May 1, 2003
 MetLife SSR Money Market Portfolio                          April 25, 2003
 Putnam Equity Income B                                      May 1, 2003

 Year ended December 31, 2002:
 -----------------------------
 Met Investors Third Avenue Small Cap Value Portfolio        May 1, 2002
 AIM Premier Equity Fund B                                   May 1, 2002
 AIM Capital Appreciation Fund B                             May 1, 2002
 AIM International Growth Fund B                             May 1, 2002
 MetLife Jennison Growth B                                   May 1, 2002
 MetLife MFS Investors Trust Series B                        May 1, 2002
 MetLife MFS Total Return Series B                           May 1, 2002
 MetLife Capital Guardian US Equity Series B                 May 1, 2002

(2) Significant Accounting Policies

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (b) Reinvestment of Distributions
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(2) Significant Accounting Policies, continued:


  (c) Federal Income Taxes
      The operations of the Separate Account sub-accounts are included in the federal income tax return of FMLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FMLI believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

  (d) Estimates
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3) Separate Account Expenses
   For variable annuity contracts, FMLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 1.85%. This charge varies according to the product specifications.

(4) Contract Fees
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, FMLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. FMLI deducted surrender fees of $89,869 from the Separate Account during the period ended December 31, 2003.

   For variable annuity contracts with a sales charge, FMLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   FMLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, FMLI may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2003, FMLI deducted contract maintenance and transfer fees of approximately $1,757 from the Separate Account.

   Currently, FMLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. FMLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) Cost Basis of Investments
   The cost basis of each sub-account's investment as of December 31, 2003 follows:

    Met Investors Lord Abbett Growth & Income Portfolio        $     789,513
    Met Investors Lord Abbett Growth & Income Portfolio B         11,842,033
    Met Investors Lord Abbett Bond Debenture Portfolio               143,946
    Met Investors Lord Abbett Bond Debenture Portfolio B          13,429,866
    Met Investors Lord Abbett Growth Opportunity Portfolio            80,125
    Met Investors Lord Abbett Growth Opportunity Portfolio B          56,139
    Met Investors Lord Abbett Mid-Cap Value Portfolio                195,808
    Met Investors Lord Abbett Mid-Cap Value Portfolio B              472,142
    Met Investors Lord Abbett America's Value Portfolio B             30,748
    Met Investors JP Morgan Quality Bond Portfolio                    66,194
    Met Investors JP Morgan Quality Bond Portfolio B                 480,266
    Met Investors JP Morgan Select Equity Portfolio                  133,175
    Met Investors JP Morgan Select Equity Portfolio B                 32,152
    Met Investors JP Morgan Small Cap Stock Portfolio                113,308
    Met Investors Met/Putnam Capital Opportunities Portfolio B        12,841
    Met Investors Met/Putnam Research Portfolio B                    981,997
    Met Investors Oppenheimer Capital Appreciation Portfolio B     8,199,506
    Met Investors PIMCO Inflation Protected Bond Portfolio B       7,792,729
    Met Investors PIMCO Money Market Portfolio B                   2,879,658
    Met Investors Janus Aggressive Growth Portfolio B              3,913,995
    Met Investors PIMCO Total Return Bond Portfolio B              9,615,116
    Met Investors PIMCO Innovation Portfolio B                       378,327
    Met Investors T Rowe Price Mid Cap Growth Portfolio B          4,572,100
    Met Investors MFS Research International Portfolio                97,110
    Met Investors MFS Research International Portfolio B           1,977,972
    Met Investors AIM Small Cap Growth Portfolio B                 2,805,541
    Met Investors AIM Mid Cap Core Equity Portfolio B              2,888,227
    Met Investors Harris Oakmark International Portfolio B         4,957,434
    Met Investors Third Avenue Small Cap Value Portfolio B         5,098,026
    Russell Multi-Style Equity Fund                                  166,763
    Russell Aggressive Equity Fund                                    26,441
    Russell Non-U.S. Fund                                             31,665
    Russell Core Bond Fund                                           265,110
    Russell Real Estate Securites Fund                                37,287
    AIM Premier Equity Fund                                           65,647
    AIM Premier Equity Fund B                                          5,523
    AIM Capital Appreciation Fund                                     93,064
    AIM Capital Appreciation Fund B                                        -
    AIM International Growth Fund                                     43,169
    AIM International Growth Fund B                                        -
    Alliance Premier Growth Portfolio                                163,059
    Alliance Premier Growth Portfolio B                              333,563
    Alliance Bernstein Real Estate Investment Portfolio               26,104
    Alliance Bernstein Real Estate Investment Portfolio B            156,727
    Alliance Bernstein Small Cap Portfolio B                               -

          Alliance Bernstein Value Portfolio B           $           -
          Liberty Newport Tiger Fund, Variable Series                -
          Goldman Sachs Growth & Income Fund                         -
          Goldman Sachs International Equity Fund                    -
          Scudder II Small Cap Growth Portfolio                      -
          Scudder II Dreman Small Cap Value Portfolio           45,932
          Scudder II Government Securities Portfolio                 -
          MFS Research Series                                  111,272
          MFS Research Series B                                 11,498
          MFS Emerging Growth Series                            47,341
          MFS Emerging Growth Series B                           9,937
          MFS High Income Series                                 9,322
          MFS High Income Series B                             305,037
          MFS Strategic Income Series B                         57,511
          MFS Investors Trust Series                            11,303
          MFS Investors Trust Series B                               -
          MFS New Discovery Series B                           197,540
          MetLife Davis Venture Value E                      7,856,750
          MetLife Harris Oakmark Focused Value B             6,490,533
          MetLife Jennison Growth B                          4,137,279
          MetLife MFS Investors Trust Series B                 364,805
          MetLife MFS Total Return Series B                     16,611
          MetLife Capital Guardian US Equity Series B           68,498
          MetLife Met/Putnam Voyager Portfolio B                     -
          MetLife MFS Research Series B                              -
          MetLife Putnam International Stock B                 305,542
          MetLife SSR Money Market Portfolio                   169,511
          MetLife Stock Index Portfolio B                    2,692,990
          Oppenheimer Bond Fund                                 29,849
          Putnam Growth & Income Fund                           78,544
          Putnam Growth & Income Fund B                         21,021
          Putnam New Value Fund B                                    -
          Putnam Vista Fund                                    560,418
          Putnam Vista Fund B                                        -
          Puntam International Growth Fund                      81,119
          Putnam International Equity Fund B                    22,055
          Putnam International New Opportunities Fund B              -
          Putnam Equity Income B                                46,186
          Templeton Global Income Securities Fund B                  -
          Templeton Franklin Small Cap Fund B                   40,147
          Templeton Growth Securities Fund B                         -
          Templeton Foreign Securites Fund                      73,649
          Templeton Foreign Securities Fund B                   49,552
          Templeton Developing Markets Securities Fund          34,599
          Templeton Developing Markets Securities Fund B        43,599

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(5) Cost Basis of Investments, continued:

      Templeton Mutual Shares Securities Fund B             $      32,184
      Templeton Franklin Large Cap Growth Securities Fund B        17,156
      Fidelity Growth Portfolio B                                  67,919
      Fidelity Equity-Income Portfolio B                                -
      Fidelity High Income Portfolio B                                  -
      American Century Income & Growth Fund                        24,842
      American Century International Fund                               -
      American Century Value Fund                                   6,888
      Dreyfus Stock Index Fund B                                        -

            Dreyfus Disciplined Stock Portfolio B      $           -
            Dreyfus Capital Appreciation Portfolio B          26,025
            INVESCO Dynamics Fund                             14,364
            INVESCO High Yield Fund                                -
            PIMCO High Yield Portfolio                        10,246
            PIMCO Low Duration Portfolio                      23,572
            PIMCO StocksPLUS Growth & Income Portfolio         3,680
            PIMCO Total Return Portfolio                           -
            Scudder I International Portfolio B                6,361
                                                       -------------
                                                       $ 109,673,303
                                                       =============


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding
   The changes in units outstanding for the years ended December 31, 2002 and 2003 were as follows:

                                                                  Met Investors
                            -----------------------------------------------------------------------------------------
                            Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                             Growth &     Growth &       Bond         Bond      Developing   Developing     Growth
                              Income       Income      Debenture    Debenture     Growth       Growth     Opportunity
                             Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002        18,248        1,345       12,757        1,822        8,727          349           10
   Units Issued                     706        2,993           93        4,080        1,163          396            -
   Units Redeemed                (2,610)         (92)      (2,661)        (147)        (115)        (340)           -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002      16,344        4,246       10,189        5,755        9,775          405           10
   Units Issued                   4,929      323,498            2    1,070,175        1,020            -       11,828
   Units Redeemed                (1,688)     (23,980)      (1,236)    (204,710)     (10,795)        (405)         (68)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003      19,585      303,764        8,955      871,220            -            -       11,770
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -            -            -            -            -            -
   Units Issued                     228            -            -            -            -            -            -
   Units Redeemed                   (45)           -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002         183            -            -            -            -            -            -
   Units Issued                     531          289            -          227            -            -            -
   Units Redeemed                   (85)         (99)           -          (78)           -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003         629          190            -          149            -            -            -
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                                   Met Investors
                            ------------------------------------------------------------------------------------------
                            Lord Abbett  Lord Abbett    Lord Abbett  Lord Abbett     JP Morgan    JP Morgan     JP Morgan
                              Growth       Mid-Cap        Mid-Cap     America's      Enhanced     Enhanced    International
                            Opportunity     Value          Value        Value          Index        Index        Equity
                            Portfolio B   Portfolio     Portfolio B  Portfolio B     Portfolio   Portfolio B    Portfolio
                            -----------  -----------    -----------  -----------    -----------  -----------  -------------
Accumulation Units:
 Unit Balance at 1/1/2002         1,786       14,216          1,124            -         14,754            5        12,169
   Units Issued                     658          304         10,224            -             38          192           796
   Units Redeemed                  (612)      (1,497)          (213)           -         (1,218)           -          (678)
                            -----------  -----------    -----------  -----------    -----------  -----------   -----------
 Unit Balance at 12/31/2002       1,832       13,023         11,135            -         13,574          197        12,287
   Units Issued                   6,368          376         17,294        2,946              -            -            13
   Units Redeemed                (1,154)        (289)        (1,498)         (83)       (13,574)        (197)      (12,300)
                            -----------  -----------    -----------  -----------    -----------  -----------   -----------
 Unit Balance at 12/31/2003       7,046       13,110         26,931        2,863              -            -             -
                            ===========  ===========    ===========  ===========    ===========  ===========   ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -              -            -              -            -             -
   Units Issued                       -            -              -            -            722            -           306
   Units Redeemed                     -            -              -            -           (150)           -           (60)
                            -----------  -----------    -----------  -----------    -----------  -----------   -----------
 Unit Balance at 12/31/2002           -            -              -            -            572            -           246
   Units Issued                       -            -              -            -              -            -             -
   Units Redeemed                     -            -              -            -           (572)           -          (246)
                            -----------  -----------    -----------  -----------    -----------  -----------   -----------
 Unit Balance at 12/31/2003           -            -              -            -              -            -             -
                            ===========  ===========    ===========  ===========    ===========  ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                              JP Morgan    JP Morgan      JP Morgan      JP Morgan    JP Morgan      JP Morgan    Met/Putnam
                            International   Quality        Quality        Select       Select        Small Cap      Capital
                               Equity        Bond           Bond          Equity       Equity          Stock     Opportunities
                             Portfolio B   Portfolio     Portfolio B     Portfolio   Portfolio B     Portfolio    Portfolio B
                            ------------- -----------    -----------    -----------  -----------    -----------  -------------
Accumulation Units:
 Unit Balance at 1/1/2002              8        5,099            944          7,748          791          6,593             7
   Units Issued                      311        1,649          1,593            173        1,159            669           228
   Units Redeemed                      -         (828)           (30)          (337)         (25)          (392)            -
                             -----------  -----------    -----------    -----------  -----------    -----------   -----------
 Unit Balance at 12/31/2002          319        5,920          2,507          7,584        1,925          6,870           235
   Units Issued                        -          209         39,676             20        1,191             70           821
   Units Redeemed                   (319)      (1,346)       (10,349)          (836)        (770)           (76)          (16)
                             -----------  -----------    -----------    -----------  -----------    -----------   -----------
 Unit Balance at 12/31/2003            -        4,783         31,834          6,768        2,346          6,864         1,040
                             ===========  ===========    ===========    ===========  ===========    ===========   ===========

Annuitization Units:
 Unit Balance at 1/1/2002              -            -              -              -            -              -             -
   Units Issued                        -            -              -            758            -            251             -
   Units Redeemed                      -            -              -           (153)           -            (44)            -
                             -----------  -----------    -----------    -----------  -----------    -----------   -----------
 Unit Balance at 12/31/2002            -            -              -            605            -            207             -
   Units Issued                        -            -              -            498            -            176             -
   Units Redeemed                      -            -              -           (155)           -            (53)            -
                             -----------  -----------    -----------    -----------  -----------    -----------   -----------
 Unit Balance at 12/31/2003            -            -              -            948            -            330             -
                             ===========  ===========    ===========    ===========  ===========    ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                                   Met Investors
                            -------------------------------------------------------------------------------------------
                                           Oppenheimer        PIMCO         PIMCO          Janus        PIMCO
                            Met/Putnam       Capital        Inflation       Money       Aggressive   Total Return      PIMCO
                             Research      Appreciation   Protected Bond   Market         Growth         Bond       Innovation
                            Portfolio B    Portfolio B     Portfolio B   Portfolio B    Portfolio B  Portfolio B    Portfolio B
                            -----------    ------------   -------------- -----------    -----------  ------------   -----------
Accumulation Units:
 Unit Balance at 1/1/2002            11          1,247               -            10             11        1,691             12
   Units Issued                     221          2,021               -         3,033            695       49,853             96
   Units Redeemed                     -            (31)              -        (2,126)             -         (380)             -
                            -----------    -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2002         232          3,237               -           917            706       51,164            108
   Units Issued                 148,433      1,145,311         787,269       874,009        655,014      833,663        109,563
   Units Redeemed               (10,218)       (27,218)        (40,397)     (586,478)       (22,589)     (59,842)       (20,033)
                            -----------    -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2003     138,447      1,121,330         746,872       288,448        633,131      824,985         89,638
                            ===========    ===========     ===========   ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -              -               -             -              -            -              -
   Units Issued                       -              -               -             -              -            -              -
   Units Redeemed                     -              -               -             -              -            -              -
                            -----------    -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2002           -              -               -             -              -            -              -
   Units Issued                       -          1,146             323             -            681          300              -
   Units Redeemed                     -           (390)           (113)            -           (233)        (104)             -
                            -----------    -----------     -----------   -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2003           -            756             210             -            448          196              -
                            ===========    ===========     ===========   ===========    ===========  ===========    ===========


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                                    Met Investors
                            --------------------------------------------------------------------------------------------
                             T R Price        MFS            MFS          AIM            AIM           Harris      Third Avenue
                              Mid Cap      Research       Research     Small Cap       MidCap          Oakmark      Small Cap
                              Growth     International  International   Growth       Core Equity    International     Value
                            Portfolio B    Portfolio     Portfolio B  Portfolio B    Portfolio B     Portfolio B   Portfolio B
                            -----------  -------------  ------------- -----------    -----------    -------------  ------------
Accumulation Units:
 Unit Balance at 1/1/2002           266             -          1,021          250             10              10             -
   Units Issued                   1,124             -         11,451          448          1,574             217         2,120
   Units Redeemed                    (2)            -            (43)          (6)             -               -            (1)
                            -----------   -----------    -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2002       1,388             -         12,429          692          1,584             227         2,119
   Units Issued                 862,330         9,853        248,983      272,792        274,318         487,423       509,453
   Units Redeemed               (43,467)         (378)       (20,838)     (13,461)       (20,378)        (16,078)      (20,048)
                            -----------   -----------    -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2003     820,251         9,475        240,574      260,023        255,524         471,572       491,524
                            ===========   ===========    ===========  ===========    ===========     ===========   ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -             -              -            -              -               -             -
   Units Issued                       -             -              -            -              -               -             -
   Units Redeemed                     -             -              -            -              -               -             -
                            -----------   -----------    -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2002           -             -              -            -              -               -             -
   Units Issued                     375           307              -          461            185             615           414
   Units Redeemed                  (127)          (31)             -         (155)           (64)           (205)         (140)
                            -----------   -----------    -----------  -----------    -----------     -----------   -----------
 Unit Balance at 12/31/2003         248           276              -          306            121             410           274
                            ===========   ===========    ===========  ===========    ===========     ===========   ===========


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                GACC                                 Russell                                  AIM
                            -----------  ---------------------------------------------------------------  -----------
                                                                                                 Real
                               Money     Multi-Style   Aggressive                   Core        Estate      Premier
                               Market      Equity        Equity       Non-US        Bond      Securities    Equity
                                Fund        Fund          Fund         Fund         Fund         Fund        Fund
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002             9        8,591        1,010        4,311        6,223          835        7,127
   Units Issued                   4,672       21,161        2,121       11,314       14,632        1,970        3,383
   Units Redeemed                     -           (4)         (47)         (68)        (313)         (38)         (75)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002       4,681       29,748        3,084       15,557       20,542        2,767       10,435
   Units Issued                   8,840          676           49          362          575           43          338
   Units Redeemed               (13,521)      (7,887)         (72)     (11,419)         (58)         (44)      (2,268)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003           -       22,537        3,061        4,500       21,059        2,766        8,505
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -            -            -            -            -            -
   Units Issued                       -            -            -            -            -            -            -
   Units Redeemed                     -            -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -            -            -            -            -            -
   Units Issued                       -            -            -            -            -            -            -
   Units Redeemed                     -            -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003           -            -            -            -            -            -            -
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                           AIM                                         Alliance
                            -----------------------------------------------------------------  ------------------------
                              Premier      Capital      Capital    International International   Premier      Premier
                              Equity     Appreciation Appreciation    Growth        Growth       Growth       Growth
                              Fund B         Fund        Fund B        Fund         Fund B      Portfolio   Portfolio B
                            -----------  ------------ ------------ ------------- ------------- -----------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002             -       10,189            -         4,646             -       16,205          317
   Units Issued                      35        3,365           17           663            16        1,895        1,042
   Units Redeemed                     -         (158)           -          (661)            -         (238)        (310)
                            -----------  -----------  -----------   -----------   -----------  -----------  -----------
 Unit Balance at 12/31/2002          35       13,396           17         4,648            16       17,862        1,049
   Units Issued                   1,021          971            -           773             -        2,101       38,440
   Units Redeemed                   (36)      (2,867)         (17)          (17)          (16)         (11)      (5,611)
                            -----------  -----------  -----------   -----------   -----------  -----------  -----------
 Unit Balance at 12/31/2003       1,020       11,500            -         5,404             -       19,952       33,878
                            ===========  ===========  ===========   ===========   ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -            -             -             -            -            -
   Units Issued                       -            -            -             -             -            -            -
   Units Redeemed                     -            -            -             -             -            -            -
                            -----------  -----------  -----------   -----------   -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -            -             -             -            -            -
   Units Issued                       -            -            -             -             -            -            -
   Units Redeemed                     -            -            -             -             -            -            -
                            -----------  -----------  -----------   -----------   -----------  -----------  -----------
 Unit Balance at 12/31/2003           -            -            -             -             -            -            -
                            ===========  ===========  ===========   ===========   ===========  ===========  ===========


                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                 Alliance                         Liberty          Goldman Sachs
                            --------------------------------------------------  -----------  -------------------------
                             Bernstein    Bernstein    Bernstein                  Newport       Growth
                            Real Estate  Real Estate     Small      Bernstein   Tiger Fund,       &       International
                            Investment   Investment       Cap         Value      Variable       Income       Equity
                             Portfolio   Portfolio B  Portfolio B  Portfolio B    Series         Fund         Fund
                            -----------  -----------  -----------  -----------  -----------  -----------  -------------
Accumulation Units:
 Unit Balance at 1/1/2002         2,028          228           10           10            8           11             9
   Units Issued                     214          427            -            -            -            -             -
   Units Redeemed                   (50)        (116)           -            -            -            -             -
                            -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at 12/31/2002       2,192          539           10           10            8           11             9
   Units Issued                     205       14,138            -            -            -            -             -
   Units Redeemed                  (188)      (1,865)         (10)         (10)          (8)         (11)           (9)
                            -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at 12/31/2003       2,209       12,812            -            -            -            -             -
                            ===========  ===========  ===========  ===========  ===========  ===========   ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -            -            -            -            -             -
   Units Issued                       -            -            -            -            -            -             -
   Units Redeemed                     -            -            -            -            -            -             -
                            -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at 12/31/2002           -            -            -            -            -            -             -
   Units Issued                       -            -            -            -            -            -             -
   Units Redeemed                     -            -            -            -            -            -             -
                            -----------  -----------  -----------  -----------  -----------  -----------   -----------
 Unit Balance at 12/31/2003           -            -            -            -            -            -             -
                            ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                  Goldman Sachs                     Scudder II                          MFS
                            ------------------------  -------------------------------------  ------------------------
                                                         Small       Dreman
                                                          Cap       Small Cap    Government
                               Global      Internet     Growth        Value      Securities    Research     Research
                               Income     Tollkeeper   Portfolio    Portfolio    Portfolio      Series      Series B
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002             9           18            9        4,578            8        9,960            8
   Units Issued                       -            -            -          153            -          847        1,280
   Units Redeemed                    (9)         (18)           -            -            -          (13)        (182)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -            9        4,731            8       10,794        1,106
   Units Issued                       -            -            -                         -          916        1,207
   Units Redeemed                     -            -           (9)         (10)          (8)        (100)      (1,144)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003           -            -            -        4,721            -       11,610        1,169
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -            -            -            -            -            -
   Units Issued                       -            -            -            -            -            -            -
   Units Redeemed                     -            -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -            -            -            -            -            -
   Units Issued                       -            -            -            -            -            -            -
   Units Redeemed                     -            -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003           -            -            -            -            -            -            -
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                                       MFS
                            -----------------------------------------------------------------------------------------
                              Emerging     Emerging       High         High      Strategic    Investors    Investors
                               Growth       Growth       Income       Income      Income        Trust        Trust
                               Series      Series B      Series      Series B    Series B      Series      Series B
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002         4,789            7          618           10            9          742            9
   Units Issued                     781            -          264          272          221          547            -
   Units Redeemed                     -            -         (132)           -            -         (275)           -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002       5,570            7          750          282          230        1,014            9
   Units Issued                     763        1,095          178       33,124        4,559          469            -
   Units Redeemed                   (10)          (7)         (40)      (4,153)         (88)         (10)          (9)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003       6,323        1,095          888       29,253        4,701        1,473            -
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -            -            -            -            -            -
   Units Issued                       -            -            -            -            -            -            -
   Units Redeemed                     -            -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -            -            -            -            -            -
   Units Issued                       -            -            -            -            -            -            -
   Units Redeemed                     -            -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003           -            -            -            -            -            -            -
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                MFS                                         MetLife
                            -----------  ----------------------------------------------------------------------------
                                                        Harris                      MFS                     Capital
                                New         Davis       Oakmark                  Investors    MFS Total    Guardian
                             Discovery     Venture      Focused      Jennison      Trust       Return     U.S. Equity
                             Series B      Value E      Value B      Growth B    Series B     Series B     Series B
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002           407          707          373            -            -            -            -
   Units Issued                   2,217        1,225        4,993        1,022          602          300        4,847
   Units Redeemed                  (155)          (4)         (34)           -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002       2,469        1,928        5,332        1,022          602          300        4,847
   Units Issued                  32,374      838,546      528,751      472,329       44,436        1,455        2,918
   Units Redeemed                (3,991)     (30,145)     (18,433)     (16,441)      (4,833)         (22)         (25)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003      30,852      810,329      515,650      456,910       40,205        1,733        7,740
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -            -            -            -            -            -
   Units Issued                       -            -            -            -            -            -            -
   Units Redeemed                     -            -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -            -            -            -            -            -
   Units Issued                       -          653          454          451            -            -            -
   Units Redeemed                     -         (223)        (158)        (155)           -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2003           -          430          296          296            -            -            -
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                       MetLife                             Oppenheimer       Putnam
                            -------------------------------------------------------------  -----------    -----------
                            Met/Putnam     MFS         Putnam      SSR Money     Stock                      Growth &
                              Voyager    Research   International   Market       Index        Bond           Income
                            Portfolio B  Series B      Stock B     Portfolio  Portfolio B     Fund            Fund
                            ----------- ----------- ------------- ----------- -----------  -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002             -           -            -            -         654        1,956          6,439
   Units Issued                       -           -            -            -         419          596            996
   Units Redeemed                     -           -            -            -          (5)        (412)          (306)
                            ----------- -----------  -----------  ----------- -----------  -----------    -----------
 Unit Balance at 12/31/2002           -           -            -            -       1,068        2,140          7,129
   Units Issued                       -           -       32,987       17,035     294,903          397          1,180
   Units Redeemed                     -           -       (5,051)           -     (17,598)        (137)          (452)
                            ----------- -----------  -----------  ----------- -----------  -----------    -----------
 Unit Balance at 12/31/2003           -           -       27,936       17,035     278,373        2,400          7,857
                            =========== ===========  ===========  =========== ===========  ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -           -            -            -           -            -              -
   Units Issued                       -           -            -            -           -            -              -
   Units Redeemed                     -           -            -            -           -            -              -
                            ----------- -----------  -----------  ----------- -----------  -----------    -----------
 Unit Balance at 12/31/2002           -           -            -            -           -            -              -
   Units Issued                       -           -            -            -           -            -              -
   Units Redeemed                     -           -            -            -           -            -              -
                            ----------- -----------  -----------  ----------- -----------  -----------    -----------
 Unit Balance at 12/31/2003           -           -            -            -           -            -              -
                            =========== ===========  ===========  =========== ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                                       Putnam
                            --------------------------------------------------------------------------------------------
                                                                                                                 International
                              Growth &       New                                    International International       New
                               Income       Value          Vista          Vista        Growth        Equity      Opportunities
                               Fund B       Fund B         Fund           Fund B        Fund         Fund B         Fund B
                            -----------  -----------    -----------    -----------  ------------- -------------  -------------
Accumulation Units:
 Unit Balance at 1/1/2002             8            7         52,362              7         7,244           248              9
   Units Issued                       -            -          5,141              -         1,044         1,309              -
   Units Redeemed                     -            -            (87)             -          (235)         (147)             -
                            -----------  -----------    -----------    -----------   -----------   -----------    -----------
 Unit Balance at 12/31/2002           8            7         57,416              7         8,053         1,410              9
   Units Issued                   2,117            -          8,720              -         1,309         1,088              -
   Units Redeemed                    (9)          (7)           (69)            (7)          (26)         (623)            (9)
                            -----------  -----------    -----------    -----------   -----------   -----------    -----------
 Unit Balance at 12/31/2003       2,116            -         66,067              -         9,336         1,875              -
                            ===========  ===========    ===========    ===========   ===========   ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -              -              -             -             -              -
   Units Issued                       -            -              -              -             -             -              -
   Units Redeemed                     -            -              -              -             -             -              -
                            -----------  -----------    -----------    -----------   -----------   -----------    -----------
 Unit Balance at 12/31/2002           -            -              -              -             -             -              -
   Units Issued                       -            -              -              -             -             -              -
   Units Redeemed                     -            -              -              -             -             -              -
                            -----------  -----------    -----------    -----------   -----------   -----------    -----------
 Unit Balance at 12/31/2003           -            -              -              -             -             -              -
                            ===========  ===========    ===========    ===========   ===========   ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                               Putnam                                      Templeton
                            -----------  ----------------------------------------------------------------------------
                                            Global      Franklin                                             Developing
                                            Income       Small        Growth      Foreign      Foreign        Markets
                               Equity     Securities      Cap       Securities   Securities   Securities     Securities
                              Income B      Fund B       Fund B       Fund B        Fund        Fund B          Fund
                            -----------  -----------  -----------  -----------  -----------  -----------    -----------
Accumulation Units:
 Unit Balance at 1/1/2002             -           10          178            8        5,494          329          3,584
   Units Issued                       -            -          394            -          474        1,072            310
   Units Redeemed                     -            -          (12)           -          (90)        (145)           (22)
                            -----------  -----------  -----------  -----------  -----------  -----------    -----------
 Unit Balance at 12/31/2002           -           10          560            8        5,878        1,256          3,872
   Units Issued                   4,398            -        3,346            -          791        4,897            499
   Units Redeemed                   (82)         (10)         (54)          (8)         (58)        (342)           (68)
                            -----------  -----------  -----------  -----------  -----------  -----------    -----------
 Unit Balance at 12/31/2003       4,316            -        3,852            -        6,611        5,811          4,303
                            ===========  ===========  ===========  ===========  ===========  ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -            -            -            -            -              -
   Units Issued                       -            -            -            -            -            -              -
   Units Redeemed                     -            -            -            -            -            -              -
                            -----------  -----------  -----------  -----------  -----------  -----------    -----------
 Unit Balance at 12/31/2002           -            -            -            -            -            -              -
   Units Issued                       -            -            -            -            -            -              -
   Units Redeemed                     -            -            -            -            -            -              -
                            -----------  -----------  -----------  -----------  -----------  -----------    -----------
 Unit Balance at 12/31/2003           -            -            -            -            -            -              -
                            ===========  ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                           Templeton                                Fidelity                American Century
                            ---------------------------------------  -------------------------------------  ----------------
                             Developing     Mutual    Franklin Large
                              Markets       Shares      Cap Growth                  Equity-       High          Income &
                             Securities   Securities    Securities     Growth       Income       Income          Growth
                               Fund B       Fund B        Fund B     Portfolio B  Portfolio B  Portfolio B        Fund
                            -----------  -----------  -------------- -----------  -----------  -----------  ----------------
Accumulation Units:
 Unit Balance at 1/1/2002            14            8           237           529            8           10             11
   Units Issued                     913        2,052         2,216           770            -            -          2,025
   Units Redeemed                  (344)        (622)          (37)         (542)           -            -           (648)
                            -----------  -----------   -----------   -----------  -----------  -----------    -----------
 Unit Balance at 12/31/2002         583        1,438         2,416           757            8           10          1,388
   Units Issued                   4,739        2,173           197         5,751            -            -          2,126
   Units Redeemed                  (536)        (959)       (1,139)          (13)          (8)         (10)           (33)
                            -----------  -----------   -----------   -----------  -----------  -----------    -----------
 Unit Balance at 12/31/2003       4,786        2,652         1,474         6,495            -            -          3,481
                            ===========  ===========   ===========   ===========  ===========  ===========    ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -             -             -            -            -              -
   Units Issued                       -            -             -             -            -            -              -
   Units Redeemed                     -            -             -             -            -            -              -
                            -----------  -----------   -----------   -----------  -----------  -----------    -----------
 Unit Balance at 12/31/2002           -            -             -             -            -            -              -
   Units Issued                       -            -             -             -            -            -              -
   Units Redeemed                     -            -             -             -            -            -              -
                            -----------  -----------   -----------   -----------  -----------  -----------    -----------
 Unit Balance at 12/31/2003           -            -             -             -            -            -              -
                            ===========  ===========   ===========   ===========  ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                 American Century                     Dreyfus                            INVESCO
                            -------------------------  -------------------------------------    ------------------------
                                                          Stock     Disciplined      Capital                    High
                            International    Value        Index        Stock       Appreciation   Dynamics      Yield
                                Fund         Fund         Fund B    Portfolio B    Portfolio B      Fund        Fund
                            ------------- -----------  -----------  -----------    ------------ -----------  -----------
Accumulation Units:
 Unit Balance at 1/1/2002             11            9           11           11            701           12           11
   Units Issued                        -          781            -            -          2,554        2,635            -
   Units Redeemed                      -         (266)           -            -           (274)        (546)           -
                             -----------  -----------  -----------  -----------    -----------  -----------  -----------
 Unit Balance at 12/31/2002           11          524           11           11          2,981        2,101           11
   Units Issued                        -           42            -            -            306        1,371            -
   Units Redeemed                    (11)         (13)         (11)         (11)           (25)      (1,061)         (11)
                             -----------  -----------  -----------  -----------    -----------  -----------  -----------
 Unit Balance at 12/31/2003            -          553            -            -          3,262        2,411            -
                             ===========  ===========  ===========  ===========    ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 1/1/2002              -            -            -            -              -            -            -
   Units Issued                        -            -            -            -              -            -            -
   Units Redeemed                      -            -            -            -              -            -            -
                             -----------  -----------  -----------  -----------    -----------  -----------  -----------
 Unit Balance at 12/31/2002            -            -            -            -              -            -            -
   Units Issued                        -            -            -            -              -            -            -
   Units Redeemed                      -            -            -            -              -            -            -
                             -----------  -----------  -----------  -----------    -----------  -----------  -----------
 Unit Balance at 12/31/2003            -            -            -            -              -            -            -
                             ===========  ===========  ===========  ===========    ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) Changes in Units Outstanding, continued:


                                                   PIMCO                                Scudder I
                            --------------------------------------------------        -------------
                                                         StocksPLUS
                               High          Low          Growth &        Total
                               Yield      Duration         Income        Return       International
                             Portfolio    Portfolio      Portfolio      Portfolio      Portfolio B
                            -----------  -----------    -----------    -----------    -------------
Accumulation Units:
 Unit Balance at 1/1/2002            10            9            552              9              13
   Units Issued                     963          424            549              -           1,520
   Units Redeemed                  (144)           -           (541)             -            (548)
                            -----------  -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2002         829          433            560              9             985
   Units Issued                     897        1,712              1              -             145
   Units Redeemed                  (847)         (11)           (12)            (9)            (14)
                            -----------  -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2003         879        2,134            549              -           1,116
                            ===========  ===========    ===========    ===========     ===========

Annuitization Units:
 Unit Balance at 1/1/2002             -            -              -              -               -
   Units Issued                       -            -              -              -               -
   Units Redeemed                     -            -              -              -               -
                            -----------  -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2002           -            -              -              -               -
   Units Issued                       -            -              -              -               -
   Units Redeemed                     -            -              -              -               -
                            -----------  -----------    -----------    -----------     -----------
 Unit Balance at 12/31/2003           -            -              -              -               -
                            ===========  ===========    ===========    ===========     ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub account during the years ended December 31, 2003 and 2002 follows:

                                                                              Realized Gain (Loss)
                                                                 ---------------------------------------------
                                                                      Aggregate      Aggregate Cost
                                                         Year or Proceeds from Sales of Fund Shares  Realized
                                                         Period    of Fund Shares       Redeemed    Gain (Loss)
                                                         ------- ------------------- -------------- -----------

Met Investors Lord Abbett Growth & Income Portfolio       2003       $   70,451        $   77,087    $  (6,636)
                                                          2002          107,393           111,462       (4,069)

Met Investors Lord Abbett Growth & Income Portfolio B     2003          575,087           555,361       19,726
                                                          2002            3,714             4,303         (589)

Met Investors Lord Abbett Bond Debenture Portfolio        2003           20,138            21,767       (1,629)
                                                          2002           38,661            45,024       (6,363)

Met Investors Lord Abbett Bond Debenture Portfolio B      2003        2,276,215         2,227,524       48,691
                                                          2002            2,480             2,608         (128)

Met Investors Lord Abbett Developing Growth Portfolio     2003           80,942           114,218      (33,276)
                                                          2002            1,970             2,645         (675)

Met Investors Lord Abbett Developing Growth Portfolio B   2003            3,047             3,071          (24)
                                                          2002            3,530             3,464           66

Met Investors Lord Abbett Growth Opportunity Portfolio    2003            1,434             1,202          232
                                                          2002                -                 -            -

Met Investors Lord Abbett Growth Opportunity Portfolio B  2003           10,293             9,293        1,000
                                                          2002            5,275             5,530         (255)

Met Investors Lord Abbett Mid-Cap Value Portfolio         2003            7,058             6,577          481
                                                          2002           26,849            23,366        3,483

Met Investors Lord Abbett Mid-Cap Value Portfolio B       2003           25,184            25,579         (395)
                                                          2002            4,096             4,662         (566)

Met Investors Lord Abbett America's Value Portfolio B     2003            1,302             1,247           55
                                                          2002                -                 -            -

Met Investors JP Morgan Enhanced Index Portfolio          2003          183,615           287,274     (103,659)
                                                          2002           23,083            31,617       (8,534)

Met Investors JP Morgan Enhanced Index Portfolio B        2003            2,591             3,197         (606)
                                                          2002                -                 -            -

Met Investors JP Morgan International Equity Portfolio    2003          104,477           182,084      (77,607)
                                                          2002            8,638            12,971       (4,333)

                                                                    (Continued)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

                                                                                Realized Gain (Loss)
                                                                   ---------------------------------------------
                                                                        Aggregate      Aggregate Cost
                                                           Year or Proceeds from Sales of Fund Shares  Realized
                                                           Period    of Fund Shares       Redeemed    Gain (Loss)
                                                           ------- ------------------- -------------- -----------

Met Investors JP Morgan International Equity Portfolio B    2003       $    2,684        $    3,173     $  (489)
                                                            2002                -                 -           -

Met Investors JP Morgan Quality Bond Portfolio              2003           20,539            18,851       1,688
                                                            2002           11,003            10,006         997

Met Investors JP Morgan Quality Bond Portfolio B            2003          150,412           152,673      (2,261)
                                                            2002              664               643          21

Met Investors JP Morgan Select Equity Portfolio             2003            8,587            11,550      (2,963)
                                                            2002            7,994            10,286      (2,292)

Met Investors JP Morgan Select Equity Portfolio B           2003            8,864            11,222      (2,358)
                                                            2002              550               662        (112)

Met Investors JP Morgan Small Cap Stock Portfolio           2003            1,955             2,635        (680)
                                                            2002            6,753             8,696      (1,943)

Met Investors Met/Putnam Capital Opportunities Portfolio B  2003              319               314           5
                                                            2002                -                 -           -

Met Investors Met/Putnam Research Portfolio B               2003           41,428            39,258       2,170
                                                            2002                -                 -           -

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003            8,041             8,353        (312)
                                                            2002              358               422         (64)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003           98,556            97,491       1,065
                                                            2002                -                 -           -

Met Investors PIMCO Money Market Portfolio B                2003        4,426,333         4,426,333           -
                                                            2002           21,536            21,536           -

Met Investors Janus Aggressive Growth Portfolio B           2003            6,692             6,330         362
                                                            2002                -                 -           -

Met Investors PIMCO Total Return Bond Portfolio B           2003          156,122           153,130       2,992
                                                            2002            5,478             5,303         175

Met Investors PIMCO Innovation Portfolio B                  2003           75,753            69,548       6,205
                                                            2002                -                 -           -

Met Investors T Rowe Price Mid Cap Growth Portfolio B       2003           22,754            21,490       1,264
                                                            2002               92               148         (56)

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                            Realized Gain (Loss)
                                                               ---------------------------------------------
                                                                    Aggregate      Aggregate Cost
                                                       Year or Proceeds from Sales of Fund Shares  Realized
                                                       Period    of Fund Shares       Redeemed    Gain (Loss)
                                                       ------- ------------------- -------------- -----------

Met Investors MFS Research International Portfolio      2003        $  5,340          $  4,617     $    723
                                                        2002               -                 -            -

Met Investors MFS Research International Portfolio B    2003         106,091           105,708          383
                                                        2002           2,022             2,174         (152)

Met Investors AIM Small Cap Growth Portfolio B          2003          14,465            13,791          674
                                                        2002              30                34           (4)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003          97,076            94,511        2,565
                                                        2002               -                 -            -

Met Investors Harris Oakmark International Portfolio B  2003          41,654            40,100        1,554
                                                        2002               -                 -            -

Met Investors Third Avenue Small Cap Value Portfolio B  2003          22,277            22,264           13
                                                        2002               7                 7            -

GACC Money Market Fund                                  2003         170,900           171,763         (863)
                                                        2002             363               366           (3)

Russell Multi-Style Equity Fund                         2003          47,011            61,181      (14,170)
                                                        2002           2,371             2,815         (444)

Russell Aggressive Equity Fund                          2003           1,076               995           81
                                                        2002             807               813           (6)

Russell Non-U.S. Fund                                   2003          62,203            80,020      (17,817)
                                                        2002           1,739             1,865         (126)

Russell Core Bond Fund                                  2003           4,342             4,171          171
                                                        2002           6,780             6,686           94

Russell Real Estate Securities Fund                     2003           1,203             1,067          136
                                                        2002             963               918           45

AIM Premier Equity Fund                                 2003          11,037            18,833       (7,796)
                                                        2002             998             1,563         (565)

AIM Premier Equity Fund B                               2003           2,888             2,693          195
                                                        2002               -                 -            -

AIM Capital Appreciation Fund                           2003          14,100            25,515      (11,415)
                                                        2002           1,639             2,797       (1,158)

                                                                    (Continued)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

                                                                           Realized Gain (Loss)
                                                              ---------------------------------------------
                                                                   Aggregate      Aggregate Cost
                                                      Year or Proceeds from Sales of Fund Shares  Realized
                                                      Period    of Fund Shares       Redeemed    Gain (Loss)
                                                      ------- ------------------- -------------- -----------

AIM Capital Appreciation Fund B                        2003         $    95          $   100       $    (5)
                                                       2002               -                -             -

AIM International Growth Fund                          2003             444              663          (219)
                                                       2002           4,174            6,510        (2,336)

AIM International Growth Fund B                        2003              91              101           (10)
                                                       2002               -                -             -

Alliance Premier Growth Portfolio                      2003           1,210            2,056          (846)
                                                       2002           2,266            4,329        (2,063)

Alliance Premier Growth Portfolio B                    2003          55,664           53,705         1,959
                                                       2002           3,470            3,844          (374)

Alliance Bernstein Real Estate Investment Portfolio    2003           2,760            2,517           243
                                                       2002             956              901            55

Alliance Bernstein Real Estate Investment Portfolio B  2003          22,771           21,916           855
                                                       2002           1,286            1,246            40

Alliance Bernstein Small Cap Portfolio B               2003             128              103            25
                                                       2002               -                -             -

Alliance Bernstein Value Portfolio B                   2003             100              101            (1)
                                                       2002               -                -             -

Liberty Newport Tiger Fund, Variable Series            2003              90              102           (12)
                                                       2002               -                -             -

Goldman Sachs Growth & Income Fund                     2003              93              102            (9)
                                                       2002               -                -             -

Goldman Sachs International Equity Fund                2003              80              102           (22)
                                                       2002               -                -             -

Goldman Sachs Global Income Fund                       2003               -                -             -
                                                       2002              93              104           (11)

Goldman Sachs Internet Tollkeeper Fund                 2003               -                -             -
                                                       2002             137              175           (38)

Scudder II Small Cap Growth Portfolio                  2003              71              100           (29)
                                                       2002               -                -             -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                 Realized Gain (Loss)
                                                    ---------------------------------------------
                                                         Aggregate      Aggregate Cost
                                            Year or Proceeds from Sales of Fund Shares  Realized
                                            Period    of Fund Shares       Redeemed    Gain (Loss)
                                            ------- ------------------- -------------- -----------

Scudder II Dreman Small Cap Value Portfolio  2003         $   949          $   759       $   190
                                             2002             781              634           147

Scudder II Government Securities Portfolio   2003             112              109             3
                                             2002               -                -             -

MFS Research Series                          2003           1,209            2,222        (1,013)
                                             2002             954            1,669          (715)

MFS Research Series B                        2003          11,035            9,430         1,605
                                             2002           1,395            1,516          (121)

MFS Emerging Growth Series                   2003             283              526          (243)
                                             2002             311              625          (314)

MFS Emerging Growth Series B                 2003             173              163            10
                                             2002               -                -             -

MFS High Income Series                       2003             497              525           (28)
                                             2002           1,306            1,522          (216)

MFS High Income Series B                     2003          43,937           43,568           369
                                             2002               -                -             -

MFS Strategic Income Series B                2003           1,278            1,286            (8)
                                             2002               -                -             -

MFS Investors Trust Series                   2003             240              273           (33)
                                             2002           1,650            2,570          (920)

MFS Investors Trust Series B                 2003              78              101           (23)
                                             2002               -                -             -

MFS New Discovery Series B                   2003          25,476           24,247         1,229
                                             2002             865            1,162          (297)

MetLife Davis Venture Value E                2003          67,394           64,416         2,978
                                             2002             159              173           (14)

MetLife Harris Oakmark Focused Value B       2003          58,119           57,628           491
                                             2002             524              514            10

MetLife Jennison Growth B                    2003          21,105           19,769         1,336
                                             2002               -                -             -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                 Realized Gain (Loss)
                                                    ---------------------------------------------
                                                         Aggregate      Aggregate Cost
                                            Year or Proceeds from Sales of Fund Shares  Realized
                                            Period    of Fund Shares       Redeemed    Gain (Loss)
                                            ------- ------------------- -------------- -----------

MetLife MFS Investors Trust Series B         2003        $ 44,185          $ 42,852      $ 1,333
                                             2002               -                 -            -

MetLife MFS Total Return Series B            2003             319               305           14
                                             2002               -                 -            -

MetLife Capital Guardian US Equity Series B  2003           1,053             1,002           51
                                             2002             222               254          (32)

MetLife Met/Putnam Voyager Portfolio B       2003             218               200           18
                                             2002               -                 -            -

MetLife MFS Research Series B                2003             109               100            9
                                             2002               -                 -            -

MetLife Putnam International Stock B         2003          55,946            54,032        1,914
                                             2002               -                 -            -

MetLife SSR Money Market Portfolio           2003           1,615             1,615            -
                                             2002               -                 -            -

MetLife Stock Index Portfolio B              2003         124,700           123,110        1,590
                                             2002             157               185          (28)

Oppenheimer Bond Fund                        2003           1,944             1,941            3
                                             2002           3,345             3,401          (56)

Putnam Growth & Income Fund                  2003           4,116             5,469       (1,353)
                                             2002           3,013             4,242       (1,229)

Putnam Growth & Income Fund B                2003             310               301            9
                                             2002               -                 -            -

Putnam New Value Fund B                      2003              94               105          (11)
                                             2002               -                 -            -

Putnam Vista Fund                            2003           3,967             7,689       (3,722)
                                             2002           3,834             8,406       (4,572)

Putnam Vista Fund B                          2003              70               100          (30)
                                             2002               -                 -            -

Putnam International Growth Fund             2003             882             1,238         (356)
                                             2002           1,970             3,271       (1,301)

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                    Realized Gain (Loss)
                                                       ---------------------------------------------
                                                            Aggregate      Aggregate Cost
                                               Year or Proceeds from Sales of Fund Shares  Realized
                                               Period    of Fund Shares       Redeemed    Gain (Loss)
                                               ------- ------------------- -------------- -----------

Putnam International Equity Fund B              2003         $ 8,236          $ 7,220       $ 1,016
                                                2002           1,623            1,833          (210)

Putnam International New Opportunities Fund B   2003              83              101           (18)
                                                2002               -                -             -

Putnam Equity Income B                          2003           1,350            1,300            50
                                                2002               -                -             -

Templeton Global Income Securities Fund B       2003             138              115            23
                                                2002               1                1             -

Templeton Franklin Small Cap Fund B             2003             681              741           (60)
                                                2002             182              180             2

Templeton Growth Securities Fund B              2003              93              123           (30)
                                                2002               1                1             -

Templeton Foreign Securities Fund               2003           1,045            1,452          (407)
                                                2002           1,299            2,044          (745)

Templeton Foreign Securities Fund B             2003           2,798            2,645           153
                                                2002           1,113            1,310          (197)

Templeton Developing Markets Securities Fund    2003           1,100              932           168
                                                2002             585              661           (76)

Templeton Developing Markets Securities Fund B  2003           4,458            3,998           460
                                                2002           2,462            2,626          (164)

Templeton Mutual Shares Securities Fund B       2003          12,541           11,371         1,170
                                                2002           6,685            7,396          (711)

Templeton Large Cap Growth Securities Fund B    2003          11,265           13,552        (2,287)
                                                2002             552              636           (84)

Fidelity Growth Portfolio B                     2003             391              372            19
                                                2002           6,223            6,745          (522)

Fidelity Equity-Income Portfolio B              2003              91              105           (14)
                                                2002               -                -             -

Fidelity High Income Portfolio B                2003             107              117           (10)
                                                2002               -                -             -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


                                                                Realized Gain (Loss)
                                                   ---------------------------------------------
                                                        Aggregate      Aggregate Cost
                                           Year or Proceeds from Sales of Fund Shares  Realized
                                           Period    of Fund Shares       Redeemed    Gain (Loss)
                                           ------- ------------------- -------------- -----------

American Century Income & Growth Fund       2003         $  487            $  489       $   (2)
                                            2002          4,454             5,082         (628)

American Century International Fund         2003             72               101          (29)
                                            2002              -                 -            -

American Century Value Fund                 2003            238               261          (23)
                                            2002          2,920             3,401         (481)

Dreyfus Stock Index Fund B                  2003             81               102          (21)
                                            2002              -                 -            -

Dreyfus Disciplined Stock Portfolio B       2003             78               101          (23)
                                            2002              -                 -            -

Dreyfus Capital Appreciation Portfolio B    2003            517               524           (7)
                                            2002          2,066             2,415         (349)

INVESCO Dynamics Fund                       2003          6,764             6,135          629
                                            2002          2,686             3,316         (630)

INVESCO High Yield Fund                     2003             94               118          (24)
                                            2002              -                 -            -

PIMCO High Yield Portfolio                  2003          9,917             8,554        1,363
                                            2002          1,279             1,262           17

PIMCO Low Duration Portfolio                2003          2,535             2,530            5
                                            2002              -                 -            -

PIMCO StocksPLUS Growth & Income Portfolio  2003            144               130           14
                                            2002          4,147             4,410         (263)

PIMCO Total Return Portfolio                2003            117               113            4
                                            2002              -                 -            -

Scudder I International Portfolio B         2003            128               144          (16)
                                            2002          2,739             3,249         (510)

                                                                    (Continued)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

                                                                     Unrealized Appreciation (Depreciation)
                                                                 ---------------------------------------------
                                                                  Appreciation     Appreciation
                                                         Year or (Depreciation)   (Depreciation)
                                                         Period  End of Period  Beginning of Period   Change
                                                         ------- -------------- ------------------- ----------

Met Investors Lord Abbett Growth & Income Portfolio       2003     $   82,829        $(127,530)     $  210,359
                                                          2002       (127,530)          46,359        (173,889)

Met Investors Lord Abbett Growth & Income Portfolio B     2003      1,191,756          (25,960)      1,217,716
                                                          2002        (25,960)             310         (26,270)

Met Investors Lord Abbett Bond Debenture Portfolio        2003          1,274          (23,183)         24,457
                                                          2002        (23,183)         (13,592)         (9,591)

Met Investors Lord Abbett Bond Debenture Portfolio B      2003        540,459             (425)        540,884
                                                          2002           (425)             314            (739)

Met Investors Lord Abbett Developing Growth Portfolio     2003              -          (34,448)         34,448
                                                          2002        (34,448)          (6,069)        (28,379)

Met Investors Lord Abbett Developing Growth Portfolio B   2003              -              (52)             52
                                                          2002            (52)             128            (180)

Met Investors Lord Abbett Growth Opportunity Portfolio    2003         24,355              (30)         24,385
                                                          2002            (30)              (8)            (22)

Met Investors Lord Abbett Growth Opportunity Portfolio B  2003          6,025           (2,505)          8,530
                                                          2002         (2,505)              76          (2,581)

Met Investors Lord Abbett Mid-Cap Value Portfolio         2003         59,194           11,668          47,526
                                                          2002         11,668           46,934         (35,266)

Met Investors Lord Abbett Mid-Cap Value Portfolio B       2003         48,230          (27,408)         75,638
                                                          2002        (27,408)             665         (28,073)

Met Investors Lord Abbett America's Value Portfolio B     2003          3,600                -           3,600
                                                          2002              -                -               -

Met Investors JP Morgan Enhanced Index Portfolio          2003              -         (105,950)        105,950
                                                          2002       (105,950)         (50,022)        (55,928)

Met Investors JP Morgan Enhanced Index Portfolio B        2003              -             (647)            647
                                                          2002           (647)             (10)           (637)

Met Investors JP Morgan International Equity Portfolio    2003              -          (72,603)         72,603
                                                          2002        (72,603)         (55,528)        (17,075)

Met Investors JP Morgan International Equity Portfolio B  2003              -             (356)            356
                                                          2002           (356)             (27)           (329)

Met Investors JP Morgan Quality Bond Portfolio            2003          4,536            6,120          (1,584)
                                                          2002          6,120            4,162           1,958

                                                                    (Continued)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

                                                                      Unrealized Appreciation (Depreciation)
                                                                   -------------------------------------------
                                                                    Appreciation     Appreciation
                                                           Year or (Depreciation)   (Depreciation)
                                                           Period  End of Period  Beginning of Period  Change
                                                           ------- -------------- ------------------- --------

Met Investors JP Morgan Quality Bond Portfolio B            2003      $(12,771)        $    408       $(13,179)
                                                            2002           408             (150)           558

Met Investors JP Morgan Select Equity Portfolio             2003       (18,145)         (50,438)        32,293
                                                            2002       (50,438)         (19,499)       (30,939)

Met Investors JP Morgan Select Equity Portfolio B           2003         3,342           (5,396)         8,738
                                                            2002        (5,396)              17         (5,413)

Met Investors JP Morgan Small Cap Stock Portfolio           2003       (12,484)         (35,959)        23,475
                                                            2002       (35,959)         (16,693)       (19,266)

Met Investors Met/Putnam Capital Opportunities Portfolio B  2003         1,765             (516)         2,281
                                                            2002          (516)             (17)          (499)

Met Investors Met/Putnam Research Portfolio B               2003        83,740                1         83,739
                                                            2002             1              (12)            13

Met Investors Oppenheimer Capital Appreciation Portfolio B  2003       694,592           (3,292)       697,884
                                                            2002        (3,292)             (74)        (3,218)

Met Investors PIMCO Inflation Protected Bond Portfolio B    2003       (11,526)               -        (11,526)
                                                            2002             -                -              -

Met Investors PIMCO Money Market Portfolio B                2003             -                -              -
                                                            2002             -                -              -

Met Investors Janus Aggressive Growth Portfolio B           2003       317,303             (188)       317,491
                                                            2002          (188)             (17)          (171)

Met Investors PIMCO Total Return Bond Portfolio B           2003       (15,842)           8,600        (24,442)
                                                            2002         8,600              (84)         8,684

Met Investors PIMCO Innovation Portfolio B                  2003        32,860              (78)        32,938
                                                            2002           (78)             (25)           (53)

Met Investors T Rowe Price Mid Cap Growth Portfolio B       2003       430,737           (1,266)       432,003
                                                            2002        (1,266)              (1)        (1,265)

                                                                    (Continued)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                  Unrealized Appreciation (Depreciation)
                                                       -       -------------------------------------------
                                                                Appreciation     Appreciation
                                                       Year or (Depreciation)   (Depreciation)
                                                       Period  End of Period  Beginning of Period  Change
                                                       ------- -------------- ------------------- --------

Met Investors MFS Research International Portfolio      2003      $ 32,321         $      -       $ 32,321
                                                        2002             -                -              -

Met Investors MFS Research International Portfolio B    2003       295,183           (1,999)       297,182
                                                        2002        (1,999)              28         (2,027)

Met Investors AIM Small Cap Growth Portfolio B          2003       203,068             (964)       204,032
                                                        2002          (964)              49         (1,013)

Met Investors AIM Mid Cap Core Equity Portfolio B       2003       174,245             (683)       174,928
                                                        2002          (683)               6           (689)

Met Investors Harris Oakmark International Portfolio B  2003       568,138               (1)       568,139
                                                        2002            (1)               9            (10)

Met Investors Third Avenue Small Cap Value Portfolio B  2003       529,749             (884)       530,633
                                                        2002          (884)               -           (884)

GACC Money Market Fund                                  2003             -             (666)           666
                                                        2002          (666)               9           (675)

Russell Multi-Style Equity Fund                         2003        (1,476)         (51,274)        49,798
                                                        2002       (51,274)          (6,416)       (44,858)

Russell Aggressive Equity Fund                          2003         5,693           (4,511)        10,204
                                                        2002        (4,511)              18         (4,529)

Russell Non-U.S. Fund                                   2003         3,979          (18,843)        22,822
                                                        2002       (18,843)          (4,564)       (14,279)

Russell Core Bond Fund                                  2003         5,266            4,319            947
                                                        2002         4,319             (849)         5,168

Russell Real Estate Securities Fund                     2003        10,267             (548)        10,815
                                                        2002          (548)             192           (740)

AIM Premier Equity Fund                                 2003       (15,715)         (33,164)        17,449
                                                        2002       (33,164)         (15,707)       (17,457)

AIM Premier Equity Fund B                               2003           519              (27)           546
                                                        2002           (27)               -            (27)

AIM Capital Appreciation Fund                           2003       (23,874)         (51,194)        27,320
                                                        2002       (51,194)         (34,028)       (17,166)

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

                                                                 Unrealized Appreciation (Depreciation)
                                                      -       -------------------------------------------
                                                               Appreciation     Appreciation
                                                      Year or (Depreciation)   (Depreciation)
                                                      Period  End of Period  Beginning of Period  Change
                                                      ------- -------------- ------------------- --------

AIM Capital Appreciation Fund B                        2003      $      -         $    (20)      $     20
                                                       2002           (20)               -            (20)

AIM International Growth Fund                          2003        (8,850)         (16,456)         7,606
                                                       2002       (16,456)         (14,625)        (1,831)

AIM International Growth Fund B                        2003             -              (19)            19
                                                       2002           (19)               -            (19)

Alliance Premier Growth Portfolio                      2003       (55,747)         (77,468)        21,721
                                                       2002       (77,468)         (45,678)       (31,790)

Alliance Premier Growth Portfolio B                    2003        25,318           (1,950)        27,268
                                                       2002        (1,950)              30         (1,980)

Alliance Bernstein Real Estate Investment Portfolio    2003        11,769            2,165          9,604
                                                       2002         2,165            2,220            (55)

Alliance Bernstein Real Estate Investment Portfolio B  2003        23,930              (15)        23,945
                                                       2002           (15)              45            (60)

Alliance Bernstein Small Cap Portfolio B               2003             -                5             (5)
                                                       2002             5               12             (7)

Alliance Bernstein Value Portfolio B                   2003             -              (12)            12
                                                       2002           (12)               1            (13)

Liberty Newport Tiger Fund, Variable Series            2003             -              (28)            28
                                                       2002           (28)             (14)           (14)

Goldman Sachs Growth & Income Fund                     2003             -              (17)            17
                                                       2002           (17)              (4)           (13)

Goldman Sachs International Equity Fund                2003             -              (32)            32
                                                       2002           (32)             (17)           (15)

Goldman Sachs Global Income Fund                       2003             -                -              -
                                                       2002             -               (1)             1

Goldman Sachs Internet Tollkeeper Fund                 2003             -                -              -
                                                       2002             -              (24)            24

Scudder II Small Cap Growth Portfolio                  2003             -              (44)            44
                                                       2002           (44)             (15)           (29)

                                                                    (Continued)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

                                                       Unrealized Appreciation (Depreciation)
                                            -       -------------------------------------------
                                                     Appreciation     Appreciation
                                            Year or (Depreciation)   (Depreciation)
                                            Period  End of Period  Beginning of Period  Change
                                            ------- -------------- ------------------- --------

Scudder II Dreman Small Cap Value Portfolio  2003      $ 23,925         $  4,773       $ 19,152
                                             2002         4,773           11,564         (6,791)

Scudder II Government Securities Portfolio   2003             -                9             (9)
                                             2002             9                5              4

MFS Research Series                          2003       (37,493)         (52,858)        15,365
                                             2002       (52,858)         (35,539)       (17,319)

MFS Research Series B                        2003            35             (154)           189
                                             2002          (154)             (15)          (139)

MFS Emerging Growth Series                   2003       (19,386)         (26,076)         6,690
                                             2002       (26,076)         (17,291)        (8,785)

MFS Emerging Growth Series B                 2003           970              (46)         1,016
                                             2002           (46)             (18)           (28)

MFS High Income Series                       2003           492             (602)         1,094
                                             2002          (602)            (516)           (86)

MFS High Income Series B                     2003        21,816               51         21,765
                                             2002            51               (2)            53

MFS Strategic Income Series B                2003         2,101               68          2,033
                                             2002            68                4             64

MFS Investors Trust Series                   2003            66           (1,884)         1,950
                                             2002        (1,884)          (1,055)          (829)

MFS Investors Trust Series B                 2003             -              (30)            30
                                             2002           (30)             (11)           (19)

MFS New Discovery Series B                   2003        22,036           (2,731)        24,767
                                             2002        (2,731)             131         (2,862)

MetLife Davis Venture Value E                2003       842,639           (1,404)       844,043
                                             2002        (1,404)              50         (1,454)

MetLife Harris Oakmark Focused Value B       2003       688,039           (1,649)       689,688
                                             2002        (1,649)             135         (1,784)

MetLife Jennison Growth B                    2003       307,615             (449)       308,064
                                             2002          (449)               -           (449)

                                                                    (Continued)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

                                                       Unrealized Appreciation (Depreciation)
                                                    -------------------------------------------
                                                     Appreciation     Appreciation
                                            Year or (Depreciation)   (Depreciation)
                                            Period  End of Period  Beginning of Period  Change
                                            ------- -------------- ------------------- --------

MetLife MFS Investors Trust Series B         2003     $  34,490         $    (230)     $ 34,720
                                             2002          (230)                -          (230)

MetLife MFS Total Return Series B            2003         1,618               143         1,475
                                             2002           143                 -           143

MetLife Capital Guardian US Equity Series B  2003        13,509            (4,407)       17,916
                                             2002        (4,407)                -        (4,407)

MetLife Met/Putnam Voyager Portfolio B       2003             -                 -             -
                                             2002             -                 -             -

MetLife MFS Research Series B                2003             -                 -             -
                                             2002             -                 -             -

MetLife Putnam International Stock B         2003        47,118                 -        47,118
                                             2002             -                 -             -

MetLife SSR Money Market Portfolio           2003             -                 -             -
                                             2002             -                 -             -

MetLife Stock Index Portfolio B              2003       207,747            (1,901)      209,648
                                             2002        (1,901)              (27)       (1,874)

Oppenheimer Bond Fund                        2003           643               318           325
                                             2002           318              (127)          445

Putnam Growth & Income Fund                  2003           936           (16,115)       17,051
                                             2002       (16,115)           (2,823)      (13,292)

Putnam Growth & Income Fund B                2003         2,917               (27)        2,944
                                             2002           (27)               (7)          (20)

Putnam New Value Fund B                      2003             -               (21)           21
                                             2002           (21)               (3)          (18)

Putnam Vista Fund                            2003      (233,221)         (320,710)       87,489
                                             2002      (320,710)         (232,831)      (87,879)

Putnam Vista Fund B                          2003             -               (43)           43
                                             2002           (43)              (18)          (25)

Putnam International Growth Fund             2003       (12,029)          (27,874)       15,845
                                             2002       (27,874)          (18,957)       (8,917)

                                                                    (Continued)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

                                                         Unrealized Appreciation (Depreciation)
                                                       ------------------------------------------
                                                        Appreciation     Appreciation
                                               Year or (Depreciation)   (Depreciation)
                                               Period  End of Period  Beginning of Period  Change
                                               ------- -------------- ------------------- -------

Putnam International Equity Fund B              2003      $  2,908         $ (1,380)      $ 4,288
                                                2002        (1,380)              65        (1,445)

Putnam International New Opportunities Fund B   2003             -              (28)           28
                                                2002           (28)             (15)          (13)

Putnam Equity Income B                          2003         5,849                -         5,849
                                                2002             -                -             -

Templeton Global Income Securities Fund B       2003             -               23           (23)
                                                2002            23                2            21

Templeton Franklin Small Cap Fund B             2003         4,647           (1,445)        6,092
                                                2002        (1,445)              35        (1,480)

Templeton Growth Securities Fund B              2003             -              (43)           43
                                                2002           (43)             (20)          (23)

Templeton Foreign Securities Fund               2003       (13,998)         (28,704)       14,706
                                                2002       (28,704)         (19,527)       (9,177)

Templeton Foreign Securities Fund B             2003         4,755             (859)        5,614
                                                2002          (859)            (238)         (621)

Templeton Developing Markets Securities Fund    2003        12,374           (3,649)       16,023
                                                2002        (3,649)          (3,155)         (494)

Templeton Developing Markets Securities Fund B  2003         6,095             (317)        6,412
                                                2002          (317)              (6)         (311)

Templeton Mutual Shares Securities Fund B       2003         2,690           (1,211)        3,901
                                                2002        (1,211)              (9)       (1,202)

Templeton Large Cap Growth Securities Fund B    2003         1,479           (4,192)        5,671
                                                2002        (4,192)              32        (4,224)

Fidelity Growth Portfolio B                     2003         5,719             (252)        5,971
                                                2002          (252)              45          (297)

Fidelity Equity-Income Portfolio B              2003             -              (24)           24
                                                2002           (24)              (5)          (19)

Fidelity High Income Portfolio B                2003             -              (16)           16
                                                2002           (16)             (10)           (6)

                                                                    (Continued)

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                     Unrealized Appreciation (Depreciation)
                                                   ------------------------------------------
                                                    Appreciation     Appreciation
                                           Year or (Depreciation)   (Depreciation)
                                           Period  End of Period  Beginning of Period  Change
                                           ------- -------------- ------------------- -------

American Century Income & Growth Fund       2003      $ 4,225           $(1,507)      $ 5,732
                                            2002       (1,507)               (7)       (1,500)

American Century International Fund         2003            -               (35)           35
                                            2002          (35)              (18)          (17)

American Century Value Fund                 2003          683              (953)        1,636
                                            2002         (953)                9          (962)

Dreyfus Stock Index Fund B                  2003            -               (31)           31
                                            2002          (31)              (10)          (21)

Dreyfus Disciplined Stock Portfolio B       2003            -               (31)           31
                                            2002          (31)              (10)          (21)

Dreyfus Capital Appreciation Portfolio B    2003        2,138            (2,241)        4,379
                                            2002       (2,241)                -        (2,241)

INVESCO Dynamics Fund                       2003        1,507            (1,936)        3,443
                                            2002       (1,936)              (15)       (1,921)

INVESCO High Yield Fund                     2003            -               (35)           35
                                            2002          (35)              (25)          (10)

PIMCO High Yield Portfolio                  2003           99               327          (228)
                                            2002          327                (4)          331

PIMCO Low Duration Portfolio                2003           21                 6            15
                                            2002            6                 -             6

PIMCO StocksPLUS Growth & Income Portfolio  2003          842              (131)          973
                                            2002         (131)              (19)         (112)

PIMCO Total Return Portfolio                2003            -                 4            (4)
                                            2002            4                 1             3

Scudder I International Portfolio B         2003          576              (884)        1,460
                                            2002         (884)              (23)         (861)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                      As of December 31, 2003
                                                              ----------------------------------------
                                                                               Unit
                                                                            Fair Value*     Net Assets
                                                                Units   (lowest to highest)   (000s)
                                                              --------- ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio            19,585       $43.37         $   849
  Met Investors Lord Abbett Growth & Income Portfolio B         303,764  42.45  to  43.71     13,026
  Met Investors Lord Abbett Bond Debenture Portfolio              8,955       16.21              145
  Met Investors Lord Abbett Bond Debenture Portfolio B          871,220  15.87  to  16.34     13,968
  Met Investors Lord Abbett Growth Opportunity Portfolio         11,770        8.87              104
  Met Investors Lord Abbett Growth Opportunity Portfolio B        7,046  8.80  to   8.93          62
  Met Investors Lord Abbett Mid-Cap Value Portfolio              13,110       19.45              255
  Met Investors Lord Abbett Mid-Cap Value Portfolio B            26,931  19.32  to  19.60        520
(a) Met Investors Lord Abbett America's Value Portfolio B         2,863  11.99  to  12.04         34
  Met Investors JP Morgan Quality Bond Portfolio                  4,783       14.78               71
  Met Investors JP Morgan Quality Bond Portfolio B               31,834  14.68  to  14.90        467
  Met Investors JP Morgan Select Equity Portfolio                 6,768       15.21              103
  Met Investors JP Morgan Select Equity Portfolio B               2,346  15.10  to  15.32         35
  Met Investors JP Morgan Small Cap Stock Portfolio               6,864       14.12               97
  Met Investors Met/Putnam Capital Opportunities Portfolio B      1,040  14.02  to  14.22         15
  Met Investors Met/Putnam Research Portfolio B                 138,447   7.61  to  7.73       1,065
  Met Investors Oppenheimer Capital Appreciation Portfolio B  1,121,330   7.85  to  7.97       8,888
(a) Met Investors PIMCO Inflation Protected Bond Portfolio B    746,872  10.40  to  10.44      7,779
  Met Investors PIMCO Money Market Portfolio B                  288,448  9.88  to  10.17       2,880
  Met Investors Janus Aggressive Growth Portfolio B             633,131   6.61  to  6.72       4,228
  Met Investors PIMCO Total Return Bond Portfolio B             824,985  11.51  to  11.69      9,597
  Met Investors PIMCO Innovation Portfolio B                     89,638   4.53  to  4.60         411
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         820,251   6.03  to  6.18       5,001
(c) Met Investors MFS Research International Portfolio            9,475       13.28              126
  Met Investors MFS Research International Portfolio B          240,574   9.35  to  9.58       2,273
  Met Investors AIM Small Cap Growth Portfolio B                260,023  11.46  to  11.61      3,005

                                                                     For the Year ended December 31, 2003
                                                              ---------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio***           Return****
                                                               Ratio**   (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- --------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio           0.98%          1.40%                29.24%
  Met Investors Lord Abbett Growth & Income Portfolio B         0.08%     0.85%  to  1.95%    24.23%  to  29.63%
  Met Investors Lord Abbett Bond Debenture Portfolio            1.67%          1.40%                17.86%
  Met Investors Lord Abbett Bond Debenture Portfolio B          4.34%     0.85%  to  1.95%    9.17%  to  18.15%
  Met Investors Lord Abbett Growth Opportunity Portfolio        0.00%          1.40%                34.54%
  Met Investors Lord Abbett Growth Opportunity Portfolio B      0.00%     0.85%  to  1.40%    33.82%  to  34.56%
  Met Investors Lord Abbett Mid-Cap Value Portfolio             0.70%          1.40%                24.41%
  Met Investors Lord Abbett Mid-Cap Value Portfolio B           0.88%     0.85%  to  1.40%    24.13%  to  24.81%
(a) Met Investors Lord Abbett America's Value Portfolio B       4.15%     0.85%  to  1.40%    19.93%  to  20.37%
  Met Investors JP Morgan Quality Bond Portfolio                3.75%          1.40%                2.55%
  Met Investors JP Morgan Quality Bond Portfolio B              7.64%     0.85%  to  1.40%     2.32%  to  2.88%
  Met Investors JP Morgan Select Equity Portfolio               0.61%          1.40%                31.64%
  Met Investors JP Morgan Select Equity Portfolio B             0.54%     0.85%  to  1.40%    31.35%  to  32.07%
  Met Investors JP Morgan Small Cap Stock Portfolio             0.00%          1.40%                26.94%
  Met Investors Met/Putnam Capital Opportunities Portfolio B    0.00%     0.85%  to  1.40%    26.50%  to  27.19%
  Met Investors Met/Putnam Research Portfolio B                 0.00%     1.30%  to  1.95%    18.85%  to  22.61%
  Met Investors Oppenheimer Capital Appreciation Portfolio B    0.00%     1.30%  to  1.95%    20.33%  to  26.74%
(a) Met Investors PIMCO Inflation Protected Bond Portfolio B    0.89%     1.30%  to  1.95%     3.98%  to  4.43%
  Met Investors PIMCO Money Market Portfolio B                  0.22%     0.85%  to  1.95%   (1.41%)  to  (0.42%)
  Met Investors Janus Aggressive Growth Portfolio B             0.00%     1.30%  to  1.95%    21.47%  to  29.08%
  Met Investors PIMCO Total Return Bond Portfolio B             2.53%     1.30%  to  1.95%     0.20%  to  2.86%
  Met Investors PIMCO Innovation Portfolio B                    0.00%     1.30%  to  1.95%    38.66%  to  55.38%
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%     0.85%  to  1.95%    28.24%  to  35.48%
(c) Met Investors MFS Research International Portfolio          0.82%          1.40%                32.80%
  Met Investors MFS Research International Portfolio B          0.95%     0.85%  to  1.95%    28.93%  to  30.93%
  Met Investors AIM Small Cap Growth Portfolio B                0.00%     1.30%  to  1.95%    32.76%  to  36.94%

     (a) For the period from May 1, 2003 to December 31, 2003.

     (c) For the period from April 25, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2003
                                                          --------------------------------------
                                                                         Unit
                                                                      Fair Value*     Net Assets
                                                           Units  (lowest to highest)   (000s)
                                                          ------- ------------------- ----------
Accumulation units, continued:
  Met Investors AIM Mid Cap Core Equity Portfolio B       255,524 $11.88  to  $12.03    3,061
  Met Investors Harris Oakmark International Portfolio B  471,572  11.61  to  11.76     5,521
  Met Investors Third Avenue Small Cap Value Portfolio B  491,524  11.38  to  11.49     5,625
  Russell Multi-Style Equity Fund                          22,537        7.33             165
  Russell Aggressive Equity Fund                            3,061       10.50              32
  Russell Non-US Fund                                       4,500        7.92              36
  Russell Core Bond Fund                                   21,059       12.84             270
  Russell Real Estate Securities Fund                       2,766       17.18              48
  AIM Premier Equity Fund                                   8,505        5.87              50
  AIM Premier Equity Fund B                                 1,020   5.84  to  6.14          6
  AIM Capital Appreciation Fund                            11,500        6.01              69
  AIM Capital Appreciation Fund B                               -        5.99               -
  AIM International Growth Fund                             5,404        6.35              34
  AIM International Growth Fund B                               -        6.31               -
  Alliance Premier Growth Portfolio                        19,952        5.38             107
  Alliance Premier Growth Portfolio B                      33,878       10.59             359
  Alliance Bernstein Real Estate Investment Portfolio       2,209       17.13              38
  Alliance Bernstein Real Estate Investment Portfolio B    12,812       14.10             181
  Alliance Bernstein Small Cap Portfolio B                      -       14.23               -
  Alliance Bernstein Value Portfolio B                          -       10.85               -
  Liberty Newport Tiger Fund, Variable Series                   -       12.04               -
  Goldman Sachs Growth and Income Fund                          -        9.28               -
  Goldman Sachs International Equity Fund                       -       10.48               -
  Scudder II Small Cap Growth Portfolio                         -        8.24               -
  Scudder II Dreman Small Cap Value Portfolio               4,721       14.80              70
  Scudder II Government Securities Portfolio                    -       13.15               -
  MFS Research Series                                      11,610        6.35              74
  MFS Research Series B                                     1,169        9.87              12
  MFS Emerging Growth Series                                6,323        4.42              28
  MFS Emerging Growth Series B                              1,095       10.00              11
  MFS High Income Series                                      888       11.00              10
  MFS High Income Series B                                 29,253       11.17             327
  MFS Strategic Income Series B                             4,701       12.67              60
  MFS Investors Trust Series                                1,473        7.72              11

                                                                 For the Year ended December 31, 2003
                                                          --------------------------------------------------
                                                          Investment       Expense              Total
                                                            Income        Ratio***           Return****
                                                           Ratio**   (lowest to highest) (lowest to highest)
                                                          ---------- ------------------- -------------------
Accumulation units, continued:
  Met Investors AIM Mid Cap Core Equity Portfolio B         0.00%     1.30%  to  1.95%   23.16%  to  24.42%
  Met Investors Harris Oakmark International Portfolio B    2.23%     1.30%  to  1.95%   32.50%  to  34.41%
  Met Investors Third Avenue Small Cap Value Portfolio B    0.67%     1.30%  to  1.95%   35.03%  to  39.46%
  Russell Multi-Style Equity Fund                           0.75%          1.40%               27.07%
  Russell Aggressive Equity Fund                            0.10%          1.40%               43.58%
  Russell Non-US Fund                                       1.93%          1.40%               36.86%
  Russell Core Bond Fund                                    4.68%          1.40%               4.68%
  Russell Real Estate Securities Fund                       5.28%          1.40%               35.30%
  AIM Premier Equity Fund                                   0.30%          1.40%               23.34%
  AIM Premier Equity Fund B                                 0.71%     0.85%  to  1.40%   23.10%  to  23.77%
  AIM Capital Appreciation Fund                             0.00%          1.40%               27.72%
  AIM Capital Appreciation Fund B                           0.00%          1.40%               27.39%
  AIM International Growth Fund                             0.59%          1.40%               27.27%
  AIM International Growth Fund B                           0.00%          1.40%               26.81%
  Alliance Premier Growth Portfolio                         0.00%          1.40%               21.95%
  Alliance Premier Growth Portfolio B                       0.00%          1.40%               21.65%
  Alliance Bernstein Real Estate Investment Portfolio       2.64%          1.40%               37.36%
  Alliance Bernstein Real Estate Investment Portfolio B     0.72%          1.40%               37.09%
  Alliance Bernstein Small Cap Portfolio B                  2.08%          1.40%               38.94%
  Alliance Bernstein Value Portfolio B                      1.36%          1.40%               26.68%
  Liberty Newport Tiger Fund, Variable Series               0.00%          1.40%               42.78%
  Goldman Sachs Growth and Income Fund                      0.00%          1.40%               22.63%
  Goldman Sachs International Equity Fund                   0.00%          1.40%               33.61%
  Scudder II Small Cap Growth Portfolio                     0.00%          1.40%               31.10%
  Scudder II Dreman Small Cap Value Portfolio               1.10%          1.40%               40.06%
  Scudder II Government Securities Portfolio                4.56%          1.40%               0.84%
  MFS Research Series                                       0.67%          1.40%               22.97%
  MFS Research Series B                                     0.41%          1.40%               22.64%
  MFS Emerging Growth Series                                0.00%          1.40%               28.42%
  MFS Emerging Growth Series B                              0.00%          1.40%               28.13%
  MFS High Income Series                                    4.08%          1.40%               16.32%
  MFS High Income Series B                                  0.23%          1.40%               16.06%
  MFS Strategic Income Series B                             1.21%          1.40%               8.57%
  MFS Investors Trust Series                                0.66%          1.40%               20.45%

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

   FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FINANCIAL HIGHLIGHTS

                                                                As of December 31, 2003
                                                         --------------------------------------
                                                                        Unit
                                                                     Fair Value*     Net Assets
                                                          Units  (lowest to highest)   (000s)
                                                         ------- ------------------- ----------
Accumulation units, continued:
  MFS Investors Trust Series B                                 -       $9.66           $    -
  MFS New Discovery Series B                              30,852        7.12              220
  MetLife Davis Venture Value E                          810,329  10.62  to  10.87      8,695
  MetLife Harris Oakmark Focused Value B                 515,650  13.78  to  13.99      7,175
  MetLife Jennison Growth B                              456,910   9.67  to  9.76       4,442
  MetLife MFS Investors Trust Series B                    40,205   9.93  to  10.02        399
  MetLife MFS Total Return Series B                        1,733  10.50  to  10.60         18
  MetLife Capital Guardian US Equity Series B              7,740  10.59  to  10.69         82
(a) MetLife Met/Putnam Voyager Portfolio B                     -  11.73  to  11.78          -
(a) MetLife MFS Research Series B                              -       11.83                -
(a) MetLife Putnam International Stock B                  27,936  12.62  to  12.67        353
(c) MetLife SSR Money Market Portfolio                    17,035        9.96              170
  MetLife Stock Index Portfolio B                        278,373  10.33  to  10.46      2,901
  Oppenheimer Bond Fund                                    2,400       12.69               30
  Putnam Growth & Income Fund                              7,857       10.11               79
  Putnam Growth & Income Fund B                            2,116  11.26  to  11.30         24
  Putnam New Value Fund B                                      -       13.88                -
  Putnam Vista Fund                                       66,067        4.95              327
  Putnam Vista Fund B                                          -        9.92                -
  Putnam International Growth Fund                         9,336        7.40               69
  Putnam International Equity Fund B                       1,875       13.31               25
  Putnam International New Opportunities Fund B                -       10.88                -
(a) Putnam Equity Income B                                 4,316  12.04  to  12.08         52
  Templeton Global Income Securities Fund B                    -       14.63                -
  Templeton Franklin Small Cap Fund B                      3,852       11.61               45
  Templeton Growth Securities Fund B                           -       13.56                -
  Templeton Foreign Securities Fund                        6,611        9.02               60
  Templeton Foreign Securities Fund B                      5,811   9.34  to  9.47          54
  Templeton Developing Markets Securities Fund             4,303       10.91               47
  Templeton Developing Markets Securities Fund B           4,786       10.36               50
  Templeton Mutual Shares Securities Fund B                2,652  13.13  to  13.25         35
  Templeton Franklin Large Cap Growth Securities Fund B    1,474  12.62  to  12.80         19

                                                                For the Year ended December 31, 2003
                                                         --------------------------------------------------
                                                         Investment       Expense              Total
                                                           Income        Ratio***           Return****
                                                          Ratio**   (lowest to highest) (lowest to highest)
                                                         ---------- ------------------- -------------------
Accumulation units, continued:
  MFS Investors Trust Series B                              0.84%         1.40%               20.14%
  MFS New Discovery Series B                                0.00%         1.40%               31.58%
  MetLife Davis Venture Value E                             0.01%    0.85%  to  1.95%   25.46%  to  29.63%
  MetLife Harris Oakmark Focused Value B                    0.00%    1.30%  to  1.95%   27.32%  to  30.49%
  MetLife Jennison Growth B                                 0.01%    1.30%  to  1.95%   20.45%  to  27.89%
  MetLife MFS Investors Trust Series B                      0.02%    0.85%  to  1.40%   19.84%  to  20.50%
  MetLife MFS Total Return Series B                         0.51%    0.85%  to  1.40%   15.11%  to  15.74%
  MetLife Capital Guardian US Equity Series B               0.43%    0.85%  to  1.40%   35.54%  to  36.28%
(a) MetLife Met/Putnam Voyager Portfolio B                  0.00%    0.85%  to  1.40%   17.32%  to  17.75%
(a) MetLife MFS Research Series B                           0.00%         1.40%               18.29%
(a) MetLife Putnam International Stock B                    0.00%    0.85%  to  1.40%   26.23%  to  26.69%
(c) MetLife SSR Money Market Portfolio                      0.76%         1.40%              (0.45%)
  MetLife Stock Index Portfolio B                           0.01%    1.30%  to  1.95%   20.71%  to  26.10%
  Oppenheimer Bond Fund                                     5.26%         1.40%               5.29%
  Putnam Growth & Income Fund                               2.05%         1.40%               25.92%
  Putnam Growth & Income Fund B                             0.02%    0.85%  to  1.40%   23.55%  to  25.61%
  Putnam New Value Fund B                                   2.30%         1.40%               30.64%
  Putnam Vista Fund                                         0.00%         1.40%               31.57%
  Putnam Vista Fund B                                       0.00%         1.40%               31.32%
  Putnam International Growth Fund                          1.10%         1.40%               27.10%
  Putnam International Equity Fund B                        0.84%         1.40%               26.74%
  Putnam International New Opportunities Fund B             0.56%         1.40%               31.36%
(a) Putnam Equity Income B                                  0.91%    0.85%  to  1.40%   20.38%  to  20.82%
  Templeton Global Income Securities Fund B                13.59%         1.40%               20.74%
  Templeton Franklin Small Cap Fund B                       0.00%         1.40%               35.34%
  Templeton Growth Securities Fund B                        2.93%         1.40%               30.30%
  Templeton Foreign Securities Fund                         1.93%         1.40%               30.71%
  Templeton Foreign Securities Fund B                       0.85%    0.85%  to  1.40%   30.38%  to  31.09%
  Templeton Developing Markets Securities Fund              1.40%         1.40%               51.60%
  Templeton Developing Markets Securities Fund B            0.46%         1.40%               50.87%
  Templeton Mutual Shares Securities Fund B                 0.77%    0.85%  to  1.40%   23.41%  to  24.09%
  Templeton Franklin Large Cap Growth Securities Fund B     0.62%    0.85%  to  1.40%   25.18%  to  25.87%

     (a) For the period from May 1, 2003 to December 31, 2003.

     (c) For the period from April 25, 2003 to December 31, 2003.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                    As of December 31, 2003
                                                              ------------------------------------
                                                                           Unit
                                                                        Fair Value*     Net Assets
                                                              Units (lowest to highest)   (000s)
                                                              ----- ------------------- ----------
Accumulation units, continued:
  Fidelity Growth Portfolio B                                 6,495       $11.33           $74
  Fidelity Equity-Income Portfolio B                              -       11.67              -
  Fidelity High Income Portfolio B                                -       11.49              -
  American Century Income & Growth Fund                       3,481        8.34             29
  American Century International Fund                             -        6.93              -
  American Century Value Fund                                   553       13.62              8
  Dreyfus Stock Index Fund B                                      -        7.69              -
  Dreyfus Disciplined Stock Portfolio B                           -        7.29              -
  Dreyfus Capital Appreciation Portfolio B                    3,262        8.62             28
  INVESCO Dynamics Fund                                       2,411        6.57             16
  INVESCO High Yield Fund                                         -        8.88              -
  PIMCO High Yield Portfolio                                    879       11.76             10
  PIMCO Low Duration Portfolio                                2,134       12.09             26
  PIMCO StocksPLUS Growth & Income Portfolio                    549        8.20              4
  PIMCO Total Return Portfolio                                    -       12.81              -
  Scudder I International Portfolio B                         1,116        6.19              7

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio           629       $36.32           $23
  Met Investors Lord Abbett Growth & Income Portfolio B         190       39.82              8
  Met Investors Lord Abbett Bond Debenture Portfolio B          149       14.88              2
  Met Investors JP Morgan Select Equity Portfolio               948       12.73             12
  Met Investors JP Morgan Small Cap Stock Portfolio             330       11.82              4
  Met Investors Oppenheimer Capital Appreciation Portfolio B    756        7.36              6
  Met Investors PIMCO Inflation Protected Bond Portfolio B      210       10.23              2
  Met Investors Janus Aggressive Growth Portfolio B             448        6.20              3
  Met Investors PIMCO Total Return Bond Portfolio B             196       10.79              2
  Met Investors T Rowe Price Mid Cap Growth Portfolio B         248        5.66              1
  Met Investors MFS Research International Portfolio            276       13.01              4
  Met Investors AIM Small Cap Growth Portfolio B                306       10.86              3
  Met Investors AIM Mid Cap Core Equity Portfolio B             121       11.26              1
  Met Investors Harris Oakmark International Portfolio B        410       11.01              5
  Met Investors Third Avenue Small Cap Value Portfolio B        274       10.93              3
  MetLife Davis Venture Value E                                 430        9.96              4
  MetLife Harris Oakmark Focused Value B                        296       12.92              4
  MetLife Jennison Growth B                                     296        9.29              3

                                                                     For the Year ended December 31, 2003
                                                              --------------------------------------------------
                                                              Investment       Expense              Total
                                                                Income        Ratio***           Return****
                                                               Ratio**   (lowest to highest) (lowest to highest)
                                                              ---------- ------------------- -------------------
Accumulation units, continued:
  Fidelity Growth Portfolio B                                    0.03%          1.40%              30.70%
  Fidelity Equity-Income Portfolio B                             2.99%          1.40%              28.22%
  Fidelity High Income Portfolio B                              12.43%          1.40%              24.99%
  American Century Income & Growth Fund                          0.85%          1.40%              27.56%
  American Century International Fund                            1.32%          1.40%              22.78%
  American Century Value Fund                                    1.03%          1.40%              27.17%
  Dreyfus Stock Index Fund B                                     1.09%          1.40%              26.28%
  Dreyfus Disciplined Stock Portfolio B                          0.05%          1.40%              21.60%
  Dreyfus Capital Appreciation Portfolio B                       1.24%          1.40%              19.15%
  INVESCO Dynamics Fund                                          0.00%          1.40%              35.91%
  INVESCO High Yield Fund                                        0.00%          1.40%              23.30%
  PIMCO High Yield Portfolio                                     6.57%          1.40%              21.23%
  PIMCO Low Duration Portfolio                                   1.40%          1.40%               0.93%
  PIMCO StocksPLUS Growth & Income Portfolio                     2.19%          1.40%              28.57%
  PIMCO Total Return Portfolio                                   3.39%          1.40%               3.60%
  Scudder I International Portfolio B                            0.53%          1.40%              25.75%

Annuitization units:
  Met Investors Lord Abbett Growth & Income Portfolio            0.98%          1.40%              25.46%
  Met Investors Lord Abbett Growth & Income Portfolio B          0.08%          1.40%              25.16%
  Met Investors Lord Abbett Bond Debenture Portfolio B           4.34%          1.40%              14.08%
  Met Investors JP Morgan Select Equity Portfolio                0.61%          1.40%              27.81%
  Met Investors JP Morgan Small Cap Stock Portfolio              0.00%          1.40%              23.25%
  Met Investors Oppenheimer Capital Appreciation Portfolio B     0.00%          1.40%              23.05%
  Met Investors PIMCO Inflation Protected Bond Portfolio B       0.89%          1.40%               2.32%
  Met Investors Janus Aggressive Growth Portfolio B              0.00%          1.40%              25.32%
  Met Investors PIMCO Total Return Bond Portfolio B              2.53%          1.40%              (0.14%)
  Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%          1.40%              30.82%
  Met Investors MFS Research International Portfolio             0.82%          1.40%              30.14%
  Met Investors AIM Small Cap Growth Portfolio B                 0.00%          1.40%              32.95%
  Met Investors AIM Mid Cap Core Equity Portfolio B              0.00%          1.40%              20.80%
  Met Investors Harris Oakmark International Portfolio B         2.23%          1.40%              29.22%
  Met Investors Third Avenue Small Cap Value Portfolio B         0.67%          1.40%              35.39%
  MetLife Davis Venture Value E                                  0.01%          1.40%              25.16%
  MetLife Harris Oakmark Focused Value B                         0.00%          1.40%              26.69%
  MetLife Jennison Growth B                                      0.01%          1.40%              24.16%

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

   FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                     As of December 31, 2002
                                                              -------------------------------------
                                                                            Unit
                                                                         Fair Value*     Net Assets
                                                              Units  (lowest to highest)   (000s)
                                                              ------ ------------------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio         16,344       $33.56           $549
  Met Investors Lord Abbett Growth & Income Portfolio B        4,246  33.17  to  33.72       142
  Met Investors Lord Abbett Bond Debenture Portfolio          10,189       13.76             140
  Met Investors Lord Abbett Bond Debenture Portfolio B         5,755  13.60  to  13.83        79
  Met Investors Lord Abbett Developing Growth Portfolio        9,775        7.44              73
  Met Investors Lord Abbett Developing Growth Portfolio B        405   7.41  to  7.48          3
  Met Investors Lord Abbett Growth Opportunity Portfolio          10        6.60               -
  Met Investors Lord Abbett Growth Opportunities Portfolio B   1,832   6.57  to  6.63         12
  Met Investors Lord Abbett Mid-Cap Value Portfolio           13,023       15.63             204
  Met Investors Lord Abbett Mid-Cap Value Portfolio B         11,135  15.57  to  15.71       173
  Met Investors JP Morgan Enhanced Index Portfolio            13,574       12.71             173
  Met Investors JP Morgan Enhanced Index Portfolio B             197  12.66  to  12.77         2
  Met Investors JP Morgan International Equity Portfolio      12,287        8.69             107
  Met Investors JP Morgan International Equity Portfolio B       319   8.65  to  8.73          3
  Met Investors JP Morgan Quality Bond Portfolio               5,920       14.41              85
  Met Investors JP Morgan Quality Bond Portfolio B             2,507  14.35  to  14.48        36
  Met Investors JP Morgan Select Equity Portfolio              7,584       11.55              88
  Met Investors JP Morgan Select Equity Portfolio B            1,925  11.50  to  11.60        22
  Met Investors JP Morgan Small Cap Stock Portfolio            6,870       11.12              76
  Met Investors Met/Putnam Capital Opportunities Portfolio B     235  11.08  to  11.18         3
  Met Investors Met/Putnam Research Portfolio B                  232   6.25  to  6.30          1
  Met Investors Oppenheimer Capital Appreciation Portfolio B   3,237   6.24  to  6.28         20
  Met Investors PIMCO Money Market Portfolio B                   917  10.05  to  10.21         9
  Met Investors Janus Aggressive Growth Portfolio B              706   5.16  to  5.20          4
  Met Investors PIMCO Total Return Portfolio B                51,164  11.27  to  11.36       581
  Met Investors PIMCO Innovation Portfolio B                     108   2.94  to  2.96          -
  Met Investors T Rowe Price Mid Cap Growth Portfolio B        1,388   4.51  to  4.56          6
  Met Investors MFS Research International Portfolio B        12,429   7.23  to  7.32         90
  Met Investors AIM Small Cap Growth Portfolio B                 692   8.43  to  8.47          6

                                                                      For the Year ended December 31, 2002
                                                              -----------------------------------------------------
                                                              Investment       Expense               Total
                                                                Income        Ratio***            Return****
                                                               Ratio**   (lowest to highest)  (lowest to highest)
                                                              ---------- ------------------- ----------------------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio            0.87%         1.40%                (19.09%)
  Met Investors Lord Abbett Growth & Income Portfolio B          1.58%    0.85%  to  1.85%   (19.62%)  to  (18.81%)
  Met Investors Lord Abbett Bond Debenture Portfolio             9.60%         1.40%                (1.77%)
  Met Investors Lord Abbett Bond Debenture Portfolio B           5.15%    0.85%  to  1.85%    (2.40%)  to  (1.42%)
  Met Investors Lord Abbett Developing Growth Portfolio          0.00%         1.40%                (29.98%)
  Met Investors Lord Abbett Developing Growth Portfolio B        0.00%    0.85%  to  1.40%   (30.12%)  to  (29.74%)
  Met Investors Lord Abbett Growth Opportunity Portfolio         0.00%         1.40%                (25.30%)
  Met Investors Lord Abbett Growth Opportunities Portfolio B     0.00%    0.85%  to  1.40%   (25.47%)  to  (25.05%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio              0.43%         1.40%                (10.57%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B            1.00%    0.85%  to  1.40%   (10.84%)  to  (10.35%)
  Met Investors JP Morgan Enhanced Index Portfolio               0.95%         1.40%                (26.00%)
  Met Investors JP Morgan Enhanced Index Portfolio B             1.30%    0.85%  to  1.40%   (26.16%)  to  (25.75%)
  Met Investors JP Morgan International Equity Portfolio         0.00%         1.40%                (17.52%)
  Met Investors JP Morgan International Equity Portfolio B       0.00%    0.85%  to  1.40%   (17.68%)  to  (17.22%)
  Met Investors JP Morgan Quality Bond Portfolio                 5.03%         1.40%                 7.44%
  Met Investors JP Morgan Quality Bond Portfolio B               6.53%    0.85%  to  1.40%      7.08%  to  7.67%
  Met Investors JP Morgan Select Equity Portfolio                0.66%         1.40%                (26.68%)
  Met Investors JP Morgan Select Equity Portfolio B              0.87%    0.85%  to  1.40%   (26.86%)  to  (26.46%)
  Met Investors JP Morgan Small Cap Stock Portfolio              0.09%         1.40%                (22.15%)
  Met Investors Met/Putnam Capital Opportunities Portfolio B     0.09%    0.85%  to  1.40%   (22.29%)  to  (21.86%)
  Met Investors Met/Putnam Research Portfolio B                  1.97%    1.40%  to  1.85%   (22.26%)  to  (21.91%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B     0.01%    1.40%  to  1.85%   (26.12%)  to  (25.78%)
  Met Investors PIMCO Money Market Portfolio B                   0.59%    0.85%  to  1.85%     (0.76%)  to  0.24%
  Met Investors Janus Aggressive Growth Portfolio B              0.00%    1.40%  to  1.85%   (29.16%)  to  (28.84%)
  Met Investors PIMCO Total Return Portfolio B                   0.00%    1.40%  to  1.85%      7.29%  to  7.77%
  Met Investors PIMCO Innovation Portfolio B                     0.00%    1.40%  to  1.85%   (51.64%)  to  (51.42%)
  Met Investors T Rowe Price Mid Cap Growth Portfolio B          0.00%    0.85%  to  1.85%   (45.07%)  to  (44.51%)
  Met Investors MFS Research International Portfolio B           0.44%    0.85%  to  1.85%   (13.42%)  to  (12.55%)
  Met Investors AIM Small Cap Growth Portfolio B                 0.00%    1.40%  to  1.85%   (28.83%)  to  (28.51%)

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

   FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2002
                                                          -------------------------------------
                                                                        Unit
                                                                     Fair Value*     Net Assets
                                                          Units  (lowest to highest)   (000s)
                                                          ------ ------------------- ----------
Accumulation units, continued:
  Met Investors AIM Mid Cap Core Equity Portfolio B        1,584  $9.61  to  $9.67      $15
  Met Investors Harris Oakmark International Portfolio B     227   8.78  to  8.83         2
(d) Met Investors Third Avenue Small Cap Portfolio B       2,119   8.21  to  8.23        17
  GACC Money Market Fund                                   4,681       12.62             59
  Russell Multi-Style Equity Fund                         29,748        5.77            172
  Russell Aggressive Equity Fund                           3,084        7.31             23
  Russell Non-U.S. Fund                                   15,557        5.79             90
  Russell Core Bond Fund                                  20,542       12.27            252
  Russell Real Estate Securities Fund                      2,767       12.70             35
  AIM Premier Equity Fund                                 10,435        4.76             50
(d) AIM Premier Equity Fund B                                 35   4.75  to  4.96         -
  AIM Capital Appreciation Fund                           13,396        4.71             63
(d) AIM Capital Appreciation Fund B                           17        4.70              -
  AIM International Growth Fund                            4,648        4.99             23
(d) AIM International Growth Fund B                           16        4.98              -
  Alliance Premier Growth Portfolio                       17,862        4.41             79
  Alliance Premier Growth Portfolio B                      1,049        8.71              9
  Alliance Bernstein Real Estate Investment Portfolio      2,192       12.47             27
  Alliance Bernstein Real Estate Investment Portfolio B      539       10.28              6
  Alliance Bernstein Small Cap Portfolio B                    10       10.24              -
  Alliance Bernstein Value Portfolio B                        10        8.56              -
  Liberty Newport Tiger Fund, Variable Series                  8        8.43              -
  Goldman Sachs Growth & Income Fund                          11        7.57              -
  Goldman Sachs International Equity Fund                      9        7.84              -
  Scudder II Small Cap Growth Portfolio                        9        6.29              -
  Scudder II Dreman Small Cap Value Portfolio              4,731       10.56             50
  Scudder II Government Securities Portfolio                   8       13.04              -
  MFS Research Series                                     10,794        5.17             56
  MFS Research Series B                                    1,106        8.05              9
  MFS Emerging Growth Series                               5,570        3.44             19
  MFS Emerging Growth Series B                                 7        7.81              -
  MFS High Income Series                                     750        9.45              7

                                                                  For the Year ended December 31, 2002
                                                          -----------------------------------------------------
                                                          Investment       Expense               Total
                                                            Income        Ratio***            Return****
                                                           Ratio**   (lowest to highest)  (lowest to highest)
                                                          ---------- ------------------- ----------------------
Accumulation units, continued:
  Met Investors AIM Mid Cap Core Equity Portfolio B          0.06%    1.40%  to  1.85%   (12.45%)  to  (12.06%)
  Met Investors Harris Oakmark International Portfolio B     0.34%    1.40%  to  1.85%   (19.59%)  to  (19.23%)
(d) Met Investors Third Avenue Small Cap Portfolio B         0.82%    1.40%  to  1.85%   (17.92%)  to  (17.68%)
  GACC Money Market Fund                                     4.17%         1.40%                 0.23%
  Russell Multi-Style Equity Fund                            0.68%         1.40%                (24.26%)
  Russell Aggressive Equity Fund                             0.00%         1.40%                (20.18%)
  Russell Non-U.S. Fund                                      2.03%         1.40%                (16.33%)
  Russell Core Bond Fund                                     3.28%         1.40%                 7.33%
  Russell Real Estate Securities Fund                        6.09%         1.40%                 2.36%
  AIM Premier Equity Fund                                    0.41%         1.40%                (31.23%)
(d) AIM Premier Equity Fund B                                1.16%    0.85%  to  1.40%   (31.43%)  to  (31.05%)
  AIM Capital Appreciation Fund                              0.00%         1.40%                (25.41%)
(d) AIM Capital Appreciation Fund B                          0.00%         1.40%                (25.55%)
  AIM International Growth Fund                              0.55%         1.40%                (16.85%)
(d) AIM International Growth Fund B                          1.54%         1.40%                (17.10%)
  Alliance Premier Growth Portfolio                          0.00%         1.40%                (31.61%)
  Alliance Premier Growth Portfolio B                        0.00%         1.40%                (31.80%)
  Alliance Bernstein Real Estate Investment Portfolio        2.57%         1.40%                 1.17%
  Alliance Bernstein Real Estate Investment Portfolio B      2.86%         1.40%                 0.89%
  Alliance Bernstein Small Cap Portfolio B                   0.00%         1.40%                (7.68%)
  Alliance Bernstein Value Portfolio B                       0.00%         1.40%                (14.16%)
  Liberty Newport Tiger Fund, Variable Series                1.27%         1.40%                (18.12%)
  Goldman Sachs Growth & Income Fund                         1.14%         1.40%                (12.57%)
  Goldman Sachs International Equity Fund                    1.32%         1.40%                (19.47%)
  Scudder II Small Cap Growth Portfolio                      0.00%         1.40%                (34.39%)
  Scudder II Dreman Small Cap Value Portfolio                0.41%         1.40%                (12.58%)
  Scudder II Government Securities Portfolio                 3.74%         1.40%                 6.55%
  MFS Research Series                                        0.27%         1.40%                (25.59%)
  MFS Research Series B                                      0.00%         1.40%                (25.77%)
  MFS Emerging Growth Series                                 0.00%         1.40%                (34.68%)
  MFS Emerging Growth Series B                               0.00%         1.40%                (34.78%)
  MFS High Income Series                                     7.15%         1.40%                 1.14%

     (d) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

   FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2002
                                                         -------------------------------------
                                                                       Unit
                                                                    Fair Value*     Net Assets
                                                         Units  (lowest to highest)   (000s)
                                                         ------ ------------------- ----------
Accumulation units, continued:
  MFS High Income Series B                                  282       $9.63            $  3
  MFS Strategic Income Series B                             230       11.67               3
  MFS Investors Trust Series                              1,014        6.41               6
  MFS Investors Trust Series B                                9        8.04               -
  MFS New Discovery Series B                              2,469        5.41              13
  MetLife Davis Venture Value E                           1,928   8.29  to  8.39         16
  MetLife Harris Oakmark Focused Value B                  5,332  10.63  to  10.71        57
(d) MetLife Jennison Growth                               1,022   7.61  to  7.63          8
(d) MetLife MFS Investors Trust Series B                    602   8.29  to  8.32          5
(d) MetLife MFS Total Return Series B                       300   9.12  to  9.16          3
(d) MetLife Capital Guardian U.S. Equity Series B         4,847   7.82  to  7.85         38
  MetLife Stock Index Portfolio B                         1,068   8.24  to  8.29          9
  Oppenheimer Bond Fund                                   2,140       12.05              26
  Putnam Growth & Income Fund                             7,129        8.03              57
  Putnam Growth & Income Fund B                               8        8.97               -
  Putnam New Value Fund B                                     7       10.62               -
  Putnam Vista Fund                                      57,416        3.76             216
  Putnam Vista Fund B                                         7        7.55               -
  Putnam International Growth Fund                        8,053        5.82              47
  Putnam International Equity Fund B                      1,410       10.50              15
  Putnam International New Opportunities Fund B               9        8.28               -
  Templeton Global Income Securities Fund B                  10       12.12               -
  Templeton Franklin Small Cap Fund B                       560        8.58               5
  Templeton Growth Securities Fund B                          8       10.41               -
  Templeton Foreign Securities Fund                       5,878        6.90              41
  Templeton Foreign Securities Fund B                     1,256   7.16  to  7.23          9
  Templeton Developing Markets Securities Fund            3,872        7.20              28
  Templeton Developing Markets Securities Fund B            583        6.87               4
  Templeton Mutual Shares Securities Fund B               1,438  10.64  to  10.68        15
  Templeton Franklin Large Cap Growth Securities Fund B   2,416  10.08  to  10.17        24
  Fidelity Growth Portfolio B                               757        8.67               7
  Fidelity Equity-Income Fund B                               8        9.10               -
  Fidelity High Income Portfolio B                           10        9.19               -

                                                                 For the Year ended December 31, 2002
                                                         -----------------------------------------------------
                                                         Investment       Expense               Total
                                                           Income        Ratio***            Return****
                                                          Ratio**   (lowest to highest)  (lowest to highest)
                                                         ---------- ------------------- ----------------------
Accumulation units, continued:
  MFS High Income Series B                                  1.12%         1.40%                 0.90%
  MFS Strategic Income Series B                             0.65%         1.40%                 6.68%
  MFS Investors Trust Series                                0.58%         1.40%                (22.06%)
  MFS Investors Trust Series B                              0.00%         1.40%                (22.25%)
  MFS New Discovery Series B                                0.00%         1.40%                (32.75%)
  MetLife Davis Venture Value E                             0.61%    0.85%  to  1.85%   (18.08%)  to  (17.26%)
  MetLife Harris Oakmark Focused Value B                    0.05%    1.40%  to  1.85%   (10.73%)  to  (10.33%)
(d) MetLife Jennison Growth                                 0.00%    1.40%  to  1.85%   (23.95%)  to  (23.72%)
(d) MetLife MFS Investors Trust Series B                    0.00%    0.85%  to  1.40%   (21.00%)  to  (21.44%)
(d) MetLife MFS Total Return Series B                       0.00%    0.85%  to  1.40%    (6.31%)  to  (6.83%)
(d) MetLife Capital Guardian U.S. Equity Series B           0.00%    0.85%  to  1.40%   (21.84%)  to  (21.55%)
  MetLife Stock Index Portfolio B                           0.71%    1.40%  to  1.85%   (23.94%)  to  (23.60%)
  Oppenheimer Bond Fund                                     7.33%         1.40%                 7.56%
  Putnam Growth & Income Fund                               1.75%         1.40%                (19.92%)
  Putnam Growth & Income Fund B                             1.20%         1.40%                (20.12%)
  Putnam New Value Fund B                                   1.15%         1.40%                (16.78%)
  Putnam Vista Fund                                         0.00%         1.40%                (31.35%)
  Putnam Vista Fund B                                       0.00%         1.40%                (31.57%)
  Putnam International Growth Fund                          1.04%         1.40%                (18.67%)
  Putnam International Equity Fund B                        0.74%         1.40%                (18.82%)
  Putnam International New Opportunities Fund B             1.30%         1.40%                (14.83%)
  Templeton Global Income Securities Fund B                 0.89%         1.40%                 19.47%
  Templeton Franklin Small Cap Fund B                       0.29%         1.40%                (29.68%)
  Templeton Growth Securities Fund B                        2.25%         1.40%                (19.62%)
  Templeton Foreign Securities Fund                         1.82%       1.40%  to              (19.54%)
  Templeton Foreign Securities Fund B                       0.93%    0.85%  to  1.40%   (19.70%)  to  (19.25%)
  Templeton Developing Markets Securities Fund              1.65%         1.40%                (1.35%)
  Templeton Developing Markets Securities Fund B            2.25%         1.40%                (1.54%)
  Templeton Mutual Shares Securities Fund B                 1.01%    0.85%  to  1.40%   (13.04%)  to  (12.56%)
  Templeton Franklin Large Cap Growth Securities Fund B     0.92%    0.85%  to  1.40%   (24.26%)  to  (23.84%)
  Fidelity Growth Portfolio B                               0.19%         1.40%                (31.27%)
  Fidelity Equity-Income Fund B                             1.16%         1.40%                (18.31%)
  Fidelity High Income Portfolio B                         10.23%         1.40%                 1.86%

     (d) For the period from May 1, 2002 to December 31, 2002.

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                As of December 31, 2002
                                                          ------------------------------------
                                                                       Unit
                                                                    Fair Value*     Net Assets
                                                          Units (lowest to highest)   (000s)
                                                          ----- ------------------- ----------
Accumulation units, continued:
  American Century Income & Growth Fund                   1,388       $6.54            $ 9
  American Century International Fund                        11        5.64              -
  American Century Value Fund                               524       10.71              6
  Dreyfus Stock Index Fund B                                 11        6.09              -
  Dreyfus Disciplined Stock Portfolio B                      11        6.00              -
  Dreyfus Capital Appreciation Portfolio B                2,981        7.24             22
  INVESCO Dynamics Fund                                   2,101        4.84             10
  INVESCO High Yield Fund                                    11        7.20              -
  PIMCO High Yield Portfolio                                829        9.70              8
  PIMCO Low Duration Portfolio                              433       11.98              5
  PIMCO StocksPLUS Growth & Income Portfolio                560        6.38              4
  PIMCO Total Return Bond Portfolio                           9       12.36              -
  Scudder I International Portfolio B                       985        4.92              5
Annuitization units:
  Met Investors Lord Abbett Growth and Income Portfolio     183       $28.95           $ 5
  Met Investors JP Morgan Enhanced Index Portfolio          572       10.96              6
  Met Investors JP Morgan International Equity Portfolio    246        7.50              2
  Met Investors JP Morgan Select Equity Portfolio           605        9.96              6
  Met Investors JP Morgan Small Cap Stock Portfolio         207        9.59              2

                                                                 For the Year ended December 31, 2002
                                                          --------------------------------------------------
                                                          Investment       Expense              Total
                                                            Income        Ratio***           Return****
                                                           Ratio**   (lowest to highest) (lowest to highest)
                                                          ---------- ------------------- -------------------
Accumulation units, continued:
  American Century Income & Growth Fund                      0.82%          1.40%             (20.49%)
  American Century International Fund                        1.37%          1.40%             (21.48%)
  American Century Value Fund                                0.92%          1.40%             (13.84%)
  Dreyfus Stock Index Fund B                                 1.27%          1.40%             (23.63%)
  Dreyfus Disciplined Stock Portfolio B                      0.00%          1.40%             (23.80%)
  Dreyfus Capital Appreciation Portfolio B                   1.55%          1.40%             (18.05%)
  INVESCO Dynamics Fund                                      0.00%          1.40%             (32.85%)
  INVESCO High Yield Fund                                   11.25%          1.40%             (2.67%)
  PIMCO High Yield Portfolio                                 6.28%          1.40%             (2.56%)
  PIMCO Low Duration Portfolio                               1.78%          1.40%              5.57%
  PIMCO StocksPLUS Growth & Income Portfolio                 2.63%          1.40%             (21.33%)
  PIMCO Total Return Bond Portfolio                          3.64%          1.40%              7.57%
  Scudder I International Portfolio B                        0.62%          1.40%             (19.75%)
Annuitization units:
  Met Investors Lord Abbett Growth and Income Portfolio      0.87%          1.40%             (19.09%)
  Met Investors JP Morgan Enhanced Index Portfolio           0.95%          1.40%             (26.00%)
  Met Investors JP Morgan International Equity Portfolio     0.00%          1.40%             (17.52%)
  Met Investors JP Morgan Select Equity Portfolio            0.66%          1.40%             (26.68%)
  Met Investors JP Morgan Small Cap Stock Portfolio          0.09%          1.40%             (22.15%)

     * Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

     ** These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     *** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     **** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



First MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays selected financial highlights of each sub-account offered by the various products.

                                                                 As of December 31, 2001     For the Year ended December 31, 2001
                                                               ----------------------------  ------------------------------------
                                                                          Unit    Net Assets  Investment     Expense     Total
                                                               Units   Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                               ------  ---------- ---------- -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio          18,248    $41.48      $757        0.98%        1.40%    (7.04%)
  Met Investors Lord Abbett Growth & Income Portfolio B         1,345    41.39         56        0.00%        1.40%    (7.30%)
  Met Investors Lord Abbett Bond Debenture Portfolio           12,757    14.00        179        8.32%        1.40%     2.34%
(f) Met Investors Lord Abbett Bond Debenture Portfolio B        1,822    13.98         25        0.07%        1.40%     2.04%
  Met Investors Lord Abbett Developing Growth Portfolio         8,727    10.63         93        0.00%        1.40%    (8.14%)
(f) Met Investors Lord Abbett Developing Growth Portfolio B       349    10.61         4         0.00%        1.40%    (8.38%)
(f) Met Investors Lord Abbett Growth Opportunity Portfolio         10     8.83         -         0.00%        1.40%    (8.40%)
(f) Met Investors Lord Abbett Growth Opportunity Portfolio B    1,786     8.82        16         0.00%        1.40%    (8.51%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio            14,216    17.48        249        0.49%        1.40%     6.58%
(f) Met Investors Lord Abbett Mid-Cap Value Portfolio B         1,124    17.46         20        0.00%        1.40%     6.40%
  Met Investors JP Morgan Enhanced Index Portfolio             14,754    17.18        253        0.83%        1.40%    (12.64%)
(f) Met Investors JP Morgan Enhanced Index Portfolio B              5    17.14          -        1.06%        1.40%    (12.88%)
  Met Investors JP Morgan International Equity Portfolio       12,169    10.54        128        1.29%        1.40%    (21.44%)
(f) Met Investors JP Morgan International Equity Portfolio B        8    10.51          -        1.18%        1.40%    (21.68%)
  Met Investors JP Morgan Quality Bond Portfolio                5,099    13.41         68        4.88%        1.40%     5.56%
(f) Met Investors JP Morgan Quality Bond Portfolio B              944    13.40         13        0.12%        1.40%     5.35%
  Met Investors JP Morgan Select Equity Portfolio               7,748    15.75        122        0.47%        1.40%    (7.33%)
(f) Met Investors JP Morgan Select Equity Portfolio B             791    15.72         12        0.00%        1.40%    (7.64%)
  Met Investors JP Morgan Small Cap Stock Portfolio             6,593    14.28         94        0.17%        1.40%    (9.73%)
(f) Met Investors Met/Putnam Capital Opportunities Portfolio B      7    14.26         -         0.00%        1.40%    (9.91%)
(f) Met Investors Met/Putnam Research Portfolio B                  11     8.07         -         0.00%        1.40%    (12.63%)
(f) Met Investors Oppenheimer Capital Appreciation Portfolio B  1,247     8.47        11         0.11%        1.40%    (12.35%)
(f) Met Investors PIMCO Money Market Portfolio B                   10    10.15         -         1.99%        1.40%     0.89%
(f) Met Investors Janus Aggressive Growth Portfolio B              11     7.31         -         0.00%        1.40%    (18.00%)
(f) Met Investors PIMCO Total Return Portfolio B                1,691    10.54        18         2.50%        1.40%     5.27%
(f) Met Investors PIMCO Innovation Portfolio B                     12     6.09         -         0.00%        1.40%    (25.91%)
(f) Met Investors T Rowe Price Mid Cap Growth Portfolio B         266     8.24         2         0.00%        1.40%    (16.04%)
(f) Met Investors MFS Research International Portfolio B        1,021     8.38         9         0.21%        1.40%    (12.79%)
  Met Investors AIM Small Cap Growth Portfolio B                  250    11.85          3        0.00%        1.40%     18.52%
  Met Investors AIM Mid Cap Core Equity Portfolio B                10    10.99          -        0.00%        1.40%     9.91%
  Met Investors Harris Oakmark International Portfolio B           10    10.94          -        0.00%        1.40%     9.36%

     (f) For the period from May 1, 2001 to December 31, 2001.

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                            As of December 31, 2001    For the Year ended December 31, 2001
                                                          ---------------------------- ------------------------------------
                                                                    Unit    Net Assets  Investment     Expense     Total
                                                          Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          ------ ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  GACC Money Market Fund                                       9   $12.59      $  -         0.00%       1.40%     2.69%
  Russell Multi-Style Equity Fund                          8,591    7.62         65         0.52%       1.40%    (15.35%)
  Russell Aggressive Equity Fund                           1,010    9.16          9         0.15%       1.40%    (3.65%)
  Russell Non-U.S. Fund                                    4,311    6.91         30         1.03%       1.40%    (23.08%)
  Russell Core Bond Fund                                   6,223   11.43         71         6.77%       1.40%     5.99%
  Russell Real Estate Securities Fund                        835   12.41         10         6.16%       1.40%     6.39%
  AIM Premier Equity Fund                                  7,127    6.92         49         0.14%       1.40%    (13.78%)
  AIM Capital Appreciation Fund                           10,189    6.31         64         0.00%       1.40%    (24.35%)
  AIM International Growth Fund                            4,646    6.00         28         0.33%       1.40%    (24.60%)
  Alliance Premier Growth Portfolio                       16,205    6.45        104         0.00%       1.40%    (18.35%)
(f) Alliance Premier Growth Portfolio B                      317   12.77          4         0.00%       1.40%    (18.56%)
  Alliance Bernstein Real Estate Investment Portfolio      2,028   12.32         25         3.79%       1.40%     9.25%
(f) Alliance Bernstein Real Estate Investment Portfolio B    228   10.19          2         0.48%       1.40%     9.16%
(f) Alliance Bernstein Small Cap Portfolio B                  10   11.10          -         0.00%       1.40%     10.96%
(f) Alliance Bernstein Value Portfolio B                      10    9.98          -         0.00%       1.40%    (0.24%)
(f) Liberty Newport Tiger Fund, Variable Series                8   10.30          -         1.19%       1.40%    (19.04%)
(g) Goldman Sachs Growth & Income Fund                        11    8.66          -         0.00%       1.40%    (10.57%)
(g) Goldman Sachs International Equity Fund                    9    9.74          -         1.17%       1.40%    (23.26%)
(g) Goldman Sachs Global Income Fund                           9   11.73          -         3.93%       1.40%     3.67%
(g) Goldman Sachs Internet Tollkeeper Fund                    18    4.26          -         0.00%       1.40%    (34.59%)
(f) Scudder II Small Cap Growth Portfolio                      9    9.58          -         0.00%       1.40%    (29.76%)
  Scudder II Dreman Small Cap Value Portfolio              4,578   12.09         55         0.00%       1.40%     16.05%
(f) Scudder II Government Securities Portfolio                 8   12.24          -         0.00%       1.40%     6.76%
  MFS Research Series                                      9,960    6.94         69         0.02%       1.40%    (22.35%)
(f) MFS Research Series B                                      8   10.84          -         0.00%       1.40%    (22.49%)
  MFS Emerging Growth Series                               4,789    5.26         25         0.00%       1.40%    (34.44%)
(f) MFS Emerging Growth Series B                               7   11.97          -         0.00%       1.40%    (34.55%)
  MFS High Income Series                                     618    9.35          6        10.54%       1.40%     0.68%
(f) MFS High Income Series B                                  10    9.54          -         0.00%       1.40%     0.20%
(f) MFS Strategic Income Series B                              9   10.94          -         0.00%       1.40%     3.10%
  MFS Investors Trust Series                                 742    8.22          6         0.67%       1.40%    (17.11%)
(f) MFS Investors Trust Series B                               9   10.34          -         0.00%       1.40%    (17.28%)
(f) MFS New Discovery Series B                               407    8.04          3         0.00%       1.40%    (6.58%)
  MetLife Davis Venture Value E                              707   10.16          7         0.00%       1.40%    (12.45%)

     (f) For the period from May 1, 2001 to December 31, 2001.

     (g) For the period from May 11, 2001 to December 31, 2001.

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                             As of December 31, 2001    For the Year ended December 31, 2001
                                                          ----------------------------- ------------------------------------
                                                                     Unit    Net Assets  Investment     Expense     Total
                                                           Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          ------- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  MetLife Harris Oakmark Focused Value B                  $   373   $11.95      $  4         0.00%       1.40%     25.66%
  MetLife Stock Index Portfolio B                             654   10.85          7         0.00%       1.40%    (14.76%)
  Oppenheimer Bond Fund                                     1,956   11.20         22         8.68%       1.40%     6.29%
  Putnam Growth & Income Fund                               6,439   10.03         65         1.79%       1.40%    (7.47%)
(f) Putnam Growth & Income Fund B                               8   11.22          -         0.00%       1.40%    (7.70%)
(f) Putnam New Value Fund B                                     7   12.76          -         0.00%       1.40%     1.87%
  Putnam Vista Fund                                        52,362    5.48        287         0.00%       1.40%    (34.32%)
(f) Putnam Vista Fund B                                         7   11.04          -         0.00%       1.40%    (34.43%)
  Putnam International Growth Fund                          7,244    7.16         52         0.39%       1.40%    (21.53%)
(f) Putnam International Equity Fund B                        248   12.93          3         0.00%       1.40%    (21.72%)
(f) Putnam International New Opportunities Fund B               9    9.72          -         0.00%       1.40%    (29.68%)
(f) Templeton Global Income Securities Fund B                  10   10.14          -         2.93%       1.40%     0.81%
(f) Templeton Franklin Small Cap Fund B                       178   12.20          2         0.00%       1.40%    (16.43%)
(f) Templeton Growth Securities Fund B                          8   12.95          -         2.11%       1.40%    (2.69%)
  Templeton Foreign Securities Fund                         5,494    8.58         47         3.43%       1.40%    (16.93%)
(f) Templeton Foreign Securities Fund B                       329    8.92          3         0.16%       1.40%    (17.17%)
  Templeton Developing Markets Securities Fund              3,584    7.30         26         1.15%       1.40%    (9.34%)
(f) Templeton Developing Markets Securities Fund B             14    6.98          -         1.07%       1.40%    (9.37%)
(f) Templeton Mutual Shares Securities Fund B                   8   12.23          -         2.04%       1.40%     5.55%
(f) Templeton Franklin Large Cap Growth Securities Fund B     237   13.31          3         0.00%       1.40%    (12.67%)
(g) Fidelity Growth Portfolio B                               529   12.61          7         0.00%       1.40%    (19.44%)
(g) Fidelity Equity-Income Portfolio B                          8   11.14          -         0.00%       1.40%    (6.55%)
(g) Fidelity High Income Portfolio B                           10    9.03          -         0.00%       1.40%    (13.16%)
(h) American Century Income & Growth Fund                      11    8.22          -         0.00%       1.40%    (9.60%)
(h) American Century International Fund                        11    7.19          -         0.00%       1.40%    (29.98%)
(h) American Century Value Fund                                 9   12.43          -         0.00%       1.40%     11.34%
(h) Dreyfus Stock Index Fund B                                 11    7.97          -         1.12%       1.40%    (13.69%)
(h) Dreyfus Disciplined Stock Portfolio B                      11    7.87          -         0.00%       1.40%    (14.67%)
(h) Dreyfus Capital Appreciation Portfolio B                  701    8.83          6         0.05%       1.40%    (10.89%)
(g) INVESCO Dynamics Fund                                      12    7.20          -         0.00%       1.40%    (32.03%)
(g) INVESCO VIF High Yield Fund                                11    7.40          -        10.39%       1.40%    (16.07%)
(g) PIMCO High Yield Portfolio                                 10    9.95          -         5.07%       1.40%     1.00%
(g) PIMCO Low Duration Portfolio                                9   11.35          -         2.93%       1.40%     6.87%
(g) PIMCO StocksPLUS Growth & Income Portfolio                552    8.11          4         3.16%       1.40%    (11.84%)
(g) PIMCO Total Return Portfolio                                9   11.49          -         2.88%       1.40%     7.02%
(f) Scudder I International Portfolio B                        13    6.13          -         0.00%       1.40%    (31.78%)

     (f) For the period from May 1, 2001 to December 31, 2001.

     (g) For the period from May 11, 2001 to December 31, 2001.

     (h) For the period from May 4, 2001 to December 31, 2001.

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include a parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

      Independent Auditors' Report

      To the Board of Directors and Stockholder of First MetLife Investors Insurance Company:

      We have audited the accompanying balance sheets of First MetLife Investors Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

      /s/ DELOITTE & TOUCHE LLP

      Tampa, Florida
      April 12, 2004

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                   BALANCE SHEETS
                             DECEMBER 31, 2003 AND 2002
               (Dollars in thousands, except share and per share data)

                                                                    2003     2002
                                                                  -------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value
   (amortized cost: $169,960 and $129,202, respectively)          $175,607 $133,705
 Short-term investments                                              2,554      604
                                                                  -------- --------
   Total investments                                               178,161  134,309
Cash and cash equivalents                                            3,768   17,974
Accrued investment income                                            1,963    1,527
Premiums and other receivables                                     239,360  222,222
Deferred policy acquisition costs                                   21,912   15,106
Deferred income taxes receivable                                       287      504
Other assets                                                         3,925      246
Separate account assets                                            116,872    4,481
                                                                  -------- --------
   Total assets                                                   $566,248 $396,369
                                                                  ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                           $    248 $    117
 Policyholder account balances                                     399,229  346,118
 Other policyholder funds                                               74       70
 Current income taxes payable                                        1,508    1,925
 Other liabilities                                                   3,483    2,071
 Separate account liabilities                                      116,872    4,481
                                                                  -------- --------
   Total liabilities                                               521,414  354,782
                                                                  ======== ========
Stockholder's Equity:
Common stock, par value $10 per share; 200,000 shares authorized,
   issued and outstanding at December 31, 2003 and 2002              2,000    2,000
Additional paid-in capital                                          32,721   32,721
Retained earnings                                                    7,925    5,577
Accumulated other comprehensive income                               2,188    1,289
                                                                  -------- --------
   Total stockholder's equity                                       44,834   41,587
                                                                  -------- --------
   Total liabilities and stockholder's equity                     $566,248 $396,369
                                                                  ======== ========

                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                               (Dollars in thousands)

                                                                                             2003    2002    2001
                                                                                           -------  ------- -------
REVENUES
Premiums                                                                                   $     -  $    86 $   277
Investment-type product policy fees                                                          1,097      278      65
Net investment income                                                                        8,543    8,773   9,828
Other revenues                                                                              17,702   13,738     255
Net investment gains (losses) (net of amounts allocable from deferred acquisition costs of
  $(155), $54 and $422, respectively)                                                         (831)     170     208
                                                                                           -------  ------- -------
   Total revenues                                                                           26,511   23,045  10,633
                                                                                           -------  ------- -------

EXPENSES
Policyholder benefits and claims                                                               215       79   1,836
Interest credited to policyholder account balances                                          19,010   16,254   6,889
Other expenses (excludes amounts directly related to net investment gains (losses) of
  $(155), $54 and $422, respectively)                                                        3,637    1,497   1,050
                                                                                           -------  ------- -------
   Total expenses                                                                           22,862   17,830   9,775
                                                                                           -------  ------- -------

Income before provision for income taxes                                                     3,649    5,215     858
Provision for income tax expense                                                             1,301    1,800     295
                                                                                           -------  ------- -------
Net income                                                                                 $ 2,348  $ 3,415 $   563
                                                                                           =======  ======= =======




                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                               (Dollars in thousands)

                                                                                     Accumulated
                                                                Additional              Other
                                                         Common  Paid-in   Retained Comprehensive
                                                         Stock   Capital   Earnings    Income      Total
                                                         ------ ---------- -------- ------------- -------
Balance at December 31, 2000                             $2,000  $32,721    $1,599     $  549     $36,869
Comprehensive income:
 Net income                                                                    563                    563
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                        120         120
                                                                                                  -------
 Comprehensive income                                                                                 683
                                                         ------------------------------------------------
Balance at December 31, 2001                              2,000   32,721     2,162        669      37,552
Comprehensive income:
 Net income                                                                  3,415                  3,415
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                        620         620
                                                                                                  -------
 Comprehensive income                                                                               4,035
                                                         ------------------------------------------------
Balance at December 31, 2002                              2,000   32,721     5,577      1,289      41,587
Comprehensive income:
 Net income                                                                  2,348                  2,348
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                        899         899
                                                                                                  -------
 Comprehensive income                                                                               3,247
                                                         ------------------------------------------------
Balance at December 31, 2003                             $2,000  $32,721    $7,925     $2,188     $44,834
                                                         ================================================



                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
                               (Dollars in thousands)

                                                                                  2003       2002       2001
                                                                               ---------  ---------  ---------
Cash flows from operating activities
Net income                                                                     $   2,348  $   3,415  $     563
 Adjustments to reconcile net income to net cash used in operating activities:
   Depreciation and amortization expenses                                              -          -          7
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                                528       (199)      (218)
   (Gains) losses from sales of investments, net                                     986       (224)      (630)
   Interest credited to other policyholder account balances                       19,010     16,254      6,889
   Investment-type product policy fees                                            (1,097)      (278)       (65)
   Change in accrued investment income                                              (436)      (132)      (386)
   Change in premiums and other receivables                                      (17,031)  (107,627)  (114,903)
   Change in deferred policy acquisition costs, net                               (6,567)    (5,207)    (7,800)
   Change in insurance-related liabilities                                           106        146         41
   Change in income taxes payable                                                   (684)       726         13
   Change in other liabilities                                                     1,413     (4,830)     3,737
 Other, net                                                                          301         11        350
                                                                               ---------  ---------  ---------
Net cash used in operating activities                                             (1,123)   (97,945)  (112,402)
                                                                               ---------  ---------  ---------
Cash flows from investing activities
 Sales, maturities and repayments of fixed maturities                             59,060     87,566     89,374
 Purchases of fixed maturities                                                  (101,488)   (84,835)  (135,438)
 Net change in short-term investments                                             (1,950)       (32)       621
 Other, net                                                                           50        (18)         4
                                                                               ---------  ---------  ---------
Net cash (used in) provided by investing activities                              (44,328)     2,681    (45,439)
                                                                               ---------  ---------  ---------

Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                      151,308    117,523    159,409
   Withdrawals                                                                  (120,063)   (12,444)   (13,852)
                                                                               ---------  ---------  ---------
 Net cash provided by financing activities                                        31,245    105,079    145,557
                                                                               ---------  ---------  ---------
 Change in cash and cash equivalents                                             (14,206)     9,815    (12,284)
 Cash and cash equivalents, beginning of year                                     17,974      8,159     20,443
                                                                               ---------  ---------  ---------

Cash and cash equivalents, end of year                                         $   3,768  $  17,974  $   8,159
                                                                               =========  =========  =========
Supplemental disclosures of cash flow information:
 Cash paid (refunded) during the year:
   Interest                                                                    $       9  $      40  $       -
                                                                               =========  =========  =========
   Income taxes                                                                $       -  $     (30) $       -
                                                                               =========  =========  =========


                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At December 31, 2002 Cova Corporation was sold from General American Life Insurance Company, a wholly owned subsidiary of GenAmerica Financial, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), and a traditional life product. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      Basis of Presentation

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

      On January 6, 2000 GenAmerica and all of its holdings were acquired by Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly owned subsidiary of MetLife. The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $34,446 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition as if it took place on January 1, 2000.

      The excess of the net purchase price over the fair value of net assets acquired of approximately $197 thousand was recorded as goodwill and has been amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Accounting Pronouncements" below). This new basis of accounting resulted in an increase in shareholder's equity of approximately $2,199 thousand on January 1, 2000. The company's financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The critical accounting policies, estimates and related judgments underlying the

      Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior years' financial statements have been reclassified to conform to the 2003 presentation.

      Investments

      The Company's principal investments are in fixed maturities, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) unfavorable changes in forecasted cash flows on asset-backed securities; and (vii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition cost ("DAC"), including value of business acquired ("VOBA").

      Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these margins or estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is reestimated and adjusted by a cumulative charge or credit to current operations.

      DAC for annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      VOBA, included as part of DAC, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits or premiums from such policies and contracts.

      Future Policy Benefits

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Goodwill

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002 the Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 20 years and impairments are recognized in operating results when permanent diminution in value was deemed to have occurred.

      Changes in goodwill were as follows:

                                            Years Ended December 31,
                                            -----------------------
                                            2003    2002     2001
                                            ----    ----     ----
                                            (Dollars in thousands)
                 Net Balance at January 1   $177    $177     $187
                 Amortization                  -       -      (10)
                                            ----    ----     ----
                 Net Balance at December 31 $177    $177     $177
                                            ====    ====     ====

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to the amount of expected future policy benefit payments.

      Deposits related to investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include asset management and advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Income Taxes

      The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes ("SFAS 109"), which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      Reinsurance

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with the terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the revenues of the company. Fees charged to contractholders, principally mortality, policy administration and surrender charges are included in investment type products fees.

      Application of Recent Accounting Pronouncements

      Effective December 31, 2003, the Company adopted EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other-than-temporary impairments of debt and marketable equity investments that are accounted for under Statement of Financial Accounting Standards ("SFAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities. The adoption of EITF 03-1 requires the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS 115 that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. (See Note 2). The initial adoption of EITF 03-1, which only required additional disclosures, did not have a material impact on the Company's consolidated financial statements.

      In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements and (iii) separate account presentation and valuation. SOP 03-1 is effective for fiscal years beginning after December 15, 2003. As of January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits net of DAC and unearned revenue liability offsets under certain variable annuity contracts of approximately $13 thousand, net of income tax, which will be reported as a cumulative effect of a change in accounting. Industry standards and practices continue to evolve relating to the valuation of liabilities relating to these types of benefits, which may result in further adjustments to the Company's measurement of liabilities associated with such benefits in subsequent accounting periods. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC, which has been the Company's accounting treatment. This provision of SOP 03-1 will be applied prospectively to contracts. The adoption of SOP 03-1 did not have a material impact on the Company's separate account presentation and valuation.

      In April 2003, the Financial Accounting Standards Board ("FASB") cleared Statement 133 Implementation Issue No. B36, Embedded Derivatives:
      Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income.

      Issue B36 became effective on October 1, 2003 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2002, the Company adopted SFAS 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The company did not amortize goodwill during 2003. Amortization of goodwill was $10 thousand for the year ended December 31, 2001. There was no impairment of intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

      Effective January 1, 2002 the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 was adopted January 1, 2002. The adoption of SFAS 144 by the Company did not have a material impact on the Company's financial statements at the date of adoption.

      Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by Emerging Issues Task Force ("EITF") Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). The adoption of SFAS No. 146 by the Company did not have a material impact on the Company's financial statements.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

      Effective April 1, 2001, the Company adopted EITF No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's financial statements.

2.  INVESTMENTS

      Fixed Maturities

      Fixed maturities at December 31, 2003 were as follows:

                                                   Gross Unrealized
                                         Amortized ---------------- Estimated
                                           Cost     Gain     Loss   Fair Value
                                         --------- -------  ------  ----------
                                               (Dollars in thousands)
   U.S. corporate securities             $ 96,100  $ 4,847  $  263   $100,684
   Mortgage-backed securities              27,308       92     340     27,060
   Foreign corporate securities             7,625      298       -      7,923
   U.S. treasuries/agencies                 3,991      282       -      4,273
   Asset-backed securities                 21,273      459      20     21,712
   Commercial mortgage-backed securities   11,251      142      58     11,335
   Foreign government securities            2,412      208       -      2,620
                                         --------  -------  ------   --------
      Total fixed maturities             $169,960  $ 6,328  $  681   $175,607
                                         ========  =======  ======   ========

      Fixed maturities at December 31, 2002 were as follows:

                                                   Gross Unrealized
                                         Amortized ---------------- Estimated
                                           Cost     Gain     Loss   Fair Value
                                         --------- -------  ------  ----------
                                               (Dollars in thousands)
   U.S. corporate securities             $ 69,419  $ 3,754  $1,250   $ 71,923
   Mortgage-backed securities              27,210    1,008       -     28,218
   Foreign corporate securities             6,023      277      70      6,230
   U.S. treasuries/agencies                 3,977      357       -      4,334
   Asset-backed securities                 15,360      486     309     15,537
   Commercial mortgage backed-securities    6,411      258       -      6,669
   Foreign government securities              802        -       8        794
                                         --------  -------  ------   --------
      Total fixed maturities             $129,202  $ 6,140  $1,637   $133,705
                                         ========  =======  ======   ========

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $9,086 thousand and $5,614 thousand at December 31, 2003 and 2002, respectively. These securities had a net unrealized gain of $773 thousand and a net unrealized loss of $18 thousand at December 31, 2003 and 2002, respectively. The Company did not have any non-income producing fixed maturities.

      The cost or amortized cost and estimated fair value of fixed maturities at December 31, 2003, by contractual maturity date, are shown below:

                                                     Cost or    Estimated
                                                    Amortized     Fair
                                                      Cost        Value
                                                    ---------   ---------
                                                    (Dollars in thousands)
        Due in one year or less                     $  2,990    $  3,056
        Due after one year through five years         82,332      86,206
        Due after five years through ten years        21,141      22,660
        Due after ten years                            3,665       3,578
                                                    --------    --------
            Subtotal                                 110,128     115,500
        Mortgage-backed and asset-backed securities   59,832      60,107
                                                    --------    --------
            Total fixed maturities                  $169,960    $175,607
                                                    ========    ========

      Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales of fixed maturities classified as available-for-sale were as follows:

                                        Years Ended December 31,
                                       -------------------------
                                         2003     2002     2001
                                       -------  -------  -------
                                         (Dollars in thousands)
               Proceeds                $20,068  $57,231  $79,912
               Gross investment gains      343      900    1,361
               Gross investment losses    (482)    (660)    (951)

      Gross investment losses above exclude writedowns recorded during 2003 for other than temporarily impaired available-for-sale securities of $897 thousand. There were no writedowns during 2002 and 2001.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2003:

                            Less than 12 Months    12 Months or more           Total
                           --------------------- --------------------- ---------------------
                                        Gross                 Gross                 Gross
                           Estimated  Unrealized Estimated  Unrealized Estimated  Unrealized
                           Fair Value    Loss    Fair Value    Loss    Fair Value    Loss
                           ---------- ---------- ---------- ---------- ---------- ----------
                                                (Dollars in thousands)
U.S. corporate securities   $ 9,993      $117       $779       $146     $10,772      $263
Mortgage-backed securities   17,076       340          -          -      17,076       340
Asset-backed securities       5,022        20          -          -       5,022        20
Commercial mortgage-
  backed securities           5,475        58          -          -       5,475        58
                            -------      ----       ----       ----     -------      ----
Total fixed maturities      $37,566      $535       $779       $146     $38,345      $681
                            =======      ====       ====       ====     =======      ====

      There were no equity securities in a continuous unrealized loss position at December 31, 2003.

      Assets on Deposit

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $968 thousand and $1,075 thousand at December 31, 2003 and 2002, respectively.

      Net Investment Income

      The components of net investment income were as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                       2003     2002    2001
                                                      -------  ------  ------
                                                      (Dollars in thousands)
    Fixed maturities                                  $ 8,415  $8,770  $8,213
    Cash, cash equivalents and short-term investments     137     142   1,595
    Other                                                   -       -      20
                                                      -------  ------  ------
        Total                                           8,552   8,912   9,828
    Less: Investment expenses                               9     139       -
                                                      -------  ------  ------
        Total net investment income                   $ 8,543  $8,773  $9,828
                                                      =======  ======  ======

      Net Investment Gains (Losses)

      Net investment gains (losses) were as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                          2003    2002    2001
                                                        -------   ----   -----
                                                        (Dollars in thousands)
  Fixed maturities                                      $(1,036)  $240   $ 410
  Other                                                      50    (16)    220
                                                        -------   ----   -----
      Total                                                (986)   224     630
  Amounts allocable to deferred policy acquisition cost     155    (54)   (422)
                                                        -------   ----   -----
      Total net investment gains (losses)               $  (831)  $170   $ 208
                                                        =======   ====   =====

      Investment losses have been reduced by DAC to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

      Net Unrealized Investment Gains

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                   Years Ended December 31,
                                                  -------------------------
                                                    2003     2002     2001
                                                  -------  -------  -------
                                                    (Dollars in thousands)
    Fixed maturities                              $ 5,647  $ 4,503  $ 2,511
    Amounts allocable to:
        Deferred policy acquisition costs          (2,281)  (2,520)  (1,483)
        Deferred income taxes                      (1,178)    (694)    (359)
                                                  -------  -------  -------
        Total                                      (3,459)  (3,214)  (1,842)
                                                  -------  -------  -------
            Net unrealized investment gains       $ 2,188  $ 1,289  $   669
                                                  =======  =======  =======

      The changes in net unrealized investment gains were as follows:

                                                      Years Ended December 31,
                                                      ---------------------
                                                       2003       2002   2001
                                                      ------    -------  ----
                                                      (Dollars in thousands)
    Balance at January 1                              $1,289    $   669  $549
    Unrealized investment gains during the year        1,144      1,992   164
    Unrealized investment gains (losses) relating to:
        Deferred policy acquisition costs                239     (1,037)   19
        Deferred income taxes                           (484)      (335)  (63)
                                                      ------    -------  ----
    Balance at December 31                            $2,188    $ 1,289  $669
                                                      ------    -------  ----
    Net change in unrealized investment gains         $  899    $   620  $120
                                                      ======    =======  ====

3.  INSURANCE

      Deferred Policy Acquisition Costs

      Information regarding VOBA and DAC for the year ended December 31, 2003, 2002 and 2001 is as follows:

                                         Value of      Deferred
                                         Business Policy Acquisition
                                         Acquired       Costs         Total
                                         -------- ------------------ -------
                                                (Dollars in thousands)
   Balance at December 31, 2000           $1,642       $ 1,494       $ 3,136
   Capitalizations                             -         9,179         9,179
                                          ------       -------       -------
      Total                                1,642        10,673        12,315
   Amortization allocated to:
    Net investment gains                       -           422           422
    Unrealized investment gains (losses)     430          (449)          (19)
    Other expenses                            (4)          980           976
                                          ------       -------       -------
      Total amortization                     426           953         1,379
                                          ------       -------       -------
   Balance at December 31, 2001            1,216         9,720        10,936
   Capitalizations                             -         5,624         5,624
                                          ------       -------       -------
      Total                                1,216        15,344        16,560
                                          ------       -------       -------
   Amortization allocated to:
    Net investment gains (losses)              -            54            54
    Unrealized investment gains (losses)    (146)        1,183         1,037
    Other expenses                           178           185           363
                                          ------       -------       -------
      Total amortization                      32         1,422         1,454
                                          ------       -------       -------
   Balance at December 31, 2002            1,184        13,922        15,106
   Capitalizations                             -         8,047         8,047
                                          ------       -------       -------
      Total                                1,184        21,969        23,153
                                          ------       -------       -------
   Amortization allocated to:
    Net investment gains (losses)            (10)         (145)         (155)
    Unrealized investment gains (losses)     (92)         (147)         (239)
    Other expenses                           169         1,466         1,635
                                          ------       -------       -------
      Total amortization                      67         1,174         1,241
                                          ------       -------       -------
   Balance at December 31, 2003           $1,117       $20,795       $21,912
                                          ======       =======       =======

      The estimated future amortization expense for value of business acquired is $176 thousand in 2004, $161 thousand in 2005, $159 thousand in 2006, $154 thousand in 2007, and $148 thousand in 2008.

      Amortization of VOBA and DAC is allocated to (i) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of VOBA and deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of VOBA and DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Future Policy Benefits

      Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 9%.

      Policyholder account balances for investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 3% to 11%, less expenses, mortality charges, and withdrawals.

      Separate Accounts

      The Company has non-guaranteed separate accounts totaling $116,872 thousand and $4,481 thousand at December 31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as investment-type product policy fees and totaled $1,097 thousand, $278 thousand and $65 thousand for the years ended December 31, 2003, 2002 and 2001, respectively.

4.  REINSURANCE

      Effective January 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede certain SPDA contracts issued on a 90% coinsurance basis. The agreement is considered to be financing and does not meet the conditions for reinsurance accounting under GAAP. There was no significant impact on the Company's financial statements resulting from this transaction.

      Effective July 1, 2002, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede variable annuity contracts issued on a 90% modified coinsurance basis. The agreement is treated as a financing agreement since it does not meet the conditions for reinsurance accounting under GAAP.

      In 1991, the Company entered into a reinsurance agreement to cede 100% of the Company's traditional life insurance policies and a block of annuities. The Company ceded liabilities of $1,782 thousand, $1,742 thousand and $1,728 thousand at December 31, 2003, 2002 and 2001, respectively.

      The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The Company had no direct premiums at December 31, 2003. The Company had direct premiums of $86 thousand and $277 thousand at December 31, 2002 and 2001, respectively.

5.  INCOME TAXES

      The provision for income taxes for operations was as follows:

                                             Years Ended December 31,
                                             ----------------------
                                              2003     2002    2001
                                             ------   ------  ------
                                             (Dollars in thousands)
            Current:
              Federal                        $1,568   $  685  $1,240
              State                               -      (29)      -
            Deferred:
              Federal                          (267)   1,144    (945)
                                             ------   ------  ------
            Provision for income tax expense $1,301   $1,800  $  295
                                             ======   ======  ======

      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for operations were as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                       2003     2002    2001
                                                      ------   ------   ----
                                                      (Dollars in thousands)
    Computed "expected" tax expense                   $1,277   $1,825   $300
    Increase (decrease) in income tax resulting from:
      Tax preferred investment income                     (2)      (2)    (9)
      State tax net of federal benefit                     -      (30)     -
      Goodwill amortization                                -        -      3
      Other, net                                          26        7      1
                                                      ------   ------   ----
    Provision for income tax expense                  $1,301   $1,800   $295
                                                      ======   ======   ====

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       December 31,
                                                       -------------
                                                        2003   2002
                                                       ------ ------
                                                        (Dollars in
                                                        thousands)
            Deferred tax assets:
              Liability for future policy benefits     $8,478 $5,300
              Tax basis of intangible assets purchased    639  1,016
              Loss and credit carryforwards               176    554
              Other, net                                    -     17
                                                       ------ ------
                Total deferred tax assets               9,293  6,887
                                                       ------ ------
            Deferred tax liabilities:
              Deferred policy acquisition costs         7,292  5,002
              Investments                                 430    687
              Net unrealized investment gains           1,178    694
              Other, net                                  106      -
                                                       ------ ------
                Total deferred tax liabilities          9,006  6,383
                                                       ------ ------
            Net deferred income tax asset              $  287 $  504
                                                       ====== ======

      The Company has capital loss carryforwards of $503 thousand at December 31, 2003, which will expire between 2005 and 2008. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax assets.

      The Company had no valuation allowance related to tax benefits for the years ended December 31, 2003 and 2002.

      The Company has been audited by the Internal Revenue Service for the years through and including 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

      The Company joins MLIIC's includable affiliates in filing a consolidated federal income tax return. Pursuant to the tax allocation agreement, the amounts due to affiliates are $1,508 thousand in 2003 and $1,925 thousand in 2002.

6.  COMMITMENTS AND CONTINGENCIES

      Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company or its affiliates are in the process of responding and are fully cooperating with regard to these information requests and inquiries. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      Summary

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

7.  EQUITY

      Dividend Restrictions

      Under the New York Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the New York Commissioner of Insurance, is equal to the lesser of (i) 10% of the Company's surplus as of December 31 of the preceding calendar year, or (ii) the net statutory gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the New York Commissioner of Insurance. At December 31, 2003, the maximum amount of dividends the Company could pay MLIIC in 2004 without prior approval from the state insurance regulatory authorities is $3,765 thousand.

      Statutory Equity and Income

      Applicable insurance department regulations require that insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis.

      As of December 31, 2001, New York Statutory Accounting Practices did not provide for deferred income taxes. The Department has adopted a modification to its regulations, effective December 31, 2002, with respect to the admissibility of deferred taxes by New York insurers, subject to certain limitations.

      Statutory net income of the Company, as filed with the Department, was $4,318 thousand, $4,489 thousand and $1,476 thousand for the years ended December 31, 2003, 2002 and 2001, respectively; statutory capital and surplus, as filed was, $37,646 thousand and $32,616 thousand at December 31, 2003 and 2002, respectively.

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance would have increased the Company's capital and surplus by approximately $700 thousand. The adoption of the Codification as modified by the Department, did not have any impact on the Company's statutory capital and surplus as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

      Other Comprehensive Income

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2003, 2002 and 2001 in other comprehensive income that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                                                  2003    2002    2001
                                                                                 -----  -------  -----
                                                                                 (Dollars in thousands)
Holding (losses) gains on investments arising during the year                    $(318) $ 2,415  $ 792
Income tax effect of holding gains or losses                                       111     (846)  (270)
Reclassification adjustments:
 Recognized holding gains (losses) included in current year income                 936     (224)  (410)
 Amortization of premium and accretion of discount associated with
   investments                                                                     528     (199)  (218)
 Recognized holding (losses) gains allocated to other policyholder amounts        (155)      54    422
 Income tax effect                                                                (458)     129     70
Allocation of holding gains (losses) on investments relating to other
  policyholder amounts                                                             393   (1,091)  (403)
Income tax effect of allocation of holding gains or losses to other policyholder
  amounts                                                                         (138)     382    137
                                                                                 -----  -------  -----
Other comprehensive income                                                       $ 899  $   620  $ 120
                                                                                 =====  =======  =====

8.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 Years Ended December 31,
                                                -------------------------
                                                  2003     2002     2001
                                                -------  -------  -------
                                                  (Dollars in thousands)
     Compensation                               $    99  $    24  $   116
     Commissions                                  5,666    5,430    7,500
     Interest expense                                 9       40        -
     Amortization of policy acquisition costs     1,635      363      976
     Capitalization of policy acquisition costs  (8,047)  (5,624)  (9,179)
     Other                                        4,275    1,264    1,637
                                                -------  -------  -------
       Total other expenses                     $ 3,637  $ 1,497  $ 1,050
                                                =======  =======  =======

9.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                          Estimated
                                               Carrying     Fair
                                                Value       Value
               December 31, 2003               --------   ---------
                                               (Dollars in thousands)
               Assets:
                 Fixed maturities              $175,607   $175,607
                 Short-term investments        $  2,554   $  2,554
                 Cash and cash equivalents     $  3,768   $  3,768
               Liabilities:
                 Policyholder account balances $399,229   $380,734

                                                          Estimated
                                               Carrying     Fair
                                                Value       Value
               December 31, 2002               --------   ---------
                                               (Dollars in thousands)
               Assets:
                 Fixed maturities              $133,705   $133,705
                 Short-term investments        $    604   $    604
                 Cash and cash equivalents     $ 17,974   $ 17,974
               Liabilities:
                 Policyholder account balances $346,118   $318,279

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      Fixed Maturities

      The fair value of fixed maturities is based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      Cash and Cash Equivalents and Short-term Investments

      The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

      Policyholder Account Balances

      The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

10. RELATED PARTY TRANSACTIONS

      Effective 2001, the Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2003, 2002 and 2001 for the Company, recorded in other expenses were $2,231 thousand, $771 thousand and $1,160 thousand, respectively.

      Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand alone entity.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements

          The following financial statements of the Separate Account are included in Part B hereof:

          1.   Report of Independent Auditors.


          2.   Statement of Assets and Liabilities of December 31, 2003.

          3.   Statement of Operations for the year ended December 31, 2003.

          4. Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.

          5.   Notes to Financial Statements - December 31, 2003 and 2002.


          The following financial statements of the Company are included in Part B hereof:

          1.   Independent Auditors Report.


          2.   Balance Sheets as of December 31, 2003 and 2002.

          3. Statements of Income for the years ended December 31, 2003, 2002 and 2001.

          4. Statements of Stockholder's Equity for the years ended December 31, 2003, 2002 and 2001.

          5. Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.


          6.   Notes to Financial Statements.

b.   Exhibits


     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.(1)


     2.   Not Applicable.


     3.   Principal Underwriter's Agreement.(4)

     4.   (i)    Individual Flexible Purchase Payment Deferred Variable Annuity
                 Contract.(2)

          (ii)   Fixed Account Rider.(2)

          (iii)  Enhanced Dollar Cost Averaging Rider.(2)

          (iv)   Three Month Market Entry Rider.(2)

          (v)    Death Benefit Rider - (Annual Step-Up).(2)

          (vi) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.(2)

          (vii)  Waiver of Withdrawal Charge for Terminal Illness Rider.(2)

          (viii) Individual Retirement Annuity Endorsement.(2)

          (ix)   Roth Individual Retirement Annuity Endorsement.(2)

          (x)    401 Plan Endorsement.(2)

          (xi)   Tax Sheltered Annuity Endorsement.(2)

          (xii)  Unisex Annuity Rates Rider.(2)

          (xiii) Simple Individual Retirement Annuity Endorsement.(2)

     5.   Variable Annuity Application.(3)

     6.   (i)    Copy of Articles of Incorporation of the Company.(1)

          (ii)   Copy of Amended and Restated Bylaws of the Company.(3)

     7.   (i)    Reinsurance Agreement between First MetLife Investors Insurance
                 Company and Metropolitan Life Insurance Company.(5)

     8.   (i)    Participation Agreement among Met Investors Series Trust, Met
                 Investors Advisory Corp., MetLife Investors Distribution
                 Company and First MetLife Investors Insurance Company(3)

          (ii) Participation Agreement among New England Zenith Fund, MetLife Advisers, LLC, New England Securities Corporation and First MetLife Investors Insurance Company(3)

     9.          Opinion and Consent of Counsel. (filed herewith)

     10.  (i)    Consent of Independent Auditors. (filed herewith)

          (ii)   Consent of Counsel. (filed herewith)

     11.  Not Applicable.

     12.  Not Applicable.

     13.  Calculation of Performance Information.


     14.  Powers of Attorney for James P, Bossert, Michael K. Farrell, Elizabeth
          M. Forget, George Foulke, Francis A. Goodhue, III, Richard A. Hemmings, Hugh C. McHaffie, Richard C. Pearson, Thomas A. Price, Jeffrey A. Tupper, Robert L. Davidow and Lisa S. Kuklinski. (6)

          (1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

          (2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.

          (3) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on October 15, 2002.

          (4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

          (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on May 1, 2003.

          (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 28, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address       Positions and Offices with Depositor
-----------------------------------       ------------------------------------

Michael K. Farrell                        Chairman of the Board, President,
22 Corporate Plaza Drive                  Chief Executive Officer and Director
Newport Beach, CA  92660

Norse N. Blazzard                         Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308

James P. Bossert                          Executive Vice President, Chief
22 Corporate Plaza Drive                  Financial Officer and Director
Newport Beach, CA  92660



Robert L. Davidow                         Director
367 Stanwich Road
Greenwich, CT 06830

Elizabeth M. Forget                       Executive Vice President and Director
One Madison Avenue
New York, NY  10010


George Foulke                             Director
501 Route 22
Bridgewater, NJ  08807

Francis A. Goodhue, III                   Director
Morgan Guaranty
345 Park Avenue
New York, NY 10017

Richard A. Hemmings                       Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603

Lisa S. Kuklinski                         Director
Harborside Financial Center
600 Plaza II
Jersey City NJ 07311

Hugh C. McHaffie                          Executive Vice President and Director
501 Boylston Street
Boston, MA  02116

Thomas A. Price                           Director
Bank of New York
1 Wall Street
New York, NY 10286


Kevin J. Paulson                          Senior Vice President
4700 Westown Parkway
West Des Moines, IA  50266

Richard C. Pearson                        Executive Vice President, General
22 Corporate Plaza Drive                  Counsel, Secretary and Director
Newport Beach, CA  92660

Helayne F. Klier                          Executive Vice President
1 Madison Avenue
New York, NY  10010


Jeffrey A. Tupper                         Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA  92660

Debora L. Buffington                      Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA  92660

Louis M. Weisz                            Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116


Johanna B. Becker                         Vice President
501 Boylston Street
Boston, MA  02116

Christopher A. Kremer                     Vice President
501 Boylston Street
Boston, MA  02116

Marian J. Zeldin                          Vice President
501 Route 22
Bridgewater, NJ  08907

Karen A. Johnson                          Vice President
501 Boylston Street
Boston, MA  02116

Deron J. Richens                          Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660


Anthony J. Williamson                     Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Insurance Company which in turn is a direct subsidiary of Cova Corporation which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2003

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2003. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Insurance and Annuity Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

J.    MetLife Securities, Inc. (DE)

K.    MetLife General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of North Carolina, Inc. (DE)

      2.    MetLife General Insurance Agency of Texas, Inc. (DE)

      3.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

L.    Metropolitan Property and Casualty Insurance Company

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

M.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

N.    Metropolitan Tower Life Insurance Company (DE)

O.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates-Arizona, Inc. (AZ)

      2.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

P.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

Q.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (DE)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

R.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Iberia, S.A. (Spain)

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Generales, Sociedad Anonima de Seguros y Reaseguros (Spain) 99.99969% is owned by Metlife Iberia, S.A. and 0.00031% is owned by Metlife International Holdings, Inc.

      2.    Natiloportem Holdings, Inc. (DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Natiloportem Holdings, Inc.

            b)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            c) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99841% is owned by Metlife International Holdings, Inc. and 0.00159% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina) - 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia, s.r.o. is owned by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8.    MetLife Insurance Company of Korea Limited (South Korea)

      9. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

S.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC

      13.   One Madison Merchandising L.L.C. (CT)

      14.   Transmountain Land & Livestock Company (MT)

      15.   MetPark Funding, Inc. (DE)

      16.   HPZ Assets LLC (DE)

      17.   MetDent, Inc. (DE)

      18.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      19.   Metropolitan Tower Realty Company, Inc. (DE)

      20. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      21.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      22.   MetLife (India) Private Ltd. (India)

      23.   Metropolitan Marine Way Investments Limited (Canada)

      24. MetLife Central European Services Spolka z organiczona odpowiedzialmoscia (Poland)

      25.   MetLife Investments Ireland Limited (Ireland)

      26.   MetLife Private Equity Holdings, LLC (DE)

      27.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      28.   Metropolitan Realty Management, Inc. (DE)

            a)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc. (NJ)

      29.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      30.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      31. SSRM Holdings, Inc. (DE) - Employees of State Street Research & Mangement Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc. (DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6)   Metric Property Management, Inc. (DE)

                  (7)   SSR AVF III LLC

      32.   Bond Trust Account A

      33.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      34.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c) New England Financial Distributors LLC (DE) - 79.29% is held by New England Life Insurance Company

            d)    Newbury Insurance Company, Limited (Bermuda)

            e)    New England Pension and Annuity Company (DE)

            f)    Omega Reinsurance Corporation (AZ)

      35.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

                  (3)   Krisman, Inc. (MO)

                  (4)   White Oak Royalty Company (OK)

                  (5)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)

                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc. (MO)

                                                (a.1) Reinsurance Partners,
                                                      Inc. (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Capital Trust I (DE)

                              (v)   RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (vi) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vii) RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (viii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                               (ix)  RGA Holdings Limited (U.K) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (x) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xi)  RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xii) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xiii) RGA Argentina S.A. (Argentina)

                              (xiv) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (xv)  Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xvi)  RGA Technology Partners, Inc. (MO)

                              (xvii) RGA International Reinsurance Company
                                     (Ireland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.


NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 328 qualified contract owners and 251 non-qualified contract owners.


ITEM 28.  INDEMNIFICATION

The Bylaws of the Company (Article VII, Section VII.1) provide that:

The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

(1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

(2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

     (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

     (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

The Corporation shall have the power, in furtherance of the provisions of this
Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.



ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

          Met Investors Series Trust;
          MetLife Investors USA Separate Account One
          MetLife Investors Variable Annuity Account One;
          MetLife Investors Variable Annuity Account Five;
          MetLife Investors Variable Life Account One; and
          MetLife Investors Variable Life Account Five.

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal Business Address     Positions and Offices with Underwriter
-----------------------------------     --------------------------------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President, Chief
One Madison Avenue                      Marketing Officer and Director
New York, NY 10010

Edward C. Wilson                        Executive Vice President, Chief
22 Corporate Plaza Drive                Distribution Officer and Director
Newport Beach, CA 92660

A. Frank Beaz                           Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Lisa S. Kuklinski                       Director
Harborside Financial Center
600 Plaza II
Jersey City, NJ 07311

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President, Life Insurance
22 Corporate Plaza Drive                Distribution Division
Newport Beach, CA 92660

Helayne F. Klier                        Executive Vice President
1 Madison Avenue
New York, NY 10010

Leslie Sutherland                       Executive Vice President, Chief Sales
22 Corporate Plaza Drive                Officer
Newport Beach, CA 92660

Charles M. Deuth                        Vice President, National Accounts and
22 Corporate Plaza Drive                Director
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



         (1)                     (2)               (3)             (4)             (5)
                          Net Underwriting
       Name Of              Discounts And     Compensation      Brokerage        Other
Principal Underwriter        Commissions      On Redemption    Commissions    Compensation
MetLife Investors
Distribution Company         $6,366,843            0                0               0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant
     (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
     (c)  State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
          02110
     (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, New Port Beach, CA 92660
     (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
     (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607
     (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
     (h) Metropolitan Life Insurance Company, One Madison Avenue, New York, NY 10010

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 26th day of April 2004.

                                  FIRST METLIFE INVESTORS VARIABLE ANNUITY
                                  ACCOUNT ONE
                                  (Registrant)


                                  By:  FIRST METLIFE INVESTORS INSURANCE COMPANY


                                  By:  /s/ Michael K. Farrell
                                       -----------------------------------------
                                       Michael K. Farrell
                                       President and Chief Executive Officer


                                  FIRST METLIFE INVESTORS INSURANCE COMPANY
                                  (Depositor)


                                  By:  /s/ Michael K. Farrell
                                       -----------------------------------------
                                       Michael K. Farrell
                                       President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2004.

/s/ Michael K. Farrell*        Chief Executive Officer, President and
----------------------------
Michael K. Farrell             Director

/s/ James P. Bossert*          Executive Vice President and Chief Financial
----------------------------
James P. Bossert               Officer (Principal Accounting Officer) and
                               Director

____________________________   Director
Norse N. Blazzard

/s/ Robert L. Davidow*
----------------------------
Robert L. Davidow

/s/ Elizabeth M. Forget*       Director
----------------------------
Elizabeth M. Forget

/s/ George Foulke*             Director
----------------------------
George Foulke

/s/ Francis A. Goodhue, III*   Director
----------------------------
Francis A. Goodhue, III

/s/ Richard A. Hemmings*       Director
----------------------------
Richard A. Hemmings

/s/ Lisa S. Kuklinski*         Director
----------------------------
Lisa S. Kuklinski

/s/ Hugh C. McHaffie*          Director
----------------------------
Hugh C. McHaffie

/s/ Richard C. Pearson*        Director
----------------------------
Richard C. Pearson

/s/ Thomas A. Price*           Director
----------------------------
Thomas A. Price

/s/ Jeffrey Tupper*            Director
----------------------------
Jeffrey A. Tupper

                                 *By:  /s/ Michele H. Abate
                                       -----------------------------------------
                                       Michele H. Abate, Attorney-in-Fact
                                       April 27, 2004


* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated by reference herein to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96775/811-08306) filed as Exhibit 14 on April 29, 2004.

                                INDEX TO EXHIBITS





EX-99 B.9.        Opinion and Consent of Counsel

EX-99 B.10.(i)    Consent of Independent Auditors

EX-99 B.10.(ii)   Consent of Counsel